    As filed with the Securities and Exchange Commission on October 17, 2000

                     Registration No. 811-8494 and 33-78408

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -----------

                                   FORM N-1A
                             REGISTRATION STATEMENT

                                      UNDER

                          THE SECURITIES ACT OF 1933                 [x]

                           Pre-Effective Amendment No.__             [ ]


                        Post-Effective Amendment No. 13              [x]

                                       and
                             REGISTRATION STATEMENT
                                      UNDER

                      THE INVESTMENT COMPANY ACT OF 1940             [x]


                                Amendment No. 15

                       (Check appropriate box or boxes)              [x]

                                  -----------


                  Leader Mutual Funds (formerly "Magna Funds")

               (Exact name of registrant as specified in charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219


       Registrant's Telephone Number, Including Area Code: (800) 219-4182

Name and address
of agent for service                         Copy to
--------------------                         -------

Walter B. Grimm                              John M. Loder, Esq.
BISYS Fund Services                          Ropes & Gray
3435 Stelzer Road                            One International Place
Columbus, Ohio  43219                        Boston, MA 02110

                                  -----------

It is proposed that this filing will become effective (check appropriate box):

[ ]     Immediately upon filing pursuant to paragraph (b),


[ ]     60 days after filing pursuant to paragraph (a)(1),

[X]     75 days after filing pursuant to paragraph (a)(2), or

[ ]     on September 1, 2000 pursuant to paragraph (b) of rule 485.

This filing relates solely to the Trust's Institutional Shares and Investor Shares. No prior filings relating to any other class of shares of the Trust are intended to be amended or superceded hereby.

INVESTMENT ADVISER
Union Planters Bank, National Association
One South Church Street
Suite 500
Belleville, Illinois 62220

ADMINISTRATOR & DISTRIBUTOR
BISYS Fund Services, L.P.
3435 Stelzer Road
Columbus, Ohio 43219

TRANSFER AND DIVIDEND
PAYING AGENT
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
Union Planters Bank, National Association
One South Church Street
Suite 500
Belleville, Illinois 62220

INDEPENDENT ACCOUNTANTS
[----------------------------]
[----------------------------]
[----------------------------]

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

                                   QUESTIONS?
             Call 1-800-219-4182 or your investment representative.

                               LEADER MUTUAL FUNDS



                           LEADER GROWTH & INCOME FUND


                              LEADER BALANCED FUND


                    LEADER INTERMEDIATE GOVERNMENT BOND FUND


                           LEADER TAX-EXEMPT BOND FUND


                           LEADER SHORT TERM BOND FUND


                            LEADER MONEY MARKET FUND


                        LEADER TREASURY MONEY MARKET FUND


                       LEADER TAX-EXEMPT MONEY MARKET FUND


                                 INVESTOR SHARES


                                   PROSPECTUS
                                 JANUARY 1, 2001




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

LEADER MUTUAL FUNDS                              TABLE OF CONTENTS

                                       RISK/RETURN SUMMARY AND FUND EXPENSES

Carefully review this                  LEADER Growth & Income Fund
important section, which               LEADER  Balanced Fund
summarizes each Fund's                 LEADER Intermediate Government Bond Fund
objectives, strategies,                LEADER Tax-Exempt Bond Fund
investments, risks, past               LEADER Short Term Bond Fund
performance, and fees.                 LEADER Money Market Fund
                                       LEADER Treasury Money Market Fund
                                       LEADER Tax-Exempt Money Market Fund
                                       Fees and Expenses
                                       Investing for Defensive Purposes
                                       Additional Information Regarding Fund
                                       Policies





                                       FUND MANAGEMENT

Review this section for                Investment Adviser
details on the people and              Portfolio Managers
organizations who oversee              Distributor and Administrator
the Funds and their investments.



                                       SHAREHOLDER INFORMATION

Consult this section to obtain         Pricing of Fund Shares
details on how shares are              Purchasing and Adding to Your Shares
valued, how to purchase, sell          Selling Your Shares
and exchange shares, related           General Policies on Selling Shares
charges and payments of dividends.     Distribution Arrangements
                                       Exchanging Your Shares
                                       Dividends and Distributions
                                       Taxation




                                       FINANCIAL HIGHLIGHTS

Review this section for details on     Financial Highlights
the selected financial statements
of the Funds.

                                                                 LEADER GROWTH &
RISK/RETURN SUMMARY AND FUND EXPENSES                                INCOME FUND

INVESTMENT OBJECTIVES                  Long-term growth of capital, current
                                       income and growth of income.

PRINCIPAL
INVESTMENT STRATEGIES                  The LEADER Growth & Income Fund (formerly
                                       the "Magna Growth & Income Fund"),
                                       invests primarily in common stocks that
                                       Union Planters Bank, National Association
                                       ("the Adviser") believes have potential
                                       primarily for capital growth and
                                       secondarily for income. The Fund intends to hold a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility. A portion of the Fund's assets may also be invested in preferred stocks, bonds (primarily investment grade) convertible into common stock and securities of foreign issuers traded in
                                       U. S. securities markets. The Fund's
                                       investment in foreign issuers will be
                                       primarily through American Depositary
                                       Receipts ("ADRs"). The Fund expects to
                                       earn current income mainly from dividends paid on common and preferred stocks and from interest on convertible bonds.

                                       The Adviser utilizes both "top-down" and "bottom-up" approaches in constructing the Fund's portfolio. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The Adviser exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time.

PRINCIPAL
INVESTMENT RISKS                       Two principal risks of investing in
                                       stocks are market risk and selection
                                       risk. Market risk means that the stock
                                       market in general has ups and downs,
                                       which may affect the performance of the
                                       individual stocks held by the Fund, and
                                       thus the performance of the Fund as a
                                       whole. Selection risk means that the
                                       particular stocks that are selected by
                                       the Adviser for the Fund may underperform the market or those stocks selected by other funds with similar objectives.

                                       The Fund will invest principally in
                                       common stocks, which have historically
                                       presented greater potential for capital
                                       appreciation than fixed income
                                       securities, but do not provide the same
                                       protection of capital or assurance of
                                       income and therefore may involve greater risk of loss. The Fund may invest a significant portion of its assets in "growth securities" and/or "value securities." Growth securities typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Value securities bear the risk that the companies may not overcome the

                                                                 LEADER GROWTH &
RISK/RETURN SUMMARY AND FUND EXPENSES                                INCOME FUND

                                       adverse business or other developments
                                       that caused the securities to be out of
                                       favor or that the market does not
                                       recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

                                       The Fund's investments in foreign issuers
                                       (which will be primarily through ADRs)
                                       carry potential risks that are in
                                       addition to those associated with
                                       domestic investments. Such risks may
                                       include, but are not limited to: (1)
                                       currency exchange rate fluctuations, (2)
                                       political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

                                       Investing in the Fund involves risks
                                       common to any investment in securities.
                                       By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.

                                       An investment in the Fund is not a bank
                                       deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                                 LEADER GROWTH &
RISK/RETURN SUMMARY AND FUND EXPENSES                                INCOME FUND

           PERFORMANCE BAR CHART AND TABLE(1)- INSTITUTIONAL SHARES(2)

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years and the period of time since inception compare with those of a broad-based securities index and two indexes of funds that the Adviser believes have similar investment objectives. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Growth & Income Index and the Lipper Large Cap Core Index shows how the Fund's average annual total returns compare with the returns of two indexes of funds that the Adviser believes have similar investment objectives.

Past performance does not indicate how the Fund will perform in the future.


                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

                                 [Insert Table]

         For the period January 1, 2000 through September 30, 2000, the Fund's total return was [____]%.

Best quarter:                      Q4            1998         16.30%
Worst quarter:                     Q3            1998         -5.24%

                          AVERAGE ANNUAL TOTAL RETURNS
                             (for the periods ending
                               December 31, 1999)


                                                                     SINCE FUND
                                       PAST            FIVE          INCEPTION
                                       YEAR            YEAR          (9/1/94)

LEADER GROWTH & INCOME FUND(3)         11.69%          24.63%         21.98%
S&P 500(R)INDEX                        21.05%          28.54%         25.96%
LIPPER GROWTH & INCOME INDEX           11.86%          20.60%         18.29%
LIPPER LARGE CAP CORE INDEX            19.35%          25.32%         22.83%

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) Investor Shares of the LEADER Growth & Income Fund have not been offered prior to the date of this prospectus. The returns in both the chart and the table are for the Institutional Shares of the LEADER Growth & Income Fund, which are offered through a separate prospectus and which would have a substantially similar (although slightly higher) return compared to the Investor Shares because the Institutional Shares are invested in the same portfolio of securities but bear lower fund expenses. Annual returns would have differed only to the extent that the Investor Shares and the Institutional Shares bear different expenses.

(3)     Reflects payment of maximum 5.50% sales charge.

RISK/RETURN SUMMARY AND FUND EXPENSES                      LEADER BALANCED FUND

INVESTMENT OBJECTIVE                   To maximize total return through a
                                       combination of growth of capital and
                                       current income consistent with
                                       preservation of capital.

PRINCIPAL
INVESTMENT STRATEGIES                  The LEADER Balanced Fund invests in a
                                       combination of equity securities (such as stocks), fixed income securities (such as bonds) and money market instruments in relative proportions that the Adviser believes will offer attractive returns consistent with the Fund's objective. The
                                       Fund invests in equity securities
                                       primarily for growth and income, and in
                                       fixed income securities and money market securities primarily for income and relative stability.

                                       Under normal market conditions, the Fund invests at least 25% of its total assets in fixed income securities and no more than 75% of its total assets in equity securities. The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. In determining the allocation of assets, the Adviser evaluates forecasts for inflation, interest rates and corporate earnings growth. The Adviser periodically will increase or decrease the Fund's allocation to equity securities, fixed income securities and money market instruments based on which asset class appears relatively more attractive than the others. For example, if the Adviser forecasts rapid economic growth leading to increased corporate earnings, it will generally increase the Fund's holdings of equity securities and reduce its holdings of fixed income securities and money market instruments.

                                       The Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities. In selecting equity securities, the Adviser utilizes both "top-down" and "bottom-up" approaches. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover.

                                       The Fund's investment in fixed income
                                       securities will consist mainly of
                                       investment-grade bonds, but the Fund may invest in any kind of debt security issued by private corporations or the U.S. Government (including any of its political subdivisions, agencies, or instrumentalities). With respect to its investment in bonds, the Fund will invest primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (for example, rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Rating Service ("Standard & Poor's")) or unrated issues deemed by the Adviser to be of

RISK/RETURN SUMMARY AND FUND EXPENSES                      LEADER BALANCED FUND

                                       comparable quality. The Fund may also
                                       invest up to 10% of its assets in
                                       securities rated below investment grade.

                                       The U.S. Government securities in which
                                       the Fund may invest include direct
                                       obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation or the Tennessee Valley Authority. The Fund may also invest in corporate debt obligations, mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable-in-kind bonds.

PRINCIPAL
INVESTMENT RISKS                       Two principal risks of investing in the
                                       Fund are market risk and selection risk.
                                       Market risk means that each of the stock and bond markets in general has ups and downs, which may affect the performance of the individual securities held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular securities that are selected by the Adviser for the Fund may underperform the market or those securities selected by other funds with similar objectives.

                                       The equity component of the Fund will
                                       invest principally in common stocks,
                                       which have historically presented greater potential for capital appreciation than fixed income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss. The Fund may invest a significant portion of its assets in "growth securities" and/or "value securities." Growth securities typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Value securities bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

                                       The fixed income component of the Fund
                                       seeks to provide income and a level of
                                       protection of capital but offers less
                                       potential for capital appreciation than
                                       equity securities. In addition, the fixed income component of the Fund's portfolio will be subject to the following risks:

                                       INTEREST RATE RISK: All bonds fluctuate
                                       in value as interest rates fluctuate.
                                       Generally, as interest rates rise, the
                                       value of a Fund's bond investments, and
                                       of its shares, will decline. If interest rates decline, the Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of

RISK/RETURN SUMMARY AND FUND EXPENSES                      LEADER BALANCED FUND

                                       a bond, the lower the risk of price
                                       fluctuation and the lower the return.

                                       CREDIT RISK: It is possible that a bond
                                       issuer may have its credit rating
                                       downgraded, or may not make timely
                                       interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk.

                                       INCOME RISK: It is possible that the
                                       income derived from the Fund's fixed
                                       income component will decline over time
                                       because of a decrease in interest rates
                                       or other factors. Income risk is
                                       generally lower for long-term bonds and
                                       higher for short-term bonds. Because
                                       interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                       PREPAYMENT RISK: Certain of the Fund's
                                       investments may be subject to the risk
                                       that the principal amount of the
                                       underlying loan may be repaid prior to
                                       the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes a Fund to potentially lower return upon subsequent reinvestment of the principal.

                                       Investing in the Fund involves risks
                                       common to any investment in securities.
                                       By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.

                                       An investment in the Fund is not a bank
                                       deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                       No performance is shown for the LEADER
                                       Balanced Fund because as of the date of
                                       this Prospectus, the Fund had not
                                       completed a full calendar year of
                                       operations.

                                                             LEADER INTERMEDIATE
RISK/RETURN SUMMARY AND FUND EXPENSES                      GOVERNMENT BOND FUND

INVESTMENT OBJECTIVES                  Current income consistent with
                                       preservation of capital.

PRINCIPAL
INVESTMENT STRATEGIES                  The LEADER Intermediate Government Bond
                                       Fund (formerly the "Magna Intermediate
                                       Government Bond Fund"), invests primarily in U.S. Government securities (those that are issued or guaranteed as to principal and/or interest payments by the U.S.
                                       Government or its agencies or
                                       instrumentalities) and high grade bonds
                                       and notes of non-governmental issuers.
                                       Under normal market conditions, at least
                                       65% of the Fund's total assets will be
                                       invested in U.S. Government securities.
                                       The Fund will invest at least 65% of its total assets in "bonds," which the Adviser deems to include all debt securities for this purpose. The Fund will maintain a dollar-weighted average portfolio maturity between three and ten years, but may purchase individual securities with longer or shorter maturities.

                                       By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.

                                       The Fund's investments in U.S. Government securities may include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation or the Tennessee Valley Authority.

                                       The Fund will invest primarily in issues rated in one of the four highest categories by a NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its assets in securities rated below investment grade (for example, below Baa or BBB).

                                       The Fund may also invest in corporate
                                       debt obligations, mortgage-backed
                                       securities, collateralized mortgage
                                       obligations and repurchase agreements.

                                       While short-term interest rate bets are
                                       avoided, the Adviser constantly monitors economic conditions and adjusts portfolio maturity, where appropriate, to capitalize on interest rate trends. Security selection is managed considering factors such

                                                             LEADER INTERMEDIATE
RISK/RETURN SUMMARY AND FUND EXPENSES                      GOVERNMENT BOND FUND

                                       as credit risk and relative interest rate yields available among fixed income market sectors.

                                       While maturity and credit quality are the most important investment factors, other factors considered by the Fund when making investment decisions include:
                                       -   Current yield and yield to maturity.
                                       -   Potential for capital gain.

                                       Decisions to sell portfolio holdings are generally the result of changes in the Adviser's forecast of interest rate trends, industries or other economic conditions, changes in the Adviser's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

                                                             LEADER INTERMEDIATE
RISK/RETURN SUMMARY AND FUND EXPENSES                       GOVERNMENT BOND FUND

PRINCIPAL
INVESTMENT RISKS                       The Fund will invest primarily in fixed
                                       income securities, which provide income
                                       and a level of protection of capital, but present less potential for capital appreciation than equity securities. Two principal risks of fixed income (bond) investing are market risk and selection risk. Market risk means that the bond market in general has ups and downs, which may affect the performance of any individual fixed income security.
                                       Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. In addition to market risk and selection risk, the Fund will also be subject to the following principal investment risks:

                                       INTEREST RATE RISK: All bonds fluctuate
                                       in value as interest rates fluctuate.
                                       Generally, as interest rates rise, the
                                       value of a Fund's bond investments, and
                                       of its shares, will decline. If interest rates decline, the Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                       CREDIT RISK: It is possible that a bond
                                       issuer may have its credit rating
                                       downgraded, or may not make timely
                                       interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments, including U.S. Government securities, have exposure to some degree of credit risk. U.S. Government securities may be subject to different types and amounts of credit support, as certain U.S. Government securities are not backed by the full faith and credit of the U.S. Government. Corporate bonds and notes, which may constitute up to 35% of the Fund's assets, generally involve more credit risk than U.S. Government securities. Mortgage-backed securities may also be exposed to high levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.

                                       INCOME RISK: It is possible that the
                                       Fund's income will decline over time
                                       because of a decrease in interest rates
                                       or other factors. Income risk is
                                       generally lower for portfolios holding
                                       long-term bonds and higher for portfolios holding short-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                       PREPAYMENT RISK: Many of the Fund's
                                       investments, including investments in
                                       mortgage-backed securities, are subject
                                       to the

                                                             LEADER INTERMEDIATE
RISK/RETURN SUMMARY AND FUND EXPENSES                       GOVERNMENT BOND FUND

                                       risk that the principal amount of the
                                       underlying loan may be repaid prior to
                                       the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes a Fund to potentially lower return upon subsequent reinvestment of the principal.

                                       Investing in the Fund involves risks
                                       common to any investment in securities.
                                       By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.

                                       An investment in the Fund is not a bank
                                       deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                             LEADER INTERMEDIATE
RISK/RETURN SUMMARY AND FUND EXPENSES                       GOVERNMENT BOND FUND

          PERFORMANCE BAR CHART AND TABLE(1) - INSTITUTIONAL SHARES(2)

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and the period of time since inception compare with those of a broad-based securities index. The Lipper Intermediate Government Bond Index in the table below is an unmanaged, independently maintained index comprised of U.S. Treasury issues, publicly issued debt of U.S. Government agencies, and corporate debt guaranteed by the U.S. Government.

Past performance does not indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31


                                 [Insert Table]




                 For the period January 1, 2000 through September 30, 2000, the Fund's total return was [____]%.

                      Best quarter:         Q2           1995            5.19%
                      Worst quarter:        Q2           1999           -2.12%

                 AVERAGE ANNUAL TOTAL RETURNS
                 (for the periods ending
                 December 31, 1999)

                                               PAST     FIVE      SINCE FUND
                                               YEAR     YEAR  INCEPTION (9/1/94)
                                               ----     ----  ------------------

LEADER INTERMEDIATE GOVERNMENT BOND FUND(3)    -8.68%   4.84%      4.09%
LIPPER INTERMEDIATE GOVERNMENT BOND INDEX      -1.39%   6.63%      5.93%

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) Investor Shares of the LEADER Growth & Income Fund have not been offered prior to the date of this prospectus. The returns in both the chart and the table are for the Institutional Shares of the LEADER Growth & Income Fund, which are offered through a separate prospectus and which would have a substantially similar (although slightly higher) return compared to the Investor Shares because the Institutional Shares are invested in the same portfolio of securities but bear lower fund expenses. Annual returns would have differed only to the extent that the Investor Shares and the Institutional Shares bear different expenses.

(3)     Reflects payment of maximum applicable 4.75% sales charge.

                                                               LEADER TAX-EXEMPT
RISK/RETURN SUMMARY AND FUND EXPENSES                                  BOND FUND

INVESTMENT OBJECTIVES                  Current income that is exempt from
                                       federal income tax consistent with
                                       preservation of capital.

PRINCIPAL
INVESTMENT STRATEGIES                  The LEADER Tax-Exempt Bond Fund (formerly
                                       the "Magna Tax-Exempt Bond Fund"),
                                       normally invests at least 80% of its
                                       total assets in obligations producing
                                       income that is exempt from federal income taxation. Federally tax-exempt obligations may include municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund will invest at least 65% of its total assets in "bonds," which the Adviser deems to include all debt securities for this purpose. The Fund may invest up to 20% of its net assets in U.S. Government securities, money market instruments or "private activity" bonds
                                       (some or all of which may produce income subject to federal alternative minimum tax). The Fund seeks to maintain a
                                       dollar-weighted average portfolio
                                       maturity between five and twenty years.

                                       The Fund will only purchase securities
                                       rated in one of the four highest
                                       categories by an NRSRO (for example, Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated securities deemed by the Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 10% of its assets in securities that have been downgraded below investment grade (for example, below Baa by Moody's or BBB by Standard & Poor's).

                                       While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions:

                                       -   Current yield and yield to maturity.
                                       -   Potential for capital gain.

                                       Decisions to sell portfolio holdings are generally the result of changes in the Adviser's forecast of interest rate trends, industries or other economic conditions, changes in the Adviser's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

                                                               LEADER TAX-EXEMPT
RISK/RETURN SUMMARY AND FUND EXPENSES                                  BOND FUND

PRINCIPAL
INVESTMENT RISKS                       The Fund will invest primarily in high
                                       quality fixed income securities, which
                                       provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded. In addition, changes in law or adverse determinations by the Internal Revenue Service could make the income from some of the Fund's investments taxable. Two principal risks of fixed income (bond) investing are market risk and selection risk. Market risk means that the bond market in general has ups and downs, which may affect the performance of any individual fixed income security. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. In addition to these risks, the Fund will also be subject to the following principal investment risks:

                                                               LEADER TAX-EXEMPT
RISK/RETURN SUMMARY AND FUND EXPENSES                                  BOND FUND

                                       INTEREST RATE RISK: All bonds fluctuate
                                       in value as interest rates fluctuate.
                                       Generally, as interest rates rise, the
                                       value of a Fund's bond investments, and
                                       of its shares, will decline. If interest rates decline, the Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                       CREDIT RISK: It is possible that a bond
                                       issuer may have its credit rating
                                       downgraded, or may not make timely
                                       interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk.

                                       INCOME RISK: It is possible that the
                                       Fund's income will decline over time
                                       because of a decrease in interest rates
                                       or other factors. Income risk is
                                       generally lower for long-term bonds and
                                       higher for short-term bonds. Because
                                       interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                       PREPAYMENT RISK: Certain of the Fund's
                                       investments may be subject to the risk
                                       that the principal amount of the
                                       underlying loan may be repaid prior to
                                       the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes a Fund to potentially lower return upon subsequent reinvestment of the principal.

                                       Investing in the Fund involves risks
                                       common to any investment in securities.
                                       By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.

                                       An investment in the Fund is not a bank
                                       deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                       No performance is shown for the LEADER
                                       Tax-Exempt Bond Fund because as of the
                                       date of this Prospectus, the Fund had not completed a full calendar year of operations.

                                                                    LEADER SHORT
RISK/RETURN SUMMARY AND FUND EXPENSES                            TERM BOND FUND

INVESTMENT OBJECTIVES                  To provide a high level of current income
                                       consistent with preservation of capital.

PRINCIPAL
INVESTMENT STRATEGIES                  The LEADER Short Term Bond Fund invests
                                       primarily in investment-grade bonds (for example, those rated at least Baa or BBB, or determined to be of comparable quality by the Adviser). The types of securities that the Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S.
                                       dollar-denominated bonds of foreign
                                       issuers, and mortgage-backed and other
                                       asset-backed securities. The Fund will
                                       normally maintain a dollar-weighted
                                       average portfolio maturity of three
                                       years or less, but may purchase
                                       individual securities with longer
                                       maturities.

                                       By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.

                                       In addition to a wide range of corporate and government debt obligations, the Fund may also invest in collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable in kind bonds. The Fund may also invest in securities rated below investment grade (for example, below Baa or BBB), but does not expect such investments to exceed 10% of the Fund's net assets.

                                       While maturity and credit quality are the most important investment factors, other factors considered by the Adviser when making investment decisions include:
                                       - Current yield and yield to maturity.
                                       - Potential for capital gain.

                                       Decisions to sell portfolio holdings are generally the result of changes in the Adviser's forecast of interest rate trends, industries or other economic conditions, changes in the Adviser's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL
INVESTMENT RISKS                       The Fund invests primarily in short-term
                                       investment grade fixed-income securities, which provide income and a level of protection of capital, but present less potential for capital appreciation than equity securities. Two principal risks of fixed-income (bond) investing are market risk and selection risk. Market risk means that the bond market in general has ups and downs, which may affect the performance of any individual fixed-income security. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. In addition to market risk and selection risk, the Fund will be subject to the following principal investment risks:

                                                                    LEADER SHORT
RISK/RETURN SUMMARY AND FUND EXPENSES                            TERM BOND FUND

                                       INTEREST RATE RISK: All bonds fluctuate
                                       in value as interest rates fluctuate.
                                       Generally, as interest rates rise, the
                                       value of the Fund's investments, and of
                                       its shares, will decline. If interest
                                       rates decline, the Fund's investments
                                       (and its share price) will generally
                                       increase in value. In general, the
                                       shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                       CREDIT RISK: It is possible that a bond
                                       issuer may have its credit rating
                                       downgraded, or may not make timely
                                       interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk.
                                       Mortgage-backed securities may be exposed to higher levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.

                                       INCOME RISK: It is possible that the
                                       Fund's income will decline over time
                                       because of a decrease in interest rates
                                       or other factors. Income risk is
                                       generally higher for portfolios holding
                                       short-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                       PREPAYMENT RISK: Many of the Fund's
                                       investments, including investments in
                                       mortgage- and asset-backed securities,
                                       are subject to the risk that the
                                       principal amount of the underlying loan
                                       may be repaid prior to the bond's
                                       maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes a Fund to potentially lower return upon subsequent reinvestment of the principal.

                                       FOREIGN INVESTMENTS. The Fund may invest in U.S. dollar-denominated bonds issued by foreign governments or corporations. Foreign investments involve certain special risks, including the risk of seizure by foreign governments, imposition of restrictions on exchange, tax increases, less publicly-available information, less liquidity due to limited markets and higher transaction costs.

                                       Investing in the Fund involves risks
                                       common to any investment in securities.
                                       By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.

                                       An investment in the Fund is not a bank
                                       deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                                    LEADER SHORT
RISK/RETURN SUMMARY AND FUND EXPENSES                            TERM BOND FUND

                                       No performance is shown for the LEADER
                                       Short Term Bond Fund because as of the
                                       date of this Prospectus, the Fund had not completed a full calendar year of operations.

                                                                   LEADER MONEY
RISK/RETURN SUMMARY AND FUND EXPENSES                               MARKET FUND

INVESTMENT OBJECTIVES                  Maximum current income consistent with
                                       preservation of capital and liquidity.

PRINCIPAL
INVESTMENT STRATEGIES                  The LEADER Money Market Fund (formerly
                                       the "Magna Money Market Fund"), invests
                                       in a variety of high-quality money market instruments, including U.S. Government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations, including obligations issued by U.S. banks, their foreign branches and/or foreign banks. At the time of purchase, all of the Fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard &
                                       Poor's) or, if unrated, deemed by the
                                       Adviser to be of comparable quality. In
                                       addition, all Fund investments will
                                       mature in 397 days or less, and the
                                       Fund's average maturity will not exceed
                                       90 days.

                                       While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL
INVESTMENT RISKS                       The Fund will invest primarily in high
                                       quality fixed income securities, which
                                       provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The
                                       Fund's quality and maturity limitations
                                       described above will reduce, but not
                                       altogether eliminate the following risks:

                                       INTEREST RATE RISK: All bonds fluctuate
                                       in value as interest rates fluctuate.
                                       Generally, as interest rates rise, the
                                       value of a Fund's bond investments, and
                                       of its shares, will decline. If interest rates decline, the Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                       CREDIT RISK: It is possible that a bond
                                       issuer may have its credit rating
                                       downgraded, or may not make timely
                                       interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.

                                                                   LEADER MONEY
RISK/RETURN SUMMARY AND FUND EXPENSES                               MARKET FUND

                                       INCOME RISK: It is possible that the
                                       Fund's income will decline over time
                                       because of a decrease in interest rates
                                       or other factors. Income risk is
                                       generally lower for longer-term bonds and higher for shorter-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                       Investing in the Fund involves risks
                                       common to any investment in securities.
                                       By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.

                                       An investment in the Fund is not a bank
                                       deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                                       A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                       No performance is shown for the LEADER
                                       Money Market Fund because as of the date of this Prospectus, the Fund had not completed a full calendar year of operations.

                                                                 LEADER TREASURY
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND

INVESTMENT OBJECTIVES                  High level of current income consistent
                                       with stability of principal and
                                       liquidity.

PRINCIPAL
INVESTMENT STRATEGIES                  The LEADER Treasury Money Market Fund
                                       invests primarily in high-quality,
                                       short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. Government. Under normal market conditions, the Fund will invest substantially all of its total assets in money market securities issued by the U.S. Treasury and certain U.S. government agencies and instrumentalities that provide income that is generally not subject to state income tax. All Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days.

                                       While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL
INVESTMENT RISKS                       The Fund will invest primarily in high
                                       quality fixed income securities, which
                                       provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The
                                       Fund's issuer selection, credit quality
                                       and maturity limitations will reduce, but not altogether eliminate, the following risks:

                                       INTEREST RATE RISK: All bonds fluctuate
                                       in value as interest rates fluctuate.
                                       Generally, as interest rates rise, the
                                       value of a Fund's bond investments, and
                                       of its shares, will decline. If interest rates decline, the Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                       CREDIT RISK: Credit risk includes the
                                       possibility that a party to a transaction involving the Fund will fail to meet its obligations. Although U.S. Treasury obligations have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

                                       INCOME RISK: It is possible that the
                                       Fund's income will decline over time
                                       because of a decrease in interest rates
                                       or other factors. Income risk is
                                       generally lower for longer-term bonds and higher for shorter-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                       Investing in the Fund involves risks
                                       common to any investment in securities.
                                       By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.

                                                                 LEADER TREASURY
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND

                                       An investment in the Fund is not a bank
                                       deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                                       A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                       No performance is shown for the LEADER
                                       Treasury Money Market Fund because as of the date of this Prospectus, the Fund had not completed a full calendar year of operations.

                                                               LEADER TAX-EXEMPT
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND

INVESTMENT OBJECTIVES                  Maximum current income exempt from
                                       federal income tax consistent with
                                       preservation of capital and liquidity.

PRINCIPAL
INVESTMENT STRATEGIES                  The LEADER Tax-Exempt Money Market Fund
                                       invests primarily in high-quality,
                                       short-term money market instruments which pay interest that is exempt from federal income tax. Under normal market conditions, the Fund will invest at least
                                       80% of its assets in short-term
                                       tax-exempt instruments. Federally
                                       tax-exempt obligations may include
                                       municipal securities and commercial paper issued by states and other local governments. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund may invest up to 20% of its net assets in short-term money market instruments or "private activity" bonds, some or all of which may produce income subject to federal alternative minimum tax.

                                       At the time of purchase, all of the
                                       Fund's investments (other than U.S.
                                       Government securities and related
                                       repurchase agreements) will be rated in
                                       the highest rating category by an NRSRO
                                       (for example, Aaa by Moody's or AAA by
                                       Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days.

                                       While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL INVESTMENT RISKS             The Fund will invest primarily in high
                                       quality fixed income securities, which
                                       provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded. In addition, changes in law or adverse determinations by the Internal Revenue Service could make the income from some of the Fund's investments taxable. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate, the following risks:

                                       INTEREST RATE RISK: All bonds fluctuate
                                       in value as interest rates fluctuate.
                                       Generally, as interest rates rise, the
                                       value of a Fund's bond investments, and
                                       of its shares, will decline. If interest rates decline, the Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                                               LEADER TAX-EXEMPT
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND

                                       CREDIT RISK: It is possible that a bond
                                       issuer may have its credit rating
                                       downgraded, or may not make timely
                                       interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk. The Fund's use of repurchase agreements also involves credit risk, primarily the risk of loss if the seller defaults.

                                       INCOME RISK: It is possible that the
                                       Fund's income will decline over time
                                       because of a decrease in interest rates
                                       or other factors. Income risk is
                                       generally lower for longer-term bonds and higher for shorter-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                       Investing in the Fund involves risks
                                       common to any investment in securities.
                                       By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.

                                       An investment in the Fund is not a bank
                                       deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                                       A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                       No performance is shown for the LEADER
                                       Tax-Exempt Money Market Fund because as
                                       of the date of this Prospectus, the Fund had not completed a full calendar year of operations.

RISK/RETURN SUMMARY AND FUND EXPENSES                         FEES AND EXPENSES

FEES AND EXPENSES

The following table describes the Fees and Expenses that you may pay if you buy and hold Investor Shares of the Funds:

   SHAREHOLDER FEES (FEES PAID      LEADER    LEADER       LEADER      LEADER      LEADER   LEADER     LEADER       LEADER
  DIRECTLY FROM YOUR INVESTMENT)    GROWTH    BALANCED  INTERMEDIATE   SHORT    TAX-EXEMPT   MONEY    TREASURY    TAX-EXEMPT
                                       &       FUND      GOVERNMENT  TERM BOND   BOND FUND   MARKET    MONEY        MONEY
                                    INCOME               BOND FUND      FUND                  FUND     MARKET     MARKET FUND
                                      FUND                                                              FUND


Maximum Sales Charge (Load)
  Imposed on Purchases
  (as  a  percentage  of  offering
  price)                            5.50%     5.50%     4.75%          4.75%       4.75%      None       None       None
Maximum Sales Charge (Load)
  Imposed on Reinvested Dividends   None      None      None           None        None       None       None       None
Maximum Deferred Sales Load         None(1)   None(1)   None(1)        None(1)     None(1)    None       None       None

Annual Fund Operating Expenses
(expenses  that are deducted  from
  Fund assets)
Management Fees                     0.75%     0.80%     0.50%          0.55%       0.50%      0.40%      0.40%      0.50%(2)
Distribution  and Service  (12b-1)
  Fees                              0.30%     0.30%     0.30%          0.30%       0.30%      0.50%      0.50%      0.50%
Other Expenses(2)                   0.37%     0.45%     0.42%          0.94%       0.57%      0.36%      0.50%      0.50%
Total  Annual  Fund  Operating      1.42%     1.55%     1.22%          1.79%       1.37%      1.26%      1.40%      1.40%
Expenses(3)

(1) On purchases over $1 million, the Fund may charge a 1% contingent deferred sales charge on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a larger sales charge.

(2) Other Expenses are estimated for the Fund's current fiscal year.

(3) As a result of the Adviser's voluntary waiver of a portion (___%) of its management fee and a voluntary waiver of part (___%) of the amount payable under the Distribution and Service Plan, net annual operating expenses are expected to be ____%, 1.35%, ____%, 1.34%, ____%, ____%, ____% and ____%, for the Growth &
Income Fund, Balanced Fund, Intermediate Government Bond Fund, Short Term Bond Fund and Tax-Exempt Bond Fund, the Money Market Fund, the Treasury Money Market Fund and the Tax-Exempt Money Market Fund. These waivers may be eliminated at any time in the Adviser's discretion.

The Example at the right is intended to help you compare the cost of investing in the LEADER Mutual Funds with the costs of investing in other mutual funds. It estimates the amount of fees and expenses you would pay, assuming the following:

        -      $10,000 investment
        -      5% annual return
        -      redemption at the end of each period
        -      no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The examples below do not reflect any fee waivers that may be in effect for part or all of the relevant period.

        EXAMPLE

                                                          1             3             5             10
                                                        YEAR          YEARS         YEARS         YEARS

LEADER GROWTH & INCOME FUND                              $687          $975          $1,284        $2,158
LEADER BALANCED FUND                                     $680          $994


LEADER INTERMEDIATE GOVERNMENT BOND FUND                 $593          $844          $1,113        $1,882
LEADER TAX-EXEMPT BOND FUND                              $608          $888
LEADER SHORT TERM BOND FUND                              $605          $970
LEADER MONEY MARKET FUND                                 $128          $400          [___]         [___]
LEADER TREASURY MONEY MARKET FUND                        $143          $443
LEADER TAX-EXEMPT MONEY MARKET FUND                      $143          $443

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTING FOR DEFENSIVE PURPOSES

When the Adviser determines that market conditions are appropriate, each Fund may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments. (The Money Market Fund, Treasury Money Market Fund and Tax-Exempt Money Market Fund (each a "Money Fund" and collectively, the "Money Funds") may invest 100% of their assets in money market investments for any purpose.) Each of the Intermediate Government Bond Fund, the Short Term Bond Fund and the Tax-Exempt Bond Fund may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Adviser for temporary defensive purposes. If a Fund is investing defensively, it will not be pursuing its investment objective.

ADDITIONAL INFORMATION REGARDING FUND POLICIES

Except for those policies specifically identified as "fundamental", the investment objectives and policies set forth in this Prospectus may be changed by the Adviser, subject to review and approval by the Board of Trustees of LEADER Mutual Funds (the "Trust"), without shareholder vote. The investment objective of each of the Growth & Income Fund and Intermediate Government Bond Fund is fundamental. The investment objective of each other Fund is non-fundamental, and may be changed without shareholder vote.

Each of the Funds may invest in shares of other open-end investment companies, consistent with, and to the extent permitted by, applicable law. In addition, pursuant to an order issued by the U.S. Securities and Exchange Commission (the "SEC"), each non-Money Fund may invest a portion of its assets in one or more of the Money Funds for cash management purposes.

FUND MANAGEMENT

INVESTMENT ADVISER

Union Planters Bank, National Association ("Union Planters" or the "Adviser"), One South Church Street, Suite 500, Belleville, Illinois 62220 serves as investment adviser to the LEADER Mutual Funds. Union Planters, a wholly-owned subsidiary of Union Planters Corporation, is a multi-state national banking association headquartered in Memphis, Tennessee with total assets of approximately $33 billion.

For investment advisory services provided by Union Planters, the Funds paid as follows during the fiscal year ended August 31, 2000:

                                                        AS A PERCENTAGE OF
                                                        AVERAGE NET ASSETS
                                                          AS OF 8/31/00*
                                                          --------------

LEADER Growth & Income Fund                                     0.50%
LEADER Intermediate Government Bond Fund                        0.40%
LEADER Money Market Fund                                        0.17%
LEADER Tax-Exempt Bond Fund                                     0.50%

* Absent expense limitations that were in place throughout this period, these amounts would have been 0.75%, 0.50% and 0.40% (as a percentage of average daily net assets) for the Growth & Income Fund, Intermediate Government Bond Fund and Money Market Fund, respectively.

         In addition, the Balanced Fund, Short Term Bond Fund, Treasury Money Market Fund and Tax-Exempt Money Market Fund will pay Union Planters, 0.80%, 0.55%, 0.40% and 0.40% (as a percentage of average daily net assets) respectively, for investment advisory services rendered to such Funds.

PORTFOLIO MANAGERS

Union Planters has several portfolio managers committed to the day-to-day management of the Funds.

Gary J. Guthrie is the portfolio manager for the LEADER Growth & Income Fund. Mr. Guthrie is a graduate of Southern Illinois University and is currently Vice President of Union Planters.

L. Clark Zedric is the portfolio manager for the LEADER Intermediate Government Bond Fund. He received his MBA from Illinois State University and is currently Vice President of Union Planters.

Both Mr. Guthrie and Mr. Zedric have served as portfolio managers since these Funds' inception in 1994.

Lucy Kasson is the portfolio manager for the LEADER Tax-Exempt Bond Fund and each of the Money Funds. A graduate of DePaul University, Ms. Kasson joined Union Planters in 1999, where she is currently a Vice President and has served as the portfolio manager for each of these Funds since their inception. Ms. Kasson was employed by Nuveen Advisory Corporation from 1978 until 1999, where she served as a portfolio manager from 1995 to 1999.

The LEADER Balanced Fund is managed by Mr. Guthrie, Ms. Kasson and Mr. Zedric.

The LEADER Short Term Bond Fund is managed by Mr. Zedric and James W. Duies. Mr. Duies joined Union Planters in April 1999 as a Junior Portfolio Manager and became a portfolio manager in 2000. Prior to joining Union Planters, Mr. Duies was a Trust & Investment Assistant at SunTrust Investments. Mr. Duies graduated from Millikin University in 1995.

The Statement of Additional Information ("SAI") has more detailed information about the Adviser and the Funds' other service providers.

DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services, L.P. ("BISYS"or the "Distributor") is the distributor of each Fund, and also provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS Fund Services, Inc. (the "Transfer Agent"), an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NET ASSET VALUE  IS CALCULATED

The net asset value, or NAV, is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                       NAV=

            Total Assets - Liabilities

                 Number of Shares
                    Outstanding

AVOID 31% TAX WITHHOLDING

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

LEADER MONEY FUNDS

The NAV of the Money Funds is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 3:00 p.m. Eastern time (2:00 p.m. Central time) for the Money Market Fund and Treasury Money Market Fund and 12:30 a.m. Eastern time (11:30 a.m. Central time) for the Tax-Exempt Money Market Fund on all days when the New York Stock Exchange (the "Exchange") is open for regular trading. In addition to Exchange holidays, the Money Funds will also be closed on Columbus Day and Veterans' Day. The Money Funds value their securities at amortized cost. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

LEADER GROWTH & INCOME FUND
LEADER INTERMEDIATE GOVERNMENT BOND FUND
LEADER TAX-EXEMPT BOND FUND
LEADER BALANCED FUND
LEADER SHORT TERM BOND FUND

The per share NAV for each Fund other than the Money Funds is determined, and its shares are priced at the close of regular trading on the Exchange, normally at 4:00 p.m. Eastern time (3:00 p.m. Central time), on days the Exchange is open for regular trading.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after a properly completed order is received and accepted by the Fund less any applicable sales charges (see "Distribution Arrangements/Sales Charges") on any day that the Exchange is open for business. For example, if you place a purchase order to buy shares of the LEADER Growth & Income Fund, it must be received prior to the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time) in order to receive the NAV calculated on that day. If your order is received after the close of regular trading on the Exchange that day, you will receive the NAV calculated on the next business day.

The Funds' (other than the Money Funds') securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost or based on their acquisition cost.

SHAREHOLDER INFORMATION

PURCHASING AND SELLING YOUR SHARES

You may purchase Investor Shares of the LEADER Mutual Funds through the Funds' Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

                                              MINIMUM                MINIMUM
                                              INITIAL              SUBSEQUENT
ACCOUNT TYPE                                INVESTMENT(1)          INVESTMENT

Regular                                       $1,000                   $100
(non-retirement)
Retirement (IRA)                              $500                     $100
Automatic Investment
Plan                                          $50                      $50

All purchases must be in U.S. dollars. Third-party checks are not accepted.

(1) A Fund may waive its minimum investment requirement at the Adviser's or Distributor's discretion. The Fund reserves the right to refuse any order to buy shares.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY MAIL

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:

           BY REGULAR MAIL:                           BY EXPRESS MAIL:
           LEADER Mutual Funds                        LEADER Mutual Funds
           P.O. Box 182754                            3435 Stelzer Road
           Columbus, OH 43218-2784                    Columbus, OH 43219
                                                      Attn:  T.A. Operations

For Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "LEADER Mutual Funds" and include the name of the appropriate Fund(s) on the check.

3. Mail or deliver application and payment to the appropriate address above.

For Subsequent Investments:

1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:

         -       Fund name
         -       Amount invested
         -       Account name and account number

2. Make check, bank draft or money order payable to "LEADER Mutual Funds" and include your account number on the check.

3. Mail or deliver investment slip and payment to the appropriate address above.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES
CONTINUED

BY WIRE TRANSFER
Please call LEADER Mutual Funds at 1-800-219-4182 for instructions on opening an account or purchasing additional shares by wire transfer.

Note: Your bank may charge a wire transfer fee.

You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days' notice.

AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security, Supplement Security Income or other regular government checks. Automatic investments can be as little as $50.

To invest regularly from your bank account:

         - Complete the Automatic Investment Plan portion on your Account Application.

                   Make sure you note:

         - Your bank name, address and account number.
         - The amount you wish to invest automatically (minimum $50).
         - How often you want to invest (every month, four times a year, twice a year or once a year).
         - Attach a voided personal check.

To invest regularly from your paycheck or government check, call 1-800-219-4182 for an enrollment form.

DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in Investor Shares of another LEADER Mutual Fund. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option upon notice. You can change or terminate your participation in the reinvestment option at any time.


REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. You can, however, elect to receive them in cash. There are no sales charges for reinvested dividends or distributions. Capital gains are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT MAY BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.

SHAREHOLDER INFORMATION

SELLING YOUR SHARES

INSTRUCTIONS FOR SELLING SHARES
You may sell your shares on any day the Exchange is open for regular trading (except, in the case of the Money Funds only, Columbus Day and Veteran's Day). Your sales price will be the NAV next determined after your sell order is received by the Funds, the Transfer Agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE (unless you have declined telephone sales privileges)

1. Call 1-800-219-4182 with instructions as to how you wish to receive your funds (mail or wire). (See "General Policies on Selling Shares--Verifying Telephone Redemptions" below.)

BY MAIL (See "General Policies on Selling Shares--When Written Redemption Requests Are Required" below.)

1. Call 1-800-219-4182 to request redemption forms (if your account is an IRA or another form of retirement plan) or write a letter of instruction indicating:

         -       your Fund and account number
         -       amount you wish to redeem
         -       address where your check should be sent
         -       account owner(s) signature

2.       Mail to: LEADER Mutual Funds P.O. Box 182754 Columbus, OH 43218-2784

BY OVERNIGHT SERVICE (See "General Policies on Selling Shares--When Written Redemption Requests Are Required" below.) See instruction 1 above.

2. Send to LEADER Mutual Funds c/o BISYS Fund Services, Attn: T.A. Operations 3435 Stelzer Road Columbus, OH 43219

WIRE TRANSFER

You must indicate this option on your application.

The Fund may charge a wire transfer fee of up to $15 per wire.
Note: Your financial institution may also charge a separate fee.
Call 1-800-219-4182 to request a wire transfer.

SHAREHOLDER INFORMATION

SELLING YOUR SHARES
CONTINUED

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. To activate this feature:

         - Make sure you've checked the appropriate box on the Account Application. Or call 1-800-219-4182.
         -       Include a voided personal check.
         - Your account must have a value of $5,000 or more to start automatic withdrawals.
         - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

REDEMPTION BY CHECK WRITING--MONEY FUNDS ONLY

You may write checks in amounts of $250 or more on your account(s) in the Money Funds. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You must maintain the minimum required account balance of $10,000 and you may not close your Money Fund account(s) by writing a check.

GENERAL POLICIES ON SELLING SHARES

WHEN WRITTEN REDEMPTION REQUESTS ARE REQUIRED

You must request redemptions in writing in the following situations:

1.       Redemptions from Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee, which include each of the following:

         -       Redemptions over $100,000

         - Your account registration or the name(s) in your account has changed within the last 90 days

         -       The check is not being mailed to the address on your account

         -       The check is not being made payable to the owner of the account

         - The redemption proceeds are being transferred to another Fund account with a different registration

Signature guarantees can be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer

SHAREHOLDER INFORMATION

GENERAL POLICIES ON SELLING SHARES
CONTINUED

Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Trust has instituted procedures designed to ensure that telephone redemptions are made by authorized shareholders only. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. By completing an account application, you agree that the Trust, Distributor and Transfer Agent will not be liable for any loss incurred by you by reason of the Trust accepting unauthorized telephone redemption requests for your account if the Trust reasonably believes the instructions to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures.

REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you may redeem any portion at any time. Proceeds from the redemption, however, will not be delivered to you until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

The Funds may postpone payment for shares at times when the Exchange is closed or under any emergency circumstances as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail. Follow the instructions above under "Instructions for Selling Shares--By mail" in this section.

REDEMPTION IN KIND

The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets), or in other circumstances where the Fund deems it to be in best interests of the Fund and its other shareholders. Redemptions in kind will consist of securities equal in market value to your shares. These securities will generally consist of liquid securities, but will not generally represent a pro rata share of the relevant Fund's assets. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If primarily by reason of a redemption or exchange your account falls below the applicable minimum initial investment, the relevant Fund may ask you to increase your balance. If it is still below the minimum after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

SHAREHOLDER INFORMATION

DISTRIBUTION ARRANGEMENTS
Investor Shares are sold through selected broker-dealers and other financial intermediaries acting on behalf of their individual or institutional customers.

CALCULATION OF SALES CHARGES--NON-MONEY FUNDS ONLY
Investor Shares of all Funds are sold at their public offering price. In the case of the Growth & Income Fund, Balanced Fund, Intermediate Government Bond Fund, Short Term Bond Fund, Tax-Exempt Bond Fund, this price includes an initial sales charge. Therefore, part of the money you invest in these Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The applicable sales charge percentage decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates for the each of the Funds are as follows:

                                              GROWTH & INCOME FUND AND                     INTERMEDIATE GOVERNMENT BOND FUND,
                                                   BALANCED FUND                      TAX-EXEMPT BOND FUND AND SHORT TERM BOND FUND
                                                                      Dealers'
                                Sales Charge        Sales Charge     Reallowance      Sales Charge  Sales Charge  Sales Charge
                                 As A % Of           As A % Of        As A % Of         As A % Of     As A % Of     As A % Of
                                The Offering        The Offering    The Offering       The Offering  The Offering  The Offering

Your Investment

Less that $50,000                     5.50%            5.82%            5.00%            4.75%           4.99%        4.25%
$50,000 but less than $100,000        4.50%            4.71%            4.00%            4.50%           4.71%        4.00%
$100,000 but less than $250,000       3.50%            3.63%            3.00%            3.50%           3.63%        3.00%
$250,000 but less than $500,000       2.50%            2.56%            2.00%            2.50%           2.56%        2.00%
$500,000 but less than $1,000,000     2.00%            2.04%            1.50%            2.00%           2.04%        1.50%
$1,000,000 and over*                  0.00%            0.00%            0.00%            0.00%           0.00%        0.00%



* A contingent deferred sales charge equal to 1% of the net asset value of the amount redeemed will be applied on all redemptions of shares by shareholders otherwise subject to a sales charge within two years of purchase.

The Fund's Distributor reserves the right to pay the entire sales charge on purchases of Investor Shares to dealers. In addition, the Fund's Distributor may, from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by the Fund's Distributor out of its own assets an not out of the assets of the Funds. These programs will not change the price of Investor Shares or the amount that the Funds will receive from such sales.

SALES CHARGE REDUCTIONS

Reduced sales charges are available to shareholders of Investor Shares with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

        Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for reduced sales charge.

        Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

        Combination Privilege. An investor may qualify for a lower sales charge by combining concurrent purchases of Investor Shares of one or more of the Funds sold with a sales charge. For example, if a shareholder concurrently purchases shares in one Fund sold with a sales charge at the total public offering price of $50,000 and Investor Shares in another Fund of the Trust at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the table above.

SALES CHARGE WAIVERS

The sales charge may be waived in connection with purchases of Investor Shares by or through certain qualified fiduciary accounts, employee benefit, retirement plan or other qualified accounts.

In addition, there's no sales charge when you buy Investor Shares if:

         - You buy shares by reinvesting your dividends and capital gains distributions.

         - You're an officer or director of the Fund (or an immediate family member of any such individual).

         - You're a director, a current or retired employee or a participant in an employee benefit or retirement plan of Union Planters Corporation or the Fund's Distributor or any of their affiliates (or an immediate family member of any such individual).

         - You're a broker, dealer or agent who has a sales agreement with the Fund's Distributor (or an employee or immediate family member of any such individual).

         - You buy shares pursuant to a wrap-free program offered by a broker-dealer or other financial institution.

         - You buy shares with proceeds of Investor Shares of a Fund redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or a distribution on behalf of any other qualified account administered by Union Planters Bank or its affiliates or correspondents within 60 days of receipt of such payment.

         -     You buy shares through a payroll deduction program.

         -     You're an employee of any sub-adviser to the Fund.

         - You're exchanging Investor Shares of a Fund received from the distribution of assets held in a qualified trust, agency or custodian account with Union Planters Bank or any of its affiliates or correspondents.

         - You're another investment company distributed by the Fund's Distributor or its affiliates.

If you think you qualify for any of these waivers, please call the Fund at 1-800-219-4182 before buying any shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each Fund has adopted a Rule 12b-1 Distribution and Service Plan (a "Plan") to compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from fund assets on an ongoing basis, and will increase the cost of your investment. 12b-1 fees may cost you more than paying other types of sales charges. Each Plan provides for payments at annual rates (based on average net assets) of up to 0.30% for the non-Money Funds and 0.50% for the Money Funds. The Distributor may use up to 0.25% of each Fund's fees for shareholder servicing.

Over time, shareholders may pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 fees are paid out of the Fund's assets on an on-going basis.

EXCHANGING YOUR SHARES

You can exchange your Investor Shares in one Fund for Investor Shares of another LEADER Mutual Fund (see "Notes on Exchanges" below). No transaction fees are charged in connection with such exchanges. In addition, certain exchanges will be subject to sales loads on shares acquired through the exchange as follows:

         - If you paid a front-end sales charge ("load") when purchasing your Investor Shares, you generally will be permitted to exchange your shares for Investor Shares of another Fund offered by the Trust without paying an exchange fee or sales load on shares acquired though the exchange. If, however, you own Investors Shares of a Fund with a lower sales load, you may be charged an additional sales load on exchanges of those shares for Investor Shares of a Fund, with a higher sales load.

         - If you own Investor Shares of a no-load Fund (i.e., any Money Fund ), you generally will be permitted to exchange those shares for Investor Shares of another no-load Fund offered by the Trust without paying a sales load. If you own Investor Shares of another no-load Fund, you will be permitted to exchange those shares for Investor Shares of a load Fund, but you will be subject to the sales load applicable to the load Fund. If however, you acquired Investor Shares of a no-load Fund through a previous exchange involving shares on which a load was paid, you generally will not be required to pay an additional sales load upon the reinvestment of the equivalent investment into a load Fund.

If you have a qualified trust, agency or custodian account with the trust department of Union Planters Bank or any of its affiliated or correspondent banks, and your Investor Shares are to be held in that account, you may exchange your Investor Shares for Sweep Shares or Institutional Shares of the same Fund without paying an exchange fee or sales charge.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.


INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to LEADER Mutual Funds, P.O. Box 182754, Columbus OH 43218-2784, or by calling 1-800-219-4182. Please provide the following information:

         -     Your name and telephone number

         -     The exact name on your account and account number

         - Taxpayer identification number (usually your Social Security number)

         -     Dollar value or number of shares to be exchanged

         - The name and class of the Fund from which the exchange is to be made

         - The name and class of the Fund into which the exchange is being made

See "General Policies on Selling Shares" above for important information about telephone transactions.

SHAREHOLDER INFORMATION

EXCHANGING YOUR SHARES
CONTINUED

AUTOMATIC EXCHANGES

You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from the Money Funds. To participate in the Automatic Exchange:

         -     Complete the appropriate section of the Account Application.

         - Keep a minimum of $10,000 in the relevant Money Fund and $1,000 in the Fund whose shares you are buying.

To change the Automatic Exchange instructions or to discontinue the feature, you should write to LEADER Mutual Funds, P.O. Box 182754, Columbus, Ohio 43218-2784.

NOTES ON EXCHANGES

The registration and taxpayer identification numbers of the two accounts must be identical. If you don't have an account with the new Fund, a new account will be opened with the same features unless you write to tell us to change them.

The exchange privilege (including automatic exchanges) may be modified or eliminated at any time with 60 days notice. The exchange privilege is available only in states where shares of the new Fund may be sold. If you purchase shares of a Fund by check, those shares cannot be exchanged until your check has cleared, which could take up to 10 days. All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds subject to any applicable sales charge. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay dividends to their shareholders from the Funds' respective net investment income. The Funds distribute any net capital gains that have been realized. Income dividends on the Growth & Income Fund are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Capital gains, if any, for all Funds are distributed at least annually.

SHAREHOLDER INFORMATION

TAXATION

FEDERAL TAXES

Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Distributions properly designated by a Fund as derived from net capital gain of a Fund will be taxable to you as such, regardless of how long you have held your shares. Other Fund distributions (other than "exempt-interest dividends" paid by the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund) will generally be taxable as ordinary income.

The Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") intend to distribute primarily income that is exempt from federal taxation. The Tax-Exempt Funds may, however, invest in securities that generate income that is not exempt from federal taxation. In addition, income that is exempt from federal taxation may be subject to state and local taxation. Any capital gains will be taxable federally and may also be subject to state or local taxation. Distributions designated by the Tax-Exempt Funds as "exempt-interest dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal taxation of your benefits. In addition, an investment in a Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for corporate and individual shareholders. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund based on the difference between your tax basis in the shares and the amount you receive for them. In the case of the Money Funds, however, the recognition of gain or loss on a sale, exchange or redemption of your shares is unlikely to occur. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

One notable exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an Individual Retirement Account (or IRA) or other tax-qualified plan will not be currently taxable.

The foregoing is a summary of certain federal income tax consequences of investing in the Funds. For more information on the federal income taxation of the Funds, see the SAI. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes).

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The Financial Highlights tables are intended to help you understand each Fund's financial performance for the last five years or, in the case of the Tax-Exempt Bond Fund and Money Market Fund, since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted below, this information has been audited by [_______________], whose report, along with the Trust's financial statements, is incorporated by reference in the Trust's SAI, which is available upon request. Institutional Shares are the continuation of the Fund's single class of shares, Class A Shares, which existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000.

LEADER GROWTH & INCOME FUND - INSTITUTIONAL SHARES

                                               YEAR         YEAR        YEAR           YEAR          YEAR
                                               ENDED        ENDED       ENDED          ENDED          ENDED
                                              AUGUST 31,  AUGUST 31,   AUGUST 31,    AUGUST 31,     AUGUST 31,
                                                2000         1999        1998           1997          1996

NET ASSET VALUE--BEGINNING OF PERIOD           $[___]      $ 23.46     $ 22.18        $  16.42      $  14.05
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                        [___]         0.30        0.23            0.26          0.24
   Net realized and unrealized gains
     from investment transactions               [___]         7.53        1.72            6.12          2.39
     Total income from investment operations    [___]         7.83        1.95            6.38          2.63
LESS DISTRIBUTIONS:
   Net investment income                        [___]        (0.27)      (0.25)          (0.25)        (0.23)
   Net realized gain from investment
     transactions                               [___]        (0.65)      (0.42)          (0.37)        (0.03)
     Total dividends and distributions(1)       [___]        (0.92)      (0.67)          (0.62)        (0.26)
NET ASSET VALUE--END OF PERIOD                 $[___]       $30.37     $ 23.46        $  22.18      $  16.42
     Total return(1)                            [___]        33.73%       8.84%          39.59%        18.77%
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, at end of period ($000's)       $[___]     $145,919     $74,131        $ 70,276      $ 39,995
   Ratio of expenses to average net assets      [___]         0.87%       0.99%           1.06%         1.27%
   Ratio of net investment income to
     average net assets                         [___]         1.05%       0.96%           1.36%         1.56%
   Ratio of expenses to average net assets
     without fee waivers*                       [___]         1.37%       1.49%           1.56%         1.77%
   Ratio of net investment income to
     average net assets without fee waivers*    [___]         0.55%       0.46%           0.86%         1.06%
   Portfolio turnover rate                      [___]            9%         26%             17%           31%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Had the Adviser, Distributor, and administrator not reduced or waived certain expenses, total returns would have been lower. Total return for periods of less than one year are not annualized.

(2)      Annualized.

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
CONTINUED
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

LEADER INTERMEDIATE GOVERNMENT BOND FUND-- INSTITUTIONAL SHARES

                                                YEAR            YEAR             YEAR           YEAR            YEAR
                                                ENDED           ENDED            ENDED          ENDED           ENDED
                                               AUGUST 31,      AUGUST 31,       AUGUST 31,     AUGUST 31,      AUGUST 31,
                                                 2000            1999             1998            1997           1996

NET ASSET VALUE--BEGINNING OF PERIOD            [___]          $  13.00         $ 12.61         $ 12.43         $ 12.75
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                        [___]              0.72            0.76            0.79            0.76
   Net realized and unrealized gains
     (losses) from investment transactions      [___]             (0.96)           0.39            0.19           (0.32)
     Total income from investment operations    [___]             (0.24)           1.15            0.98            0.44
LESS DISTRIBUTIONS:
   Net investment income                        [___]             (0.72)          (0.76)          (0.79)          (0.76)
   In excess of net investment income           [___]               -.-           (0.01)            -.-             -.-
     Total dividends and distributions          [___]             (0.72)          (0.76)          (0.80)          (0.76)
NET ASSET VALUE--END OF PERIOD                  [___]          $  12.04         $ 13.00        $  12.61         $ 12.43
     Total return (2)                           [___]             (1.97)%          9.33%           7.96%           3.48%
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, at end of period ($000's)        [___]          $ 80,607         $72,614        $ 64,459         $56,764
   Ratio of expenses to average net assets      [___]              0.82%           0.90%           0.96%           1.05%
   Ratio of net investment income to
     average net assets                         [___]              5.69%           5.92%           6.15%           5.97%
   Ratio of expenses to average net
     assets without fee waivers***              [___]              1.17%           1.25%           1.31%           1.40%
   Ratio of net investment income
     to average net assets without
     fee waivers***                             [___]              5.34%           5.57%           5.80%           5.62%
   Portfolio turnover rate                      [___]                16%             32%             19%             20%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1)      Annualized.

(2) Total return excludes sales charges. Had the Adviser, Distributor, and administrator not reduced or waived certain expenses, total returns would have been lower. Total return for periods of less than one year are not annualized.

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
CONTINUED
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

LEADER MONEY MARKET FUND--INSTITUTIONAL SHARES

                                                                                                    JULY 7,
                                                                        YEAR                         1999*
                                                                        ENDED                       THROUGH
                                                                     AUGUST 31,                   AUGUST 31,
                                                                        2000*                        1999

NET ASSET VALUE--BEGINNING OF PERIOD                                    [___]                    $   1.000
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                [___]                        0.007
   Net realized and unrealized gains from investment transactions                                      -.-
      Total income from investment operations                           [___]                        0.007
LESS DISTRIBUTIONS:
   Net investment income                                                [___]                      (0.007)
      Total dividends and distributions                                 [___]                      (0.007)
NET ASSET VALUE--END OF PERIOD                                          [___]                    $   1.000
      Total return(1)                                                   [___]                       0.67%(2)
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, at end of period ($000's)                                [___]                    $ 166,335
   Ratio of expenses to average net assets                              [___]                       0.51%(3)
   Ratio of net investment income to average net assets                 [___]                       4.35%(3)
   Ratio of expenses to average net assets without fee waivers**        [___]                       1.02%(3)
   Ratio of net investment income to average net assets
      without fee waivers***                                            [___]                       3.84%(3)

*        Commencement of operations.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Had the Adviser, Distributor, and administrator not reduced or waived certain expenses, total returns would have been lower.
(2)      Not annualized.
(3)      Annualized.

[INSERT TAX-EXEMPT BOND FUND - FINANCIAL HIGHLIGHTS FROM INCEPTION TO AUGUST 31,
                                     2000]

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

The following additional information regarding LEADER Mutual Funds (formerly "Magna Funds") is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' Reports to shareholders contain additional information regarding the Funds' investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered to be part of this prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells shares of the Funds. In addition, you may contact the Funds at:

                               LEADER MUTUAL FUNDS
                               P.O. BOX 182754
                               COLUMBUS, OHIO 43218-2784
                               TELEPHONE: 1-800-219-4182

You can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (the "SEC") in Washington, D.C. You can get copies:

- For a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, by calling the SEC at 1-202-942-8090, or by electronic request at the following e-mail address: publicinfo@sec.gov.

-        At no charge from the SEC's Website at http://www.sec.gov.









Investment Company Act file no.  811-8494

INVESTMENT ADVISER
Union Planters Bank, National Association
One South Church Street
Suite 500
Belleville, Illinois 62220

ADMINISTRATOR & DISTRIBUTOR
BISYS Fund Services, L.P.
3435 Stelzer Road
Columbus, Ohio 43219

TRANSFER AND DIVIDEND
PAYING AGENT
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
Union Planters Bank, National Association
One South Church Street
Suite 500
Belleville, Illinois 62220

INDEPENDENT ACCOUNTANTS
[---------------------]
[---------------]
[---------------]

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

                                   QUESTIONS?
             Call 1-800-219-4182 or your investment representative.

                               LEADER MUTUAL FUNDS




                           LEADER GROWTH & INCOME FUND


                              LEADER BALANCED FUND


                    LEADER INTERMEDIATE GOVERNMENT BOND FUND


                           LEADER TAX-EXEMPT BOND FUND


                           LEADER SHORT TERM BOND FUND


                            LEADER MONEY MARKET FUND


                        LEADER TREASURY MONEY MARKET FUND


                       LEADER TAX-EXEMPT MONEY MARKET FUND


                              INSTITUTIONAL SHARES


                                   PROSPECTUS
                                 JANUARY 1, 2001



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

LEADER MUTUAL FUNDS                TABLE OF CONTENTS

                                      RISK/RETURN SUMMARY AND FUND EXPENSES

Carefully review this                 LEADER Growth & Income Fund
important section, which              LEADER Balanced Fund
summarizes each Fund's                LEADER Intermediate Government Bond Fund
objectives, strategies,               LEADER Tax-Exempt Bond Fund
investments, risks, past              LEADER Short Term Bond Fund
performance, and fees.                LEADER Money Market Fund
                                      LEADER Treasury Money Market Fund
                                      LEADER Tax-Exempt Money Market Fund
                                      Fees and Expenses
                                      Investing for Defensive Purposes
                                      Additional Information Regarding Fund
                                      Policies





                                      FUND MANAGEMENT

Review this section for               Investment Adviser
details on the people and             Portfolio Managers
organizations who oversee the         Distributor and Administrator
Funds and their investments.



                                      SHAREHOLDER INFORMATION

Consult this section to obtain        Pricing of Fund Shares
details on how shares are             Purchasing and Adding to Your Shares
valued, how to purchase, sell         Selling Your Shares
and exchange shares, related          General Policies on Selling Shares
charges and payments of dividends.    Distribution Arrangements
                                      Exchanging Your Shares
                                      Dividends and Distributions
                                      Taxation




                                      FINANCIAL HIGHLIGHTS

Review this section for details on    Financial Highlights
the selected financial
statements of the Funds.

                                                                LEADER GROWTH &
RISK/RETURN SUMMARY AND FUND EXPENSES                               INCOME FUND

INVESTMENT OBJECTIVES                Long-term growth of capital, current income
                                     and growth of income.

PRINCIPAL
INVESTMENT STRATEGIES                The LEADER Growth & Income Fund (formerly
                                     the "Magna Growth & Income Fund"), invests primarily in common stocks that Union
                                     Planters Bank, National Association ("the
                                     Adviser") believes have potential primarily for capital growth and secondarily for income. The Fund intends to hold a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility. A portion of the Fund's assets may also be invested in preferred stocks, bonds (primarily investment grade) convertible into common stock and securities of foreign issuers traded in U.
                                     S. securities markets. The Fund's
                                     investment in foreign issuers will be
                                     primarily through American Depositary
                                     Receipts ("ADRs"). The Fund expects to earn current income mainly from dividends paid on common and preferred stocks and from interest on convertible bonds.

                                     The Adviser utilizes both "top-down" and "bottom-up" approaches in constructing the Fund's portfolio. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The Adviser exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time.

PRINCIPAL
INVESTMENT RISKS                     Two principal risks of investing in stocks
                                     are market risk and selection risk. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular stocks that are selected by the Adviser for the Fund may underperform the market or those stocks selected by other funds with similar objectives.

                                     The Fund will invest principally in common stocks, which have historically presented greater potential for capital appreciation than fixed income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss. The Fund may invest a significant portion of its assets in "growth securities" and/or "value securities." Growth securities typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to

                                                                 LEADER GROWTH &
RISK/RETURN SUMMARY AND FUND EXPENSES                               INCOME FUND

                                     place greater emphasis on future earnings expectations. Value securities bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

                                     The Fund's investments in foreign issuers
                                     (which will be primarily through ADRs)
                                     carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

                                     Investing in the Fund involves risks common to any investment in securities. By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.

                                     An investment in the Fund is not a bank
                                     deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                     A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                                 LEADER GROWTH &
RISK/RETURN SUMMARY AND FUND EXPENSES                               INCOME FUND

             PERFORMANCE BAR CHART AND TABLE(1)- INSTITUTIONAL SHARES(2)

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years and the period of time since inception compare with those of a broad-based securities index and two indexes of funds that the Adviser believes have similar investment objectives. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Growth & Income Index and the Lipper Large Cap Core Index shows how the Fund's average annual total returns compare with the returns of two indexes of funds that the Adviser believes have similar investment objectives.

Past performance does not indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

                                 [INSERT TABLE]

         For the period January 1, 2000 through September 30, 2000, the Fund's total return was [___]%.

Best quarter:                       Q4          1998            16.30%
Worst quarter:                      Q3          1998            -5.24%

                          AVERAGE ANNUAL TOTAL RETURNS
                          (for the periods ending
                          December 31, 1999)



                                                                 SINCE FUND
                                        PAST          FIVE        INCEPTION
                                        YEAR          YEAR        (9/1/94)
                                       ------        ------      ----------
LEADER GROWTH & INCOME FUND            18.18%        26.05%        23.29%
S&P 500(R) INDEX                       21.05%        28.54%        25.96%
LIPPER GROWTH & INCOME INDEX           11.86%        20.60%        18.29%
LIPPER LARGE CAP CORE INDEX            19.35%        25.32%        22.83%

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

RISK/RETURN SUMMARY AND FUND EXPENSES                      LEADER BALANCED FUND

INVESTMENT OBJECTIVE                 To maximize total return through a
                                      combination of growth of capital and
                                      current income consistent with
                                      preservation of capital.

PRINCIPAL
INVESTMENT STRATEGIES                The LEADER Balanced Fund invests in a
                                      combination of equity securities (such as stocks), fixed income securities (such as bonds) and money market instruments in relative proportions that the Adviser believes will offer attractive returns consistent with the Fund's objective. The Fund invests in equity securities primarily for growth and income, and in fixed income securities and money market securities primarily for income and relative stability.

                                      Under normal market conditions, the Fund invests at least 25% of its total assets in fixed income securities and no more than 75% of its total assets in equity securities. The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. In determining the allocation of assets, the Adviser evaluates forecasts for inflation, interest rates and corporate earnings growth. The Adviser periodically will increase or decrease the Fund's allocation to equity securities, fixed income securities and money market instruments based on which asset class appears relatively more attractive than the others. For example, if the Adviser forecasts rapid economic growth leading to increased corporate earnings, it will generally increase the Fund's holdings of equity securities and reduce its holdings of fixed income securities and money market instruments.

                                      The Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities. In selecting equity securities, the Adviser utilizes both "top-down" and "bottom-up" approaches. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover.

                                      The Fund's investment in fixed income
                                      securities will consist mainly of
                                      investment-grade bonds, but the Fund may invest in any kind of debt security issued by private corporations or the U.S. Government (including any of its political subdivisions, agencies, or instrumentalities). With respect to its investment in bonds, the Fund will invest primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (for example, rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Rating Service ("Standard &

RISK/RETURN SUMMARY AND FUND EXPENSES                      LEADER BALANCED FUND

                                      Poor's")) or unrated issues deemed by the Adviser to be of comparable quality. The Fund may also invest up to 10% of its assets in securities rated below investment grade.

                                      The U.S. Government securities in which
                                      the Fund may invest include direct
                                      obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation or the Tennessee Valley Authority. The Fund may also invest in corporate debt obligations, mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable-in-kind bonds.

PRINCIPAL
INVESTMENT RISKS                      Two principal risks of investing in the
                                      Fund are market risk and selection risk.
                                      Market risk means that each of the stock and bond markets in general has ups and downs, which may affect the performance of the individual securities held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular securities that are selected by the Adviser for the Fund may underperform the market or those securities selected by other funds with similar objectives.

                                      The equity component of the Fund will
                                      invest principally in common stocks, which have historically presented greater potential for capital appreciation than fixed income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss. The Fund may invest a significant portion of its assets in "growth securities" and/or "value securities." Growth securities typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Value securities bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

                                      The fixed income component of the Fund
                                      seeks to provide income and a level of
                                      protection of capital but offers less
                                      potential for capital appreciation than
                                      equity securities. In addition, the fixed income component of the Fund's portfolio will be subject to the following risks:

                                      INTEREST RATE RISK: All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. If interest rates

RISK/RETURN SUMMARY AND FUND EXPENSES                      LEADER BALANCED FUND

                                      decline, the Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                      CREDIT RISK: It is possible that a bond
                                      issuer may have its credit rating
                                      downgraded, or may not make timely
                                      interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk.

                                      INCOME RISK: It is possible that the
                                      income derived from the Fund's fixed
                                      income component will decline over time
                                      because of a decrease in interest rates or other factors. Income risk is generally lower for long-term bonds and higher for short-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                      PREPAYMENT RISK: Certain of the Fund's
                                      investments may be subject to the risk
                                      that the principal amount of the
                                      underlying loan may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes a Fund to potentially lower return upon subsequent reinvestment of the principal.

                                      Investing in the Fund involves risks
                                      common to any investment in securities. By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.

                                      An investment in the Fund is not a bank
                                      deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                      No performance is shown for the LEADER
                                      Balanced Fund because as of the date of
                                      this Prospectus, the Fund had not
                                      completed a full calendar year of
                                      operations.

                                                            LEADER INTERMEDIATE
RISK/RETURN SUMMARY AND FUND EXPENSES                      GOVERNMENT BOND FUND

INVESTMENT OBJECTIVES                Current income consistent with preservation
                                     of capital.

PRINCIPAL
INVESTMENT STRATEGIES                The LEADER Intermediate Government Bond
                                     Fund (formerly the "Magna Intermediate
                                     Government Bond Fund"), invests primarily in U.S. Government securities (those that are issued or guaranteed as to principal and/or interest payments by the U.S.
                                     Government or its agencies or
                                     instrumentalities) and high grade bonds and notes of non-governmental issuers. Under normal market conditions, at least 65% of the Fund's total assets will be invested in U.S. Government securities. The Fund will invest at least 65% of its total assets in "bonds," which the Adviser deems to include all debt securities for this purpose. The
                                     Fund will maintain a dollar-weighted
                                     average portfolio maturity between three and ten years, but may purchase individual securities with longer or shorter maturities.

                                      By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.

                                      The Fund's investments in U.S. Government securities may include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation or the Tennessee Valley Authority.

                                      The Fund will invest primarily in issues rated in one of the four highest categories by a NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its assets in securities rated below investment grade (for example, below Baa or BBB).

                                      The Fund may also invest in corporate debt obligations, mortgage-backed securities, collateralized mortgage obligations and repurchase agreements.

                                      While short-term interest rate bets are
                                      avoided, the Adviser constantly monitors economic conditions and adjusts portfolio maturity, where appropriate, to capitalize on interest rate trends. Security selection is managed considering factors such as credit risk and relative interest rate yields available among fixed income market sectors.

                                                            LEADER INTERMEDIATE
RISK/RETURN SUMMARY AND FUND EXPENSES                      GOVERNMENT BOND FUND

                                      While maturity and credit quality are the most important investment factors, other factors considered by the Fund when making investment decisions include:
                                      - Current yield and yield to maturity.
                                      - Potential for capital gain.

                                      Decisions to sell portfolio holdings are generally the result of changes in the Adviser's forecast of interest rate trends, industries or other economic conditions, changes in the Adviser's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

                                                            LEADER INTERMEDIATE
RISK/RETURN SUMMARY AND FUND EXPENSES                      GOVERNMENT BOND FUND

PRINCIPAL
INVESTMENT RISKS                      The Fund will invest primarily in fixed
                                      income securities, which provide income
                                      and a level of protection of capital, but present less potential for capital appreciation than equity securities. Two principal risks of fixed income (bond) investing are market risk and selection risk. Market risk means that the bond market in general has ups and downs, which may affect the performance of any individual fixed income security.
                                      Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. In addition to market risk and selection risk, the Fund will also be subject to the following principal investment risks:

                                      INTEREST RATE RISK: All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. If interest rates decline, the Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                      CREDIT RISK: It is possible that a bond
                                      issuer may have its credit rating
                                      downgraded, or may not make timely
                                      interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments, including U.S. Government securities, have exposure to some degree of credit risk. U.S. Government securities may be subject to different types and amounts of credit support, as certain U.S. Government securities are not backed by the full faith and credit of the U.S. Government. Corporate bonds and notes, which may constitute up to 35% of the Fund's assets, generally involve more credit risk than U.S. Government securities.
                                      Mortgage-backed securities may also be
                                      exposed to high levels of credit risk,
                                      depending upon the credit of the assets
                                      underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.

                                      INCOME RISK: It is possible that the
                                      Fund's income will decline over time
                                      because of a decrease in interest rates or other factors. Income risk is generally lower for portfolios holding long-term bonds and higher for portfolios holding short-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                      PREPAYMENT RISK: Many of the Fund's
                                      investments, including investments in
                                      mortgage-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest

                                                            LEADER INTERMEDIATE
RISK/RETURN SUMMARY AND FUND EXPENSES                      GOVERNMENT BOND FUND

                                      will be paid on the investment. Prepayment exposes a Fund to potentially lower return upon subsequent reinvestment of the principal.

                                      Investing in the Fund involves risks
                                      common to any investment in securities. By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.

                                      An investment in the Fund is not a bank
                                      deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                            LEADER INTERMEDIATE
RISK/RETURN SUMMARY AND FUND EXPENSES                      GOVERNMENT BOND FUND

          PERFORMANCE BAR CHART AND TABLE(1) - INSTITUTIONAL SHARES(2)

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and the period of time since inception compare with those of a broad-based securities index. The Lipper Intermediate Government Bond Index in the table below is an unmanaged, independently maintained index comprised of U.S. Treasury issues, publicly issued debt of U.S. Government agencies, and corporate debt guaranteed by the U.S. Government.

Past performance does not indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

                                 [INSERT TABLE]







                 For the period January 1, 2000 through September 30, 2000, the Fund's total return was [___]%.

                Best quarter:          Q2           1995          5.19%
                Worst quarter:         Q2           1999         -2.12%

                 AVERAGE ANNUAL TOTAL RETURNS
                 (for the periods ending
                 December 31, 1999)

                                                                                           SINCE FUND
                                                                 PAST         FIVE         INCEPTION
                                                                 YEAR         YEAR         (9/1/94)
                                                                ------       ------        ----------
LEADER INTERMEDIATE GOVERNMENT BOND FUND                        -4.14%        5.87%         5.04%
LIPPER INTERMEDIATE GOVERNMENT BOND INDEX                       -1.39%        6.63%         5.93%

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

                                                               LEADER TAX-EXEMPT
RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUND

INVESTMENT OBJECTIVES                 Current income that is exempt from federal
                                      income tax consistent with preservation of capital.

PRINCIPAL
INVESTMENT STRATEGIES                 The LEADER Tax-Exempt Bond Fund (formerly
                                      the "Magna Tax-Exempt Bond Fund"),
                                      normally invests at least 80% of its total assets in obligations producing income that is exempt from federal income taxation. Federally tax-exempt obligations may include municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund will invest at least 65% of its total assets in "bonds," which the Adviser deems to include all debt securities for this purpose. The Fund may invest up to 20% of its net assets in U.S. Government securities, money market instruments or
                                      "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax). The Fund seeks to maintain a dollar-weighted average portfolio maturity between five and twenty years.

                                      The Fund will only purchase securities
                                      rated in one of the four highest
                                      categories by an NRSRO (for example, Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated securities deemed by the Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 10% of its assets in securities that have been downgraded below investment grade (for example, below Baa by Moody's or BBB by Standard & Poor's).

                                      While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions:

                                      - Current yield and yield to maturity.

                                      - Potential for capital gain.


PRINCIPAL
INVESTMENT RISKS                      Decisions to sell portfolio holdings are
                                      generally the result of changes in the
                                      Adviser's forecast of interest rate
                                      trends, industries or other economic
                                      conditions, changes in the Adviser's
                                      assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

                                                               LEADER TAX-EXEMPT
RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUND

                                    The Fund will invest primarily in high
                                    quality fixed income securities, which
                                    provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded. In addition, changes in law or adverse determinations by the Internal Revenue Service could make the income from some of the Fund's investments taxable. Two principal risks of fixed income (bond) investing are market risk and selection risk. Market risk means that the bond market in general has ups and downs, which may affect the performance of any individual fixed income security. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. In addition to these risks, the Fund will also be subject to the following principal investment risks:

                                                               LEADER TAX-EXEMPT
RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUND

                                    INTEREST RATE RISK: All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. If interest rates decline, the Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                    CREDIT RISK: It is possible that a bond
                                    issuer may have its credit rating
                                    downgraded, or may not make timely interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk.

                                    INCOME RISK: It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term bonds and higher for short-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                    PREPAYMENT RISK: Certain of the Fund's
                                    investments may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes a Fund to potentially lower return upon subsequent reinvestment of the principal.

                                    Investing in the Fund involves risks common to any investment in securities. By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.

                                    An investment in the Fund is not a bank
                                    deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                    A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                    No performance is shown for the LEADER
                                    Tax-Exempt Bond Fund because as of the date of this Prospectus, the Fund had not completed a full calendar year of operations.

                                                                 LEADER SHORT
RISK/RETURN SUMMARY AND FUND EXPENSES                            TERM BOND FUND



INVESTMENT OBJECTIVES               To provide a high level of current income
                                    consistent with preservation of capital.

PRINCIPAL
INVESTMENT STRATEGIES               The LEADER Short Term Bond Fund invests
                                    primarily in investment-grade bonds (for example, those rated at least Baa or BBB, or determined to be of comparable quality by the Adviser). The types of securities that the Fund may purchase include bonds of U.S.
                                    corporate and governmental issuers, U.S.
                                    dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities. The Fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.

                                    By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.

                                    In addition to a wide range of corporate and government debt obligations, the Fund may also invest in collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable in kind bonds. The Fund may also invest in securities rated below investment grade (for example, below Baa or BBB), but does not expect such investments to exceed 10% of the Fund's net assets.

                                    While maturity and credit quality are the most important investment factors, other factors considered by the Adviser when making investment decisions include:

                                    -        Current yield and yield to
                                             maturity.

                                    -        Potential for capital gain.

                                    Decisions to sell portfolio holdings are generally the result of changes in the Adviser's forecast of interest rate trends, industries or other economic conditions, changes in the Adviser's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL
INVESTMENT RISKS                    The Fund invests primarily in short-term
                                    investment grade fixed-income securities, which provide income and a level of protection of capital, but present less potential for capital appreciation than equity securities. Two principal risks of fixed-income (bond) investing are market risk and selection risk. Market risk means that the bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.
                                    Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. In

                                                                 LEADER SHORT
RISK/RETURN SUMMARY AND FUND EXPENSES                            TERM BOND FUND

                                    addition to market risk and selection risk, the Fund will be subject to the following principal investment risks:

                                    INTEREST RATE RISK: All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's investments, and of its shares, will decline. If interest rates decline, the Fund's investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                    CREDIT RISK: It is possible that a bond
                                    issuer may have its credit rating
                                    downgraded, or may not make timely interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk. Mortgage-backed securities may be exposed to higher levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.

                                    INCOME RISK: It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally higher for portfolios holding short-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                    PREPAYMENT RISK: Many of the Fund's
                                    investments, including investments in
                                    mortgage- and asset-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes a Fund to potentially lower return upon subsequent reinvestment of the principal.

                                    FOREIGN INVESTMENTS. The Fund may invest in
                                    U.S. dollar-denominated bonds issued by
                                    foreign governments or corporations. Foreign investments involve certain special risks, including the risk of seizure by foreign governments, imposition of restrictions on exchange, tax increases, less publicly-available information, less liquidity due to limited markets and higher transaction costs.

                                    Investing in the Fund involves risks common to any investment in securities. By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.

                                                                 LEADER SHORT
RISK/RETURN SUMMARY AND FUND EXPENSES                            TERM BOND FUND


                                    An investment in the Fund is not a bank
                                    deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                    A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                    No performance is shown for the LEADER Short
                                    Term Bond Fund because as of the date of this Prospectus, the Fund had not completed a full calendar year of operations.

                                                               LEADER MONEY
RISK/RETURN SUMMARY AND FUND EXPENSES                          MARKET FUND

INVESTMENT OBJECTIVES               Maximum current income consistent with
                                    preservation of capital and liquidity.

PRINCIPAL
INVESTMENT STRATEGIES               The LEADER Money Market Fund (formerly the
                                    "Magna Money Market Fund"), invests in a variety of high-quality money market instruments, including U.S. Government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations, including obligations issued by
                                    U.S. banks, their foreign branches and/or foreign banks. At the time of purchase, all of the Fund's investments (other than U.S.
                                    Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days.

                                    While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL
INVESTMENT RISKS                    The Fund will invest primarily in high
                                    quality fixed income securities, which
                                    provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The
                                    Fund's quality and maturity limitations
                                    described above will reduce, but not
                                    altogether eliminate the following risks:

                                    INTEREST RATE RISK: All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. If interest rates decline, the Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                    CREDIT RISK: It is possible that a bond
                                    issuer may have its credit rating
                                    downgraded, or may not make timely interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also

                                                               LEADER MONEY
RISK/RETURN SUMMARY AND FUND EXPENSES                          MARKET FUND


                                    involves some credit risk, primarily the risk of loss if the seller defaults.

                                    INCOME RISK: It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term bonds and higher for shorter-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                    Investing in the Fund involves risks common to any investment in securities. By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.

                                    An investment in the Fund is not a bank
                                    deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                                    A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                    No performance is shown for the LEADER Money
                                    Market Fund because as of the date of this Prospectus, the Fund had not completed a full calendar year of operations.

                                                           LEADER TREASURY
RISK/RETURN SUMMARY AND FUND EXPENSES                      MONEY MARKET FUND

INVESTMENT OBJECTIVES               High level of current income consistent with
                                    stability of principal and liquidity.

PRINCIPAL
INVESTMENT STRATEGIES               The LEADER Treasury Money Market Fund
                                    invests primarily in high-quality,
                                    short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S.
                                    Government. Under normal market conditions, the Fund will invest substantially all of its total assets in money market securities issued by the U.S. Treasury and certain U.S.
                                    government agencies and instrumentalities that provide income that is generally not subject to state income tax. All Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days.

                                    While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL
INVESTMENT RISKS                    The Fund will invest primarily in high
                                    quality fixed income securities, which
                                    provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The
                                    Fund's issuer selection, credit quality and maturity limitations will reduce, but not altogether eliminate, the following risks:

                                    INTEREST RATE RISK: All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. If interest rates decline, the Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                    CREDIT RISK: Credit risk includes the
                                    possibility that a party to a transaction involving the Fund will fail to meet its obligations. Although U.S. Treasury obligations have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

                                    INCOME RISK: It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term bonds and higher for shorter-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                                      LEADER TREASURY
RISK/RETURN SUMMARY AND FUND EXPENSES                 MONEY MARKET FUND

                                    Investing in the Fund involves risks common to any investment in securities. By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.

                                    An investment in the Fund is not a bank
                                    deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                                    A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                    No performance is shown for the LEADER
                                    Treasury Money Market Fund because as of the date of this Prospectus, the Fund had not completed a full calendar year of operations.

                                                            LEADER TAX-EXEMPT
RISK/RETURN SUMMARY AND FUND EXPENSES                       MONEY MARKET FUND

INVESTMENT OBJECTIVES               Maximum current income exempt from federal
                                    income tax consistent with preservation of capital and liquidity.

PRINCIPAL
INVESTMENT STRATEGIES               The LEADER Tax-Exempt Money Market Fund
                                    invests primarily in high-quality,
                                    short-term money market instruments which pay interest that is exempt from federal income tax. Under normal market conditions, the Fund will invest at least 80% of its assets in short-term tax-exempt instruments.
                                    Federally tax-exempt obligations may include municipal securities and commercial paper issued by states and other local governments. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund may invest up to 20% of its net assets in short-term money market instruments or "private activity" bonds, some or all of which may produce income subject to federal alternative minimum tax.

                                    At the time of purchase, all of the Fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days.

                                    While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL
INVESTMENT RISKS                    The Fund will invest primarily in high
                                    quality fixed income securities, which
                                    provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded. In addition, changes in law or adverse determinations by the Internal
                                    Revenue Service could make the income from some of the Fund's investments taxable. The
                                    Fund's quality and maturity limitations
                                    described above will reduce, but not
                                    altogether eliminate, the following risks:

                                    INTEREST RATE RISK: All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. If interest rates decline, the Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of

                                                               LEADER TAX-EXEMPT
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND

                                    a bond, the lower the risk of price
                                    fluctuation and the lower the return.

                                    CREDIT RISK: It is possible that a bond
                                    issuer may have its credit rating
                                    downgraded, or may not make timely interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk. The Fund's use of repurchase agreements also involves credit risk, primarily the risk of loss if the seller defaults.

                                    INCOME RISK: It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term bonds and higher for shorter-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                    Investing in the Fund involves risks common to any investment in securities. By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.

                                    An investment in the Fund is not a bank
                                    deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

                                    A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                    No performance is shown for the LEADER
                                    Tax-Exempt Money Market Fund because as of the date of this Prospectus, the Fund had not completed a full calendar year of operations.

RISK/RETURN SUMMARY AND FUND EXPENSES                        FEES AND EXPENSES

FEES AND EXPENSES

The following table describes the Fees and Expenses that you may pay if you buy and hold shares of the Funds:

   SHAREHOLDER FEES (FEES PAID      LEADER    LEADER       LEADER      LEADER      LEADER      LEADER     LEADER        LEADER
  DIRECTLY FROM YOUR INVESTMENT)    GROWTH    BALANCED  INTERMEDIATE   SHORT       TAX-EXEMPT  MONEY      TREASURY    TAX-EXEMPT
                                      &         FUND     GOVERNMENT   TERM BOND    BOND FUND   MARKET      MONEY         MONEY
                                    INCOME                BOND FUND     FUND                    FUND       MARKET     MARKET FUND
                                      FUND                                                                 FUND

Maximum Sales Charge (Load)          None      None         None        None         None       None       None          None
  Imposed on Purchases
  (as a percentage of offering
  price)
Maximum Sales Charge (Load)          None      None         None        None         None       None       None          None
  Imposed on Reinvested Dividends
Maximum Deferred Sales Load          None      None         None        None         None       None       None          None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
Management Fees(1)                   0.75%     0.80%        0.50%       0.55%        0.50%      0.40%      0.40%         0.40%
Other Expenses(2)                    0.67%     0.45%        0.72%       0.94%        0.87%      0.62%      0.75%         0.75%
Total Annual Fund Operating          1.42%     1.25%        1.22%       1.49%        1.37%      1.02%      1.15%         1.15%
Expenses(3)


(1) Includes an annual administrative services fee of up to 0.30% for each of the Growth & Income Fund, Balanced Fund, Intermediate Government Bond Fund, Short Term Bond Fund and Tax-Exempt Bond Fund, and up to 0.25% for each Money Fund. Part or all of these fees, which are payable under an Administrative Services Plan adopted by the Board of Trustees of LEADER Mutual Funds (the "Trust"), may be paid to financial institutions that provide certain administrative services to their customers who own Institutional Shares of the Funds.

(2) Other Expenses are estimated for the Fund's current fiscal year.

(3) As a result of the Adviser's voluntary waiver of a portion (___%) of its management fee and a voluntary waiver of part (___%) of the amount payable under the Distribution and Service Plan, net annual operating expenses are expected to be ____%, 1.05%, ____%, 1.04%, ____%, ____%, ____% and ____%, for the Growth &
Income Fund, Balanced Fund, Intermediate Government Bond Fund, Short Term Bond Fund and Tax-Exempt Bond Fund, the Money Market Fund, the Treasury Money Market Fund and the Tax-Exempt Money Market Fund. These waivers may be eliminated at any time in the Adviser's discretion.

EXAMPLE

The Example at the right is intended to help you compare the cost of investing in the LEADER Mutual Funds with the costs of investing in other mutual funds. It estimates the amount of fees and expenses you would pay, assuming the following:

        -      $10,000 investment
        -      5% annual return
        -      redemption at the end of each period
        -      no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The examples do not reflect any fee waivers that may be in effect for part or all of the relevant period.

        Example

                                                          1             3             5             10
                                                         Year          Years         Years         Years
LEADER Growth & Income Fund                              $145          $449          $776          $1,702
LEADER Balanced Fund                                     $107          $377
LEADER Intermediate Government Bond Fund                 $124          $387          $670          $1,477
LEADER Tax-Exempt Bond Fund                              $139          $434
LEADER Short Term Bond Fund                              $106          $427
LEADER Money Market Fund                                 $103          $332          [___]         [____]
LEADER Treasury Money Market Fund                        $117          $365
LEADER Tax-Exempt Money Market Fund                      $117          $365

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTING FOR DEFENSIVE PURPOSES

When the Adviser determines that market conditions are appropriate, each Fund may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments. (The Money Market Fund, Treasury Money Market Fund and Tax-Exempt Money Market Fund, (each a "Money Fund" and collectively, the "Money Funds") may invest 100% of their assets in money market investments for any purpose.) Each of the Intermediate Government Bond Fund, the Short Term Bond Fund and the Tax-Exempt Bond Fund may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Adviser for temporary defensive purposes. If a Fund is investing defensively, it will not be pursuing its investment objective.

ADDITIONAL INFORMATION REGARDING FUND POLICIES

Except for those policies specifically identified as "fundamental", the investment objectives and policies set forth in this Prospectus may be changed by the Adviser, subject to review and approval by the Trust's Board of Trustees, without shareholder vote. The investment objective of each of the Growth & Income Fund and Intermediate Government Bond Fund is fundamental. The investment objective of each other Fund is non-fundamental, and may be changed without shareholder vote.

Each of the Funds may invest in shares of other open-end investment companies, consistent with, and to the extent permitted by, applicable law. In addition, pursuant to an order issued by the U.S. Securities and Exchange Commission (the "SEC"), each non-Money Fund may invest a portion of its assets in one or more of the Money Funds for cash management purposes.

FUND MANAGEMENT

INVESTMENT ADVISER

Union Planters Bank, National Association ("Union Planters" or the "Adviser"), One South Church Street, Suite 500, Belleville, Illinois 62220, serves as investment adviser to the LEADER Mutual Funds. Union Planters, a wholly-owned subsidiary of Union Planters Corporation, is a multi-state national banking association headquartered in Memphis, Tennessee with total assets of approximately $34 billion.

For investment advisory services provided by Union Planters, the Funds paid as follows during the fiscal year ended August 31, 2000:

                                                       AS A PERCENTAGE OF
                                                       AVERAGE NET ASSETS
                                                         AS OF 8/31/00*
                                                         --------------

LEADER Growth & Income Fund                                    0.50%
LEADER Intermediate Government Bond Fund                       0.40%
LEADER Money Market Fund                                       0.17%
LEADER Tax-Exempt Bond Fund                                    0.50%

* Absent expense limitations that were in place throughout this period, these amounts would have been 0.75%, 0.50%, and 0.40% (as a percentage of average daily net assets) for the Growth & Income Fund, Intermediate Government Bond Fund and Money Market Fund, respectively.

         In addition, the Balanced Fund, Short Term Bond Fund, Treasury Money Market Fund and Tax-Exempt Money Market Fund will pay Union Planters, 0.80%, 0.55%, 0.40% and 0.40% (as a percentage of average daily net assets), respectively, for investment advisory services rendered to such Funds.

PORTFOLIO MANAGERS

Union Planters has several portfolio managers committed to the day-to-day management of the Funds.

Gary J. Guthrie is the portfolio manager for the LEADER Growth & Income Fund. Mr. Guthrie is a graduate of Southern Illinois University and is currently a Vice President of Union Planters.

L. Clark Zedric is the portfolio manager for the LEADER Intermediate Government Bond Fund. He received his MBA from Illinois State University and is currently a Vice President of Union Planters.

Both Mr. Guthrie and Mr. Zedric have served as portfolio managers since these Funds' inception in 1994.

Lucy Kasson is the portfolio manager for the LEADER Tax-Exempt Bond Fund and each of the Money Funds. A graduate of DePaul University, Ms. Kasson joined Union Planters in 1999, where she is currently a Vice President and has served as the portfolio manager for each of these Funds since their inception. Ms. Kasson was employed by Nuveen Advisory Corporation from 1978 until 1999, where she served as a portfolio manager from 1995 to 1999.

The LEADER Balanced Fund is managed by Mr. Guthrie, Ms. Kasson and Mr. Zedric.

The LEADER Short Term Bond Fund is managed by Mr. Zedric and James W. Duies. Mr. Duies joined Union Planters in April 1999 as a Junior Portfolio Manager and became a portfolio manager in 2000. Prior to joining Union Planters, Mr. Duies was a Trust & Investment Assistant at SunTrust Investments. Mr. Duies graduated from Millikin University in 1995.

The Statement of Additional Information ("SAI") has more detailed information about the Adviser and the Funds' other service providers.

DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services L.P., ("BISYS" or the "Distributor") is the distributor of each Fund, and also provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS Fund Services, Inc. (the "Transfer Agent"), an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NET ASSET VALUE IS CALCULATED

The net asset value, or NAV, is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

         NAV = (Total Assets - Liabilities) / (Number of Shares Outstanding)

AVOID 31% TAX WITHHOLDING

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

LEADER MONEY FUNDS

The NAV of the Money Funds is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 3:00 p.m. Eastern time (2:00 p.m. Central time) for the Money Market Fund and Treasury Money Market Fund and 12:30 a.m. Eastern time (11:30 a.m. Central time) for the Tax-Exempt Money Market Fund on all days when the New York Stock Exchange (the "Exchange") is open for regular trading. In addition to Exchange holidays, the Money Funds will also be closed on Columbus Day and Veterans' Day. The Money Funds value their securities at amortized cost. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

LEADER GROWTH & INCOME FUND
LEADER INTERMEDIATE GOVERNMENT BOND FUND
LEADER TAX-EXEMPT BOND FUND
LEADER BALANCED FUND
LEADER SHORT TERM BOND FUND

The per share NAV for each Fund other than the Money Funds is determined, and its shares are priced at the close of regular trading on the Exchange, normally at 4:00 p.m. Eastern time (3:00 p.m. Central time), on days the Exchange is open for regular trading.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after a properly completed order is received and accepted by the Fund on any day that the Exchange is open for business. For example, if you place a purchase order to buy shares of the LEADER Growth & Income Fund, it must be received prior to the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time) in order to receive the NAV calculated on that day. If your order is received after the close of regular trading on the Exchange that day, you will receive the NAV calculated on the next business day.

The Funds' (other than the Money Funds') securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Trust's Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost or based on their acquisition cost.

SHAREHOLDER INFORMATION

PURCHASING AND SELLING YOUR SHARES

Institutional Shares of the LEADER Mutual Funds are available to institutional investors through the Funds' Distributor or through certain banks or other financial institutions. If you are purchasing Institutional Shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order to the Fund's Distributor and wiring payment to the Fund's custodian. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Fund at 1-800-219-4182. The Fund reserves the right to refuse any order to buy shares.

Investments in Institutional Shares of the Funds require a minimum investment of $1,000,000, which may be waived at the Adviser's or Distributor's discretion. If you purchase shares through a bank or other financial institution, these institutions may charge additional fees, require higher minimum investments or impose other limitations on buying and selling shares (such as an earlier cut-off time for purchase and sale requests). All purchases must be in U.S. dollars. Third-party checks are not accepted.

Orders to sell or "redeem" Institutional Shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Fund's Distributor and for crediting your account with the proceeds. The Fund may charge a wire transfer fee of up to $15 per wire, and your financial institution may charge an additional fee.

You may sell your shares on any day the Exchange is open for regular trading (except, in the case of the Money Funds only, Columbus Day and Veterans' Day). Your sales price will be the NAV next determined after your sell order is received by the Funds, the Transfer Agent, or your investment representative. See "Pricing of Fund Shares" above. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

The Fund's Transfer Agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker/dealers. Contact the Fund for more information on signature guarantees.

Special Note for Pre-9/1/00 Shareholders Only: Prior to the redesignation of Class A Shares as Institutional Shares on September 1, 2000, Class A Shares were subject to lower minimum initial investment requirements ranging from $100 to $250 and to minimum subsequent investment requirements ranging from $100 to $150. Shareholders of the Funds as of August 31, 2000 will continue to be eligible to buy Institutional Shares at these lower minimum investment levels, and may continue to participate in any Fund investment programs in which they were a participant as of August 31, 2000. If you purchased shares through a financial intermediary, please follow the instructions for purchases and sales set forth above. For all other shareholders, you may continue to purchase or redeem shares by wire by calling 1-800-219-4182 for instructions. You may also continue to purchase or redeem shares by mail, by writing to: LEADER Mutual Funds, P.O. Box 182754, Columbus, OH 43218-2784 (for overnight mail: LEADER Mutual Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219). For additional purchases, please use the investment slip attached to your account statement, and indicate the fund name, amount invested, and your account name and number, and make your check, bank draft or money order payable to "LEADER Mutual Funds". Please include your account number on the check.


REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. You can, however, elect to receive them in cash. Capital gains are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT MAY BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.

SHAREHOLDER INFORMATION


GENERAL POLICIES ON SELLING SHARES

SHAREHOLDER INFORMATION

GENERAL POLICIES ON SELLING SHARES

VERIFYING TELEPHONE REDEMPTIONS

The Trust has instituted procedures designed to ensure that telephone redemptions are made by authorized shareholders only. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. By completing an account application, you agree that the Trust, Distributor and Transfer Agent will not be liable for any loss incurred by you by reason of the Trust accepting unauthorized telephone redemption requests for your account if the Trust reasonably believes the instructions to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures.

REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you may redeem any portion of it at any time. Proceeds from the redemption, however, will not be delivered to you until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail at LEADER Mutual Funds c/o BISYS Fund Services Attn:
T.A. Operations 3435 Stelzer Road Columbus, OH 43219. The request should include your fund and account number, the amount you wish to redeem, the address where your check should be sent, and the account owner(s) signature.

REDEMPTION IN KIND

The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets), or in other circumstances where the Fund deems it to be in best interests of the Fund and its other shareholders. Redemptions in kind will consist of securities equal in market value to your shares. These securities will generally consist of liquid securities, but will not generally represent a pro rata share of the relevant Fund's assets. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If primarily by reason of a redemption or exchange your account falls below the applicable minimum initial investment, the relevant Fund may ask you to increase your balance. If it is still below the minimum after 60 days, the Fund may close your account and send you the proceeds at the current NAV.


UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

SHAREHOLDER INFORMATION

DISTRIBUTION ARRANGEMENTS

Institutional Shares are sold through the Distributor, and are available for purchase primarily by financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions acting on their own behalf or on behalf of their qualified accounts as well as by shareholders of LEADER Mutual Funds as of August 31, 2000.

EXCHANGING YOUR SHARES

You can exchange your Institutional Shares in one Fund for Institutional Shares of another LEADER Mutual Fund (see "Notes on Exchanges" below). No transaction fees are charged in connection with such exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to LEADER Mutual Funds, P.O. Box 182754, Columbus OH 43218-2784, or by calling 1-800-219-4182. Please provide the following information:

         -       Your name and telephone number

         -       The exact name on your account and account number

         - Taxpayer identification number (usually your Social Security number)

         -       Dollar value or number of shares to be exchanged

         - The name and class of the Fund from which the exchange is to be made

         - The name and class of the Fund into which the exchange is being made

See "General Policies on Selling Shares" above for important information about telephone transactions.

SHAREHOLDER INFORMATION

EXCHANGING YOUR SHARES
CONTINUED

NOTES ON EXCHANGES

The registration and taxpayer identification numbers of the two accounts must be identical. If you don't have an account with the new Fund, a new account will be opened with the same features unless you write to tell us to change them.

The Exchange Privilege may be modified or eliminated at any time with 60 days notice.

The exchange privilege is available only in states where shares of the new Fund may be sold.

If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has cleared, which could take up to 10 days.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay dividends to their shareholders from the Funds' respective net investment income. The Funds distribute any net capital gains that have been realized. Income dividends on the Growth & Income Fund are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Capital gains, if any, for all Funds are distributed at least annually.

SHAREHOLDER INFORMATION

TAXATION

FEDERAL TAXES

Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Distributions properly designated by a Fund as derived from net capital gain of a Fund will be taxable to you as such, regardless of how long you have held your shares. Other Fund distributions (other than "exempt-interest dividends" paid by the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund) will generally be taxable as ordinary income.

The Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") intend to distribute primarily income that is exempt from federal taxation. The Tax-Exempt Funds may, however, invest in securities that generate income that is not exempt from federal taxation. In addition, income that is exempt from federal taxation may be subject to state and local taxation. Any capital gains will be taxable federally and may also be subject to state or local taxation. Distributions designated by the Tax-Exempt Funds as "exempt-interest dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal taxation of your benefits. In addition, an investment in a Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for corporate and individual shareholders. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund based on the difference between your tax basis in the shares and the amount you receive for them. In the case of the Money Funds, however, the recognition of gain or loss on a sale, exchange or redemption of your shares is unlikely to occur. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

One notable exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an Individual Retirement Account (or IRA) or other tax-qualified plan will not be currently taxable.

The foregoing is a summary of certain federal income tax consequences of investing in the Funds. For more information on the federal income taxation of the Funds, see the SAI. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes).

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The Financial Highlights tables are intended to help you understand each Fund's financial performance for the last five years or, in the case of the Tax-Exempt Bond Fund and Money Market Fund, since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted below, this information has been audited by [_______________], whose report, along with the Trust's financial statements, is incorporated by reference in the Trust's SAI, which is available upon request. Institutional Shares are the continuation of the Fund's single class of shares, Class A Shares, which existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000.

LEADER GROWTH & INCOME FUND - INSTITUTIONAL SHARES

                                                       YEAR          YEAR          YEAR           YEAR          YEAR
                                                       ENDED         ENDED         ENDED          ENDED         ENDED
                                                     AUGUST 31,     AUGUST 31,    AUGUST 31,     AUGUST 31,    AUGUST 31,
                                                       2000           1999          1998           1997          1996

NET ASSET VALUE--BEGINNING OF PERIOD                $  30.37       $  23.46      $   22.18     $   16.42      $ 14.05
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                               [___]           0.30           0.23          0.26         0.24
   Net realized and unrealized gains
     from investment transactions                      [___]           7.53           1.72          6.12         2.39
     Total income from investment operations           [___]           7.83           1.95          6.38         2.63
LESS DISTRIBUTIONS:
   Net investment income                               [___]          (0.27)         (0.25)        (0.25)       (0.23)
   Net realized gain from investment
     transactions                                      [___]          (0.65)         (0.42)        (0.37)       (0.03)
     Total dividends and distributions(1)              [___]          (0.92)         (0.67)        (0.62)       (0.26)
NET ASSET VALUE--END OF PERIOD                      $  [___]       $  30.37      $   23.46      $  22.18      $ 16.42
     Total return                                      [___]          33.73%          8.84%        39.59%       18.77%
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, at end of period ($000's)            $  [___]       $145,919      $  74,131     $  70,276      $39,995
   Ratio of expenses to average net assets             [___](2)        0.87%          0.99%         1.06%        1.27%
   Ratio of net investment income to
     average net assets                                [___](2)        1.05%          0.96%         1.36%        1.56%
   Ratio of expenses to average net assets
     without fee waivers**                             [___](2)        1.37%          1.49%         1.56%        1.77%
   Ratio of net investment income to
     average net assets without fee waivers*           [___](2)        0.55%          0.46%         0.86%        1.06%
   Portfolio turnover rate                             [___]              9%            26%           17%          31%



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Had the Adviser, Distributor, and administrator not reduced or waived certain expenses, total returns would have been lower. Total return for periods of less than one year are not annualized.

(2)      Annualized.

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
CONTINUED
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

LEADER INTERMEDIATE GOVERNMENT BOND FUND - INSTITUTIONAL SHARES


                                                   YEAR          YEAR         YEAR          YEAR          YEAR
                                                  ENDED         ENDED        ENDED         ENDED         ENDED
                                                AUGUST 31,     AUGUST 31,   AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                   2000          1999         1998          1997          1996
NET ASSET VALUE--BEGINNING OF PERIOD              $12.04        $ 13.00      $ 12.61      $ 12.43     $ 12.75
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           [___]           0.72         0.76         0.79        0.76
   Net realized and unrealized gains
     (losses) from investment transactions         [___]          (0.96)        0.39         0.19       (0.32)
     Total income from investment operations       [___]          (0.24)        1.15         0.98        0.44
LESS DISTRIBUTIONS:
   Net investment income                           [___]          (0.72)       (0.76)       (0.79)      (0.76)
   In excess of net investment income               --               --          --         (0.01)         --
     Total dividends and distributions             [___]          (0.72)       (0.76)       (0.80)      (0.76)
NET ASSET VALUE--END OF PERIOD                    $[___]        $ 12.04      $ 13.00      $ 12.61     $ 12.43
     Total return(1)                               [___]          (1.97)%       9.33%        7.96%       3.48%
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, at end of period ($000's)          $[___]        $80,607      $72,614      $64,459     $56,764
   Ratio of expenses to average net assets         [___](2)        0.82%        0.90%        0.96%       1.05%

   Ratio of net investment income to
     average net assets                            [___](2)        5.69%        5.92%        6.15%       5.97%
   Ratio of expenses to average net
     assets without fee waivers***                 [___](2)        1.17%        1.25%        1.31%       1.40%
   Ratio of net investment income
     to average net assets without
     fee waivers* *                                [___](2)        5.34%        5.57%        5.80%       5.62%
   Portfolio turnover rate                         [___]             16%          32%          19%         20%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Had the Adviser, Distributor, and administrator not reduced or waived certain expenses, total returns would have been lower. Total return for periods of less than one year are not annualized.

(2)      Annualized.

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
CONTINUED
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

LEADER MONEY MARKET FUND - INSTITUTIONAL SHARES(1)

                                                                                   JULY 7,
                                                                        YEAR        1999*
                                                                        ENDED      THROUGH
                                                                     AUGUST 31,   AUGUST 31,
                                                                        2000         1999

NET ASSET VALUE--BEGINNING OF PERIOD                                  $1.000       $  1.000
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                [___]         0.007
   Net realized and unrealized gains from investment transactions                        --
      Total income from investment operations                           [___]         0.007
LESS DISTRIBUTIONS:
   Net investment income                                                [___]        (0.007)
      Total dividends and distributions                                 [___]        (0.007)
NET ASSET VALUE--END OF PERIOD                                        $ [___]      $  1.000
      Total return(1)                                                   [___](2)       0.67%(2)
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, at end of period ($000's)                               $ [___]      $166,335
   Ratio of expenses to average net assets                               [___](3)       0.51%(3)
   Ratio of net investment income to average net assets                  [___](3)       4.35%(3)
   Ratio of expenses to average net assets without fee waivers**         [___](3)       1.02%(3)
   Ratio of net investment income to average net assets
      without fee waivers**                                              [___](3)       3.84%(3)


*        Commencement of operations.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Had the Adviser, Distributor, and administrator not reduced or waived certain expenses, total returns would have been lower.

(2)      Not annualized.

(3)      Annualized.

     [INSERT TAX-EXEMPT BOND FUND -- FINANCIAL HIGHLIGHTS FROM INCEPTION TO
                                AUGUST 31, 2000]

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

The following additional information regarding LEADER Mutual Funds (formerly "Magna Funds") is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' Reports to shareholders contain additional information regarding the Funds' investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered to be part of this prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells shares of the Funds. In addition, you may contact the Funds at:

                              LEADER MUTUAL FUNDS
                              P.O. BOX 182754
                              COLUMBUS, OHIO 43218-2784
                              TELEPHONE: 1-800-219-4182

You can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (the "SEC") in Washington, D.C. You can get copies:

- For a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, by calling the SEC at 1-202-942-8090, or by electronic request at the following e-mail address: publicinfo@sec.gov.

-        At no charge from the SEC's Website at http://www.sec.gov.




Investment Company Act file no.  811-8494

                               LEADER MUTUAL FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                 INVESTOR SHARES
                                  SWEEP SHARES

                                SEPTEMBER 1, 2000

         This Statement of Additional Information (this "Statement of Additional Information" or this "Statement") is not a prospectus. This Statement of Additional Information relates to the LEADER Mutual Funds (the "Trust") Prospectus (Investor Shares and Sweep Shares), dated January 1, 2001 (the "Prospectus"), and should be read in conjunction therewith. The contents of the Prospectus are hereby incorporated into this Statement of Additional Information. A copy of the Prospectus may be obtained free of charge by writing to LEADER Mutual Funds, P.O. Box 182754, Columbus, OH 43218-2784, or calling
(800) 219-4182.

         The Trust's audited financial statements for the fiscal year ended August 31, 2000 included in the Trust's Annual Report are hereby incorporated into this Statement of Additional Information. Copies of the Trust's Annual Report are available without charge upon request from LEADER Mutual Funds, P.O. Box 182754, Columbus, Ohio 43218-2754, or by calling (800) 219-4182.


                                                     TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.................................................................1

INVESTMENT RESTRICTIONS..........................................................................................7

ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS..............................................13

MANAGEMENT OF THE TRUST..........................................................................................28

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................32

PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................37

DESCRIPTION OF THE TRUST.........................................................................................39

RECORD AND BENEFICIAL OWNERS OF 5% OR
         MORE OF THE FUND'S SHARES...............................................................................42

NET ASSET VALUE AND PUBLIC OFFERING PRICE........................................................................44

SHAREHOLDER SERVICES.............................................................................................46

REDEMPTIONS......................................................................................................48

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS.....................................................49

PERFORMANCE INFORMATION..........................................................................................54

APPENDIX A......................................................................................................A-1

DESCRIPTION OF CERTAIN FUND INVESTMENTS.........................................................................A-1

APPENDIX B......................................................................................................B-1

DESCRIPTION OF BOND RATINGS ....................................................................................B-1

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

         The investment objective and policies of each Fund (a "Fund") of LEADER Mutual Funds are summarized in the Trust's Prospectus. The investment policies set forth in the Prospectus and in this Statement of Additional Information may be changed by Union Planters Bank, National Association ("Union Planters"), the Funds' adviser, subject to review and approval by the Board of Trustees of the Trust (the "Board of Trustees"), without shareholder approval, except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which 50% or more of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The investment objectives of each of the Growth & Income Fund and Intermediate Government Bond Fund are fundamental.

         There is no assurance that any Fund will achieve its investment objective. The Funds are permitted to invest in a variety of different securities and instruments, subject to the policies and limitations set forth in the Prospectus and this Statement of Additional Information. The Funds are not required, however, to use all of the different investment instruments and techniques described in the Prospectus or this Statement of Additional Information. At any particular time, each Fund's assets will consist of investments that Union Planters believes are appropriate for that Fund under the market and economic conditions in effect at that time, consistent with the Fund's investment objectives and policies.

Growth & Income Fund
--------------------

         As described in the Prospectus, the investment objective of the Growth & Income Fund is to seek long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends (or interest, in the case of certain convertible securities). Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Fund may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income. The Fund may invest a portion of its assets in securities of foreign issuers traded in U.S. securities markets, which may subject it to special risks. The Fund allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.


         In addition, the Fund may invest up to 10% of its total assets in debt obligations with maturities of longer than one year at the time of purchase, including U.S. Government Securities (as defined below in the Section entitled "U.S. Government Securities"), high grade bonds and notes of non-governmental issuers and other fixed income securities generally suitable for investment by the Intermediate Government Bond Fund. The Fund may also invest in repurchase agreements, and may engage in options transactions for hedging purposes.

Balanced Fund
-------------

         As described in the Prospectus, the investment objective of the Balanced Fund is to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. The Fund invests in a combination of equity securities (such as stocks), fixed income securities (such as bonds) and money market instruments in relative proportions that Union Planters believes will offer attractive returns consistent with the Fund's objectives. Under normal market conditions, the Fund invests at least 25% of its total assets in fixed income securities and no more than 75% of its total assets in equity securities. The allocation of assets will vary with market conditions that may make equity securities, fixed income securities or money market instruments more or less attractive.

         The Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities.

         The Fund's investment in fixed income securities will consist mainly of investment-grade bonds, but the Fund may invest in any kind of debt security issued by private corporations or the U.S. Government. With respect to its investment in bonds, the Fund will invest primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (that is, rated Aaa, Aa, A or Baa by Moody's Investors Services, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poors Rating Service ("Standard & Poor's") or Fitch Investors Service, Inc."("Fitch")) or unrated issues deemed by Union Planters to be of comparable quality.

         If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intent to hold more than 10% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

         Because the Balanced Fund invests in a combination of stocks and bonds, this Fund may invest in any of the types of securities in which either the Growth & Income Fund (as described above) or the Intermediate Government Bond Fund (as described below) may invest

Intermediate Government Bond Fund
---------------------------------

         As described in the Prospectus, the investment objective of the Intermediate Government Bond Fund is to achieve current income consistent with preservation of capital. The Fund pursues this objective by investing in a portfolio consisting primarily of U.S. Government Securities, and high grade bonds and notes of non-governmental issuers. Under normal circumstances, the Fund will invest at least 65% of its total assets in U.S. Government Securities, which include all securities issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Repurchase agreements that are fully collateralized by U.S. Government Securities will be treated as U.S. Government Securities for the purpose of this 65% test. U.S. Government Securities include certain mortgage-backed securities. The Fund seeks maintain a dollar-weighted average portfolio maturity of between three and ten years, but may purchase individual securities with longer or shorter maturities. For purposes of computing average maturity, (1) securities that are subject to call, refund or redemption will be treated as maturing on the ultimate maturity date unless Union Planters believes it is probable that the issuer of the security will take advantage of the call, refund or redemption provision (in which case the date of such probable call, refund or redemption will be treated as the maturity date), (2) new issues by the Government National Mortgage Association ("GNMA") or the Federal National Mortgage Association ("FNMA"), which typically have a 30-year stated maturity, will be treated as having a 12-year maturity unless Union Planters believes, based on publicly available information from a nationally recognized source, that the issue will have a longer or shorter average life, and (3) certain nominally long-term securities will be deemed to have a shorter-maturity because of the existence of a demand feature exercisable by the Fund prior to the stated maturity.

         The securities in which the Fund invests include, but are not limited to:

X direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;

X obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") or the Tennessee Valley Authority;

X corporate debt obligations having floating or fixed rates of interest and rated in one of the three highest categories by an NRSRO (that is, rated Aaa, Aa or A by Moody's or AAA, AA or A by Standard & Poor's or Fitch), or which are not rated but are of comparable quality in the judgment of Union Planters;

X asset-backed securities rated A or higher by an NRSRO, which may include, but are not limited to interests in pools of receivables such as motor vehicle installment purchase obligations and credit card receivables;

X        mortgage-backed securities;

X        collateralized mortgage obligations; and

X        repurchase agreements collateralized by eligible investments.

If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

         The Fund may also engage in options transactions for hedging purposes.

Tax-Exempt Bond Fund
--------------------

         As noted in the Prospectus, the Fund normally invests at least 80% of its total assets in obligations producing income exempt from federal income taxation, including municipal bonds, note and commercial paper issued by states and other local government that are exempt from federal taxes. For additional information on the Fund's investment in tax-exempt securities, see the Section below entitled "Tax-exempt Securities".

         The Tax-Exempt Bond Fund may also invest in any of the securities and other instruments described above with respect to the Intermediate Government Bond Fund, including municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes as well as U.S. Government Securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax). As a result, a portion of the income earned by the Tax-Exempt Bond Fund may not be exempt from federal income taxation when distributed to shareholders.

Short Term Bond Fund
--------------------


         As described in the Prospectus, the Short Term Bond Fund seeks to provide a high level of current income consistent with the preservation of capital. The Fund invests primarily in investment-grade bonds (that is, those rated at least Baa or BBB, or determined by Union Planters to be of comparable quality). The types of securities that the Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities, as well as any other securities in which the Intermediate Government Bond Fund may invest (as described above). The Fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.


         If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intent to hold more than 10% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

Money Market Fund, Treasury Money Market Fund and Tax-Exempt Money Market Fund
------------------------------------------------------------------------------
(each a "Money Fund" and collectively, the "Money Funds")
---------------------------------------------------------

         Each Money Fund will invest only in securities that Union Planters, acting under guidelines established by the Board of Trustees, has determined are of high quality and present minimal credit risk. For a description of certain money market instruments in which the Money Funds may invest, and the related descriptions of the ratings of Standard & Poor's and Moody's, see Appendices A and B to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities. For additional information on the Tax-Exempt Money Market Fund's investment in tax-exempt securities, see the Section below entitled "Tax-exempt Securities".

         As described in the Prospectus the Money Market Fund's investments may include certain U.S. dollar-denominated obligations of foreign banks or of foreign branches and subsidiaries of U.S. banks, which may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when Union Planters believes the risks are minimal.

         Considerations of liquidity, safety and preservation of capital may preclude the Money Funds from investing in money market instruments paying the highest available yield at a particular time. Each Money Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Money Fund may also invest to take advantage of what are believed to be temporary disparities in the yields of the different segments of the high quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Money Funds, may result in frequent changes in each Money Fund's portfolio. There are usually no brokerage commissions as such paid by the Money Funds in connection with the purchase of securities of the type in which each Money Fund invests.

         As described in the Prospectus, all of the investments of each of the Money Funds will, at the time of investment, have remaining maturities of 397 days or less. The average maturity of the each of the Money Fund's portfolio securities based on dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security by a Money Fund results in a dollar-weighted average portfolio maturity for such Fund in excess of 90 days, the Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments that are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of (i) the period remaining until the next readjustment of the interest rate and (ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. Government Securities, are treated as having a maturity of one day.

         The value of the securities held by the Money Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security was held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of a Money Fund's shares could require the sale of portfolio investments at a time when a sale might not be desirable.

         After purchase by a Money Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such a Fund. Neither event will necessarily require a sale of such security by such a Fund. However, such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or Standard & Poor's (or another NRSRO approved by the Securities and Exchange Commission (the "SEC")) may change as a result of changes in such organizations or their rating systems, each Fund will, in accordance with standards approved by the Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus. For additional information regarding certain of the Tax-Exempt Money Market Fund's investments, see "Tax-exempt Securities" in this Statement.

                             INVESTMENT RESTRICTIONS

Investment Restrictions - All Funds except the Money Funds
----------------------------------------------------------

         In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of each Fund other than a Money Fund (and those marked with an asterisk are fundamental policies of each Fund):

         Each such Fund will not:

         (1) Invest in companies for the purpose of exercising control or management.

         *(2) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         *(3) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

         *(4) Make loans. (For purposes of this investment restriction, neither
(i) entering into repurchase agreements nor (ii) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or of a type commonly purchased by financial institutions, is considered the making of a loan.)

           (5) Except for the Tax-Exempt Bond Fund, purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

           (6) Invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations.

           (7) Except for the Tax-Exempt Bond Fund, acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

           (8) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction. (Under the Investment Company Act of 1940 (the "1940 Act"), each Fund generally may not:
(a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value); or (c) own more than 3% of the outstanding voting stock of any one investment company.)

           (9) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by restriction (12) below. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

           (10) Purchase or retain securities of an issuer if officers and Trustees of the Trust and officers and directors of its investment adviser who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities.

         *(11) Purchase any security (other than U.S. Government Securities) if, as a result, 25% or more of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

         *(12) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

         *(13) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

           (14) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Union Planters or its affiliates or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

           (15) Purchase any illiquid security if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities; provided, however, that no more than 10% of the Fund's total assets may be invested in the aggregate in (1) restricted securities, (2) securities of companies that (with predecessor companies) have a record of less than three years of continuous operations and (3) securities that are not readily marketable.

           (16) Write or purchase puts, calls or combinations of both except that each Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) write, purchase and sell put and call options on securities, securities indices or futures contracts and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

         *(17) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (9) above; any borrowing permitted by restriction (12) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

         Each Fund intends, based on the views of the staff of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to 15% of such Fund's net assets.

         Although authorized to invest in restricted securities, each Fund, as a matter of non- fundamental operating policy, currently does not intend to invest in such securities in the coming year. Although authorized to make short sales subject to the condition specified in restriction (13) above, each Fund as a matter of non-fundamental operating policy currently does not intend to make such short sales in the coming year. Although authorized under restriction (16) above to write, purchase and sell put and call options on currencies and to enter into currency forward contracts, each Fund, as a matter of non-fundamental operating policy, currently does not intend to do so in the coming year.

Investment Restrictions - The Money Funds
-----------------------------------------

         The following is a list of the Money Funds' investment restrictions. The restrictions set forth in the numbered paragraphs marked with an asterisk are fundamental policies and, accordingly, will not be changed by a Money Fund without the consent of the holders of a majority of the outstanding voting securities of such Fund.

         Each Money Fund will not:

         (1) Purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves.

         *(2) Purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

         *(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales.

          (4) Acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities.

         *(5) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment), in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower.

         (6) Pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost).

         *(7) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its objective and investment policies. This restriction does not apply to repurchase agreements.

         *(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contractors or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts.

         *(9) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

          (10) Make investments for the purpose of exercising control or management.

         (11) Participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Union Planters to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities).

          (12) Write or purchase puts, calls or combinations thereof; except that the Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, and (2) write, purchase and sell put and call options on securities, securities indices, futures contracts and currencies.

         *(13) Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variational margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

         A Money Fund will not purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid.

         The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Money Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.

         Except as otherwise stated, all percentage limitations set forth in this Statement of Additional Information and/or the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

         Each Fund is a "diversified" fund as such term is defined under the 1940 Act. This means that it is a fundamental policy of each Fund, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. The Money Funds are subject to additional diversification requirements pursuant to Rule 2a-7 under the 1940 Act.

                        ADDITIONAL INFORMATION REGARDING
                       FUND INVESTMENTS AND RELATED RISKS

U.S. GOVERNMENT SECURITIES

   As described in the Prospectus, each Fund may invest in U.S. Government Securities. The term "U.S. Government Securities" includes direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, the GNMA, the FHLMC, the FNMA, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.

     - U.S. Treasury Bills--Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

     - U.S. Treasury Notes and Bonds--Direct obligations of the United States Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

     - "Ginnie Maes"--Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

     - "Fannie Maes"--The FNMA is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

     - "Freddie Macs"--The FHLMC is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent interests in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

         As described in the Prospectus, U.S. Government Securities do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

TAX-EXEMPT SECURITIES

         As used in this Statement, the term "tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the appropriate state's personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

         Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

         In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

         The Tax-Exempt Money Market Fund may invest in tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities will be exempt from federal income tax to the same extent as interest on the tax-exempt securities. The Tax-Exempt Money Market Fund may also invest in tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Tax-Exempt Money Market Fund in connection with the arrangement. The Tax-Exempt Money Market Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on tax-exempt securities in which it holds such participation interests is exempt from federal income tax.

         When a Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

         The yields on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by a Fund, an issue of tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by such Fund. Neither event will require the elimination of an investment from the Fund's portfolio, but Union Planters will consider such an event in its determination of whether the Fund should continue to hold an investment in its portfolio.

         WHEN ISSUED SECURITIES

Each Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

CONVERTIBLE SECURITIES

         The Growth & Income Fund and the Balanced Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security will normally also provide a fixed income stream. For this reason, a convertible security may not decline in price as rapidly as the underlying common stock.

         Union Planters will select convertible securities to be purchased by the Growth & Income Fund and the Balanced Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Neither the Growth & Income Fund nor the Balanced Fund will generally purchase any convertible security that is rated below BBB by Standard & Poor's or Baa by Moody's (or that is unrated but determined by Union Planters to be comparable in quality to securities rated below BBB or Baa), if as a result of such purchase more than 5% of such Fund's total assets would be invested in such securities. Securities rated BBB or Baa or lower (and comparable unrated securities) have speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer of these securities to make principal and interest payments than is the case with higher quality securities.

ZERO COUPON BONDS

         The Intermediate Government Bond Fund, the Tax-Exempt Bond Fund and the Short Term Bond Fund may each invest in zero coupon bonds. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement. The Funds will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

LOANS OF PORTFOLIO SECURITIES

         Each Fund may lend its portfolio securities to broker-dealers under contracts calling for cash or eligible liquid securities as collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds, subject to the investment restrictions listed above. Any voting rights, or rights to consent, relating to securities loaned pass to the borrowers. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans. If the borrower of the security does not redeliver the loaned securities as required by the terms of the loan, the Fund has rights to sell the collateral. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the collateral while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

OPTIONS

         Each Fund may engage in options transactions for hedging purposes.

         An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange. The Funds may engage in both types of options.

         If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

         The successful use of options depends in part on the ability of Union Planters to forecast correctly the direction and extent of interest rate or stock price movements within a given time frame. To the extent interest rates or stock prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or stock prices move during the period that the Fund holds options positions, the Fund will pay the cost of acquiring those positions (brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

         An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While each Fund will seek to enter into over-the counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, a Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of exchange-listed options by the Options Clearing Corporation or other clearing organization.

         The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of each Fund's investment restriction prohibiting it from investing more than 15% of its net assets in illiquid securities. The Funds intend to comply with this position.

FUTURES AND RELATED OPTIONS TRANSACTIONS

         A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without actually delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

         Each Fund (except for the Money Funds) may buy or sell futures contracts relating to U.S. Government Securities, and may buy or sell options on such futures contracts. In addition, the Growth & Income Fund and the Balanced Fund may buy or sell futures contracts relating to stock indexes, and may buy or sell options on such futures contracts.

         These Funds may use futures contracts to "hedge" against the adverse effects of broad movements in the securities markets or changes in the value of specific securities. For example, to protect against the fall in the value of its investments in long-term debt securities that would result from an increase in interest rates, the Intermediate Government Bond Fund might sell futures contracts with respect to U.S. Government Securities. Then if interest rates do rise and the value of the securities declines, the value of the futures contracts should increase. Likewise, if the Intermediate Government Bond Fund holds cash reserves and short-term investments and Union Planters expects interest rates to fall, the Fund might purchase futures contracts on U.S. Government Securities. If, as expected, the market value both of long-term debt securities and futures contracts with respect thereto increases, the Fund would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. The Growth & Income Fund and the Balanced Fund could make similar use of stock index futures, to hedge against broad movements in stock market values.

         Options on futures contracts may also be used for hedging. For example, if the value of the Intermediate Government Bond Fund's portfolio securities is expected to decline as a result of an increase in interest rates, the Fund might purchase put options on futures contracts rather than selling futures contracts. Similarly, to hedge against an anticipated increase in the price of long-term debt securities, the Fund might purchase call options as a substitute for the purchase of futures contracts.

         When a Fund enters into a futures contract, it is required to deposit with the broker as "initial margin" an amount of cash or short-term U.S. Government Securities equal to approximately 5% of the contract amount. That amount is adjusted by payments to or from the broker ("variation margin") as the value of the contract changes. The Funds will not purchase or sell futures contracts or related options if as a result a Fund's initial margin deposits plus premiums paid for outstanding related options would be greater than 5% of such Fund's total assets. Further information concerning futures contracts and options on futures contracts is set forth below.

         Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of commodity or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying commodity or financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges--known as "contract markets"-- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, it realizes a loss.

         The purchase of (that is, assuming a long position in) or sale of (that is, assuming a short position in) a futures contract differs from the purchase or sale of a security or an option, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

         Each Fund (except for the Money Funds) may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities. Each such Fund may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline could be reduced without employing futures as a hedge by selling long-term debt securities or equity securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce a Fund's average yield (with respect to futures on debt securities) as a result of the shortening of maturities. The sale of futures contracts provides an alternative means of hedging a Fund against a decline in the value of its investments in debt or equity securities. As such values decline, the value of a Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the securities that are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of debt or equity securities. Employing futures as a hedge may also permit a Fund to assume a defensive posture without reducing its yield on its investments.

         Stock Index Futures. A stock index assigns relative values to the common stocks included in the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

         The Growth & Income Fund and the Balanced Fund may engage in transactions in stock index futures contracts only for hedging purposes. Examples of the use of such contracts for hedging purposes include (1) the sale of a futures contract to offset possible declines in the value of securities the Fund owns and (2) the purchase of a futures contract when the Fund holds cash and seeks to protect against the possibility that the equity markets will rise before the Fund has had the opportunity to invest the cash in equity securities. As discussed below under "Risk Factors in Options and Futures Transactions," the Fund will generally not own (or intend to own) all of the securities in the index that is the subject of the futures contract. Thus, hedging through stock index futures involves significant "correlation risk."

         Call Options on Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities or index, it may be more or less risky than ownership of the futures contract or underlying securities. As with the purchase of a futures contract, the Funds may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

         Put Options on Futures Contracts. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. The Funds may purchase put options on futures contracts to hedge against the risk of rising interest rates or declines in stock market prices. The Funds may purchase put options on futures contracts for the same reasons as they would sell futures contracts.

LIMITATIONS ON THE USE OF OPTIONS AND FUTURES PORTFOLIO STRATEGIES

         The Funds will not "over-hedge," that is, no Fund will maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts.

         A Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations, CFTC rules and transaction costs.

RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS

         Options Transactions. An exchange-traded option may be closed out only on a national securities exchange (an "Exchange"), which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to realize any profit. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Trust, Union Planters and its affiliates and their other clients may be considered to be such a group. These position limits may restrict the Funds' ability to purchase or sell options on a particular security.

         Futures Transactions. Investment by a Fund in futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged security is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of a futures contract approaches.

         Futures contracts or options thereon may be used to hedge against a possible increase in the price of securities that a Fund anticipates purchasing. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures contract or option that is not offset by a reduction in the price of securities purchased.

         The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

         The successful use of transactions in futures and related options also depends on the ability of Union Planters to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates or stock index levels remain stable during the period in which a futures contract or related option is held by a Fund or such rates or index levels move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

         The Intermediate Government Bond Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Short Term Bond Fund and the Money Funds may invest in various types of asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different classes of debt securities, with some classes entitled to receive regular installments of principal and interest, other classes entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other classes entitled to receive payments of principal and accrued interest only at maturity or upon specified call dates. Different classes of securities will bear different interest rates, which may be fixed or floating. Certain classes may be entitled to receive only interest, or only principal; the value of these classes may fluctuate dramatically during periods when market interest rates are changing.

         Because the loans held in an asset pool often may be prepaid without penalty or premium (with prepayments passed through to the holders of the asset-backed securities), asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. For example, prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations ("CMOs") (see below), prepayments may be allocated to one class of securities ahead of other classes, in order to reduce the risk of prepayment for the other classes. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by a Fund, which would be taxed as ordinary income when distributed to shareholders.

         CMOs are bonds issued by single purpose finance subsidiaries or trusts established by financial institutions, government agencies, brokerage firms or companies related to the construction industry. CMOs purchased by the Fund may be:

         - collateralized by pools of mortgages in which every mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

         - collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer of the CMO and such guarantee is collateralized by government securities; or

         - securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

         No Fund will invest more than 25% of its total assets in CMOs.

         A Fund may invest in non-mortgage related asset-backed securities, including interests in pools of receivables, such as credit card or other accounts receivable, student loans or motor vehicle and other installment purchase obligations and leases. The securities, which are generally issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to collateralized mortgage obligations and mortgage pass-through securities. Like mortgage-backed securities, other asset-backed securities are typically subject to substantial prepayment risk.

         Many mortgage-backed securities are issued or guaranteed by a U.S. Government agency or instrumentality, such as GNMA, FNMA or FHLMC; they are treated as U.S. Government Securities for purposes of the Intermediate Government Bond Fund's policy of normally investing at least 65% of its total assets in U.S. Government Securities. For purposes of this policy, this Fund will not treat as a U.S. Government Security any mortgage or other asset-backed security that is not issued or guaranteed by a U.S. Government agency, authority or instrumentality (even if the underlying mortgages or other assets are Government-guaranteed). These non-U.S. Government mortgage-backed or other asset-backed securities will constitute less than 25% of the Intermediate Government Bond Fund's total assets, and together with any other assets that are not U.S. Government Securities will normally constitute less than 35% of the Fund's total assets.

         The credit characteristics of mortgage-backed and other asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities (other than those issued or guaranteed by a U.S. Government agency or instrumentality) depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

         Each Fund may invest up to 10% of its total assets in securities of other investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other operating expenses of that investment company, which are in addition to the management fees the Fund pays Union Planters and the Fund's other expenses.

         Pursuant to the terms of an exemptive order received by the Trust from the SEC, the Growth & Income Fund, the Balanced Fund, the Intermediate Government Bond Fund, the Short Term Bond Fund and the Tax-Exempt Bond Fund may each purchase and redeem shares of the Money Funds. Any such investments will result in Union Planters receiving management fees from both the investing Fund and the relevant Money Fund. Any such investments will also count toward the investing Fund's 10% limitation described above.

                             MANAGEMENT OF THE TRUST

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows (an asterisk indicates a Trustee who is an "interested person" of the Trust as defined in the 1940 Act):


                                                                           PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                       POSITION WITH THE TRUST      DURING THE PAST FIVE YEARS
Robert R. Archibald, Ph.D (51)                  Trustee                   President, Missouri
Missouri Historical Society                                                  Historical Society
P.O. Box 11940
St. Louis, MO  63112-0940

Earl E. Lazerson (68)                           Trustee                   Director, National Stockyards;
5 Hidden Valley Lane                                                      Director, AAA of Missouri;
Edwardsville, IL  62022                                                   President (until 1993) and
                                                                          Professor (until 1994), So.
                                                                          Illinois University at Edwardsville

Brad L. Badgley* (48)                           Trustee                   Attorney, Heiligenstein & Badgley,
Heiligenstein & Badgley PC                                                PC; Director, Magna Trust Company
30 Public Square                                                          (an affiliate of Magna Bank, N.A.,
Belleville, Illinois 62220                                                which



                                                                          merged into Union Planters in
                                                                          1998) (until 1997); Director, Banc
                                                                          Star One (1995 to present)



Robert E. Saur (56)                             Trustee                   President and Owner, Conrad
750 S. Hanley Street                                                      Properties Corp. (real estate);
Clayton, MO 63105                                                         Director, Enterbank Holding Company


Harry R. Maier* (53)                            Trustee                   Chief Executive Officer,
118 Sun Lake Dr.                                                          Memorial Hospital
Belleville, IL 62221                                                      Belleville, Illinois

Neil Seitz (56)                                 Trustee                   Dean, School of
School of Business                                                        Business, Saint
Saint Louis University                                                    Louis University;
3674 Lindell Blvd.                                                        Professor, Saint
St. Louis, MO 63108                                                       Louis University
                                                                          (until 1993)



Walter B. Grimm (55)                             President              Senior Vice President, BISYS Fund
BISYS Fund Services                                                     Services, L.P. ("BISYS, L.P.");
3435 Stelzer Road                                                       President, Leigh Investments Consulting
Columbus, Ohio 43219                                                    (investments firm)

Charles L. Booth (40)                            Vice President         Vice President, BISYS
BISYS Fund Services                                                     Fund Services, Inc. ("BISYS, Inc.")
3435 Stelzer Road
Columbus, Ohio 43219

Gary Tenkman (29)                                Treasurer              From April 1998 to present, employee of
3435 Stelzer Road                                                       BISYS, L.P.; from September 1990 to
Columbus, Ohio 43219                                                    April 1998, employee of Ernst & Young
                                                                        LLP

R. Jeffrey Young (35)                            Secretary              Vice President, BISYS, Inc.
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

Alaina V. Metz (31)                              Assistant              Chief Administrator, Administrative and
BISYS Fund Services                              Secretary              Regulatory Services, BISYS, L.P.
3435 Stelzer Road
Columbus, Ohio 43219

Warren Leslie (37)                               Assistant              From May 1995 to present, employee of
BISYS Fund Services                              Secretary              BISYS, L.P.; from April 1988 to May
3435 Stelzer Road                                                       1995, employee of American Express
Columbus, Ohio 43219


* Trustee who is an "interested person" (as defined in the 1940 Act) of the Trust. Mr. Maier and Mr. Badgley are "interested persons" by reason of owning shares of Union Planters Corporation, the ultimate parent company of Union Planters.

         Previous positions of officers of the Trust during the past five years with BISYS, L.P. or its affiliates are omitted if not materially different from their current positions. Mr. Grimm was first elected by the Trustees to serve in the office noted above in January 1997. Ms. Metz and Mr. Booth were first elected by the Trustees to serve in the offices noted above in October 1997. Messrs. Tenkman and Leslie were first elected by the Trustees to serve in offices noted in April 1999. Mr. Young was first elected by the Trustees to serve in the offices noted above in July 2000. Each officer of the Trust serves at the pleasure of the Trustees until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified.

         The Trust pays no compensation to its officers. Each Trustee is compensated at the rate of $5,000 per annum plus $500 for each meeting of the Trustees he or she attends. These costs are spread across all Funds of the Trust, and are allocated to each Fund pro rata based on their relative average net assets for the relevant fiscal period. The Trust provides no pension or retirement benefits to Trustees, but has adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

         The following table sets forth the amount of the compensation paid (or deferred in lieu of current payment) by the Trust during its fiscal year ended August 31, 2000 to the persons who served as Trustees during all or any portion of such fiscal year:

                                    TOTAL
                                 COMPENSATION
PERSON                            FROM TRUST
Robert R. Archibald               $7000
Brad L. Badgley                   $7000
Earl E. Lazerson                  $7000
Harry R. Maier                    $7000
Robert E. Saur                    $7000
Neil Seitz                        $7000

         As of December __, 2000, the Trustees and officers of the Trust beneficially owned as a group less than 1% of the outstanding shares of each Fund.

         Each of the Trust, Union Planters, and BISYS, L.P., the Trust's Distributor, has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

           Under the Declaration of Trust (as defined below) and Massachusetts law, the Board of Trustees has ultimate responsibility for the management of the Funds. Under the relevant agreements, the Trustees supervise the performance of the Funds' adviser, custodian and other service-providers.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

         Under a separate investment advisory agreement with each Fund (each, an "Advisory Agreement"), Union Planters provides investment advice for, and supervises the investment programs of, the Funds. Union Planters, located at 1401 South Brentwood Boulevard, St. Louis, Missouri 63144, is a wholly-owned subsidiary of Union Planters Holding Corporation, itself a wholly-owned subsidiary of Union Planters Corporation, a Tennessee corporation and a bank holding company. Union Planters Corporation, headquartered in Memphis, Tennessee, is one of the largest banking organizations in the country, with total assets of approximately $33 billion. Through their offices in twelve states, Union Planters Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.


         Each of the Funds pays Union Planters an annual investment advisory fee based on a percentage of the Fund's average daily net assets. Pursuant to Union Planters' agreement to reduce its advisory fees through December 31, 2000, such fees are as follows: Intermediate Government Bond Fund, 0.40%; Growth & Income Fund, 0.50%; Tax-Exempt Bond Fund, 0.30%; Money Market Fund, 0.17% (through August 31, 2000) and 0.20% thereafter through December 31, 2000. Without any further waivers or reductions, each Fund's advisory fees will be as follows, effective January 1, 2001: Intermediate Government Bond Fund, 0.50%; Short Term Bond Fund, 0.55%; Growth & Income Fund, 0.75%; Balanced Fund, 0.80%; Tax-Exempt Bond Fund, 0.50%; and each Money Fund, 0.40%.


         Each Advisory Agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an Advisory Agreement must be approved (i) by vote of a majority of the outstanding voting securities of the relevant

Fund and (ii) by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, or by Union Planters upon ninety days' written notice, and terminates automatically in the event of its assignment. In addition, each Advisory Agreement will automatically terminate if the Trust or the Fund shall at any time be required by Union Planters to eliminate all reference to the word "LEADER" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Union Planters.

         Each Advisory Agreement provides that Union Planters shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Union Planters and its affiliates also provide investment advice to numerous other corporate and fiduciary clients. These other clients sometimes invest in securities in which the Funds also invest. If a Fund and such other clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the Trustees that the desirability of retaining Union Planters as adviser for the Funds outweighs the disadvantages, if any, which might result from these practices.

         During the last three fiscal years, each Fund paid the following amounts as investment advisory fees to Union Planters (including all amounts paid by the Fund to Magna Bank, N.A., which served as investment adviser to each Fund from inception through October 1998, when Magna Bank, N.A. merged with and into Union Planters), pursuant to the relevant Advisory Agreement:

                                       FISCAL   GROSS (BEFORE                                  NET (AFTER
                                    YEAR ENDED    VOLUNTARY                                    VOLUNTARY
             FUND                     AUG. 31     REDUCTION)           REDUCTION               REDUCTION)
LEADER Growth & Income Fund            1998        $596,301             $198,767                $397,534

                                       1999        $967,691             $322,563                $645,128

                                       2000        $[_____]             $[_____]                $[_____]

LEADER Intermediate Government         1998        $338,078             $67,615                 $270,463
Bond Fund
                                       1999        $387,178             $77,435                 $309,743

                                       2000        $[_____]             $[_____]                $[______]

LEADER Money Market Fund               1999        $96,163              $55,293                 $40,870

                                       2000        $[_____]             $[_____]                $[_____]
LEADER Tax-Exempt

Bond Fund                              2000        $[_____]             $[_____]                $[_____]


ADMINISTRATOR

         BISYS Fund Services, L.P., under an agreement with the Trust (the "Administration Agreement"), provides management and administrative services to the Funds, and, in general, supervises the operations of the Trust. BISYS, L.P. does not provide investment advisory services. As part of its duties, BISYS, L.P. provides office space, equipment and clerical personnel for managing and administering the affairs of the Trust. BISYS, L.P. supervises the provision of custodial, auditing, valuation, bookkeeping, legal, and dividend disbursing services and provides other management and administrative services. The Trust pays BISYS, L.P. a fee for its services to each Fund at the annual rate of 0.20% of the Trust's average daily net assets.

         For the fiscal year ended August 31, 2000, pursuant to the terms of the Administration Agreement, the Growth & Income Fund paid BISYS, L.P. $[_____], the Intermediate Government Bond Fund paid BISYS, L.P. $[_____], the Tax-Exempt Bond Fund paid BISYS, L.P. $[_____], the Money Market Fund paid BISYS, L.P. $[_____] (which is $[_____] less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17%). For the fiscal year ended August 31, 1999, pursuant to the terms of the Administration Agreement, the Growth & Income Fund paid BISYS, L.P. $257,852, the Intermediate Government Bond Fund paid BISYS, L.P. $154,873, and the Money Market Fund paid BISYS, L.P. $40,867 (which is $7,212 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17%). For the fiscal year ended August 31, 1998, pursuant to the terms of the Administration Agreement, the Growth & Income Fund paid BISYS, L.P. $158,698, and the Intermediate Government Bond Fund paid BISYS, L.P. $134,948. For the period June 2, 1997 (the date the Trust entered into this agreement with BISYS, L.P.) through August 31, 1997, pursuant to the terms of the Administration Agreement, the Growth & Income Fund paid BISYS, L.P. $29,572, and the Intermediate Government Bond Fund paid BISYS, L.P. $27,878. Prior to June 2, 1997, Ernst Asset Management Corporation ("EAMC") provided management and administrative services to the Funds. For the period September 1, 1996 through June 1, 1997, the Growth & Income Fund and the Intermediate Bond Fund paid EAMC $70,951 and $87,869, respectively.

ADMINISTRATIVE SERVICES PLAN (SWEEP SHARES ONLY)

         Sweep Shares of each Fund adopted an Administrative Services Plan (the "Service Plan"), effective as of September 1, 2000 as described in the Sweep Shares' Prospectus. This Statement contains additional information that may be of interest to investors.

         Continuance of the Service Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees that are not "interested persons" of the Funds. All material amendments to the Service Plan must be approved by the Trustees and the "disinterested" Trustees. The Service Plan may be amended to increase or otherwise change the costs Sweep Shares bear for services covered by the Service Plan without shareholder vote. The Service Plan may be terminated without penalty, at any time, by a majority of the disinterested Trustees. The Trust may compensate financial institutions that have entered into servicing agreements with the Trust pursuant to the Service Plan for providing a range of administrative support services to certain Fund shareholders that may also be customers of the financial institution.

DISTRIBUTION AND SERVICE (RULE 12b-1) PLAN (INVESTOR SHARES ONLY)

         Investor Shares of each Fund have adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"), as described in the Investor Shares' Prospectus. This Statement contains additional information that may be of interest to investors.

         Continuance of the Rule 12b-1 Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees that are not "interested persons" of the Funds and who have no direct or indirect interest in the Rule 12b-1 Plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to the Rule 12b-1 Plan must be likewise approved by the Trustees and the Qualified Trustees. The Rule 12b-1 Plan may not be amended in order to increase materially the costs which Investor Shares of the Funds may bear for distribution and service pursuant to such plan without also being approved by a majority of the outstanding voting securities of the Investor Shares of such

Fund. The Rule 12b-1 Plan automatically terminates in the event of its assignment and may be terminated without penalty, at any time, by a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Investor Shares of the relevant Fund. The Trust may compensate qualifying dealers (including for this purpose certain financial institutions) for sales of shares and the maintenance of shareholder accounts. As no Investor Shares were outstanding as of the date of this Prospectus, no amounts have been paid under the Rule 12b-1 Plan to date.

TRUST EXPENSES

         The Trust pays the compensation of its Trustees; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and Trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.


         Custodial Arrangements. Prior to September 22, 2000, The Fifth Third Bank, located at Fifth Third Center, Cincinnati, Ohio 45263, was the custodian for the Growth & Income Fund, Intermediate Government Bond Fund, Tax-Exempt Bond Fund and Money Market Fund. Union Planters succeeded The Fifth Third Bank as custodian for such Funds on September 22, 2000. Union Planters has served as the custodian for the Treasury Money Market Fund, Tax-Exempt Money Market Fund, Balanced Fund and Short Term Bond Fund since inception. As custodian, Union Planters holds in safekeeping securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, the custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Pursuant to an agreement with the Trust, the custodian receives compensation from each Fund for such services based upon a percentage of each Fund's average daily net assets.

         Independent Accountants. The Funds' independent accountants are [___________], [_____________________]. [_______________] conducts an annual audit of the Trust's financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation. Prior to October ___, 2000, [___________], [_________________], served as the Trust's independent accountants.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Transactions on U.S. stock exchanges and other agency transactions for the account of a Fund involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the Funds (except for the Growth & Income Fund and the Balanced Fund) will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, only the Growth & Income Fund and the Balanced Fund will ordinarily pay significant brokerage commissions with respect to securities transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934 (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Union Planters or its affiliates receive brokerage and research services and other similar services from many broker-dealers with which Union Planters places the Funds' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, newspapers, magazines, pricing services, quotation services, news services, timing services and personal computers utilized by Union Planters' or its affiliates' portfolio managers and analysts. Some of these services are of value to Union Planters and its affiliates in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds are not reduced because Union Planters and its affiliates receive these services, even though Union Planters might otherwise be required to purchase some of these services for cash.

         Union Planters places all orders for the purchase and sale of portfolio investments for the Funds. In doing so, Union Planters uses its best efforts to obtain for each Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Union Planters, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, Union Planters may cause each Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Union Planters or its affiliates an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker would have charged for effecting that transaction. Union Planters' authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Trust's Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Union Planters will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trust's Trustees may determine, Union Planters considers sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

         Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust, such as BISYS, may not serve as the Funds' dealer in connection with such transactions.

         During the fiscal years ended August 31, 1998, August 31, 1999, and the August 31, 2000, the Trust paid, on behalf of the Growth & Income Fund, $31,137, $51,122, and $[_____], respectively, in brokerage commissions. No such commissions were paid to the Trust.

                            DESCRIPTION OF THE TRUST

         The Trust, registered as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated April 28, 1994. The Trust is currently divided into eight separate series - one for each of the Growth & Income Fund, the Balanced Fund, the Intermediate Government Bond Fund, the Tax-Exempt Bond Fund, the Short Term Bond Fund, the Money Market Fund, the Treasury Money Market Fund, and the Tax-Exempt Money Market Fund.

SERIES AND CLASSES OF SHARES

         The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares, in multiple series. Each Fund represents a separate series of shares. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Although the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of more than one Fund.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. The Trustees have designated and authorized the issuance of three different classes of shares for each Money Fund--"Institutional Shares" (formerly "Class A Shares"), "Investor Shares" and "Sweep Shares." The Trustees have designated and authorized the issuance of two classes of shares for each of the other Funds of the Trust--"Institutional Shares" (formerly "Class A Shares"), and "Investor Shares." The Trust may at a future date offer different classes of shares of each Fund with different sales charge arrangements. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (a new "Fund").

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by a vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders.

VOTING RIGHTS

         As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

         The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule l8f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the Advisory Agreement relating to that series.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the relevant Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

RECORD AND BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES

         The table below shows the percentage of shares that were owned of record by Union Planters as of December ___, 2000; all of such shares were held for the benefit of accounts for which Union Planters acts as Trustee or custodian. Owners of 25% or more of the outstanding shares of a Fund may be presumed to "control" that Fund, as that term is defined under the 1940 Act.

LEADER Growth & Income Fund            [___]%
LEADER Balanced Fund                   [___]%
LEADER Intermediate Government         [___]%
Bond Fund
LEADER Tax-Exempt                      [___]%
Bond Fund
LEADER Short Term                      [___]%
Bond Fund
LEADER Money Market Fund               [___]%
LEADER Treasury Money                  [___]%
Market Fund
LEADER Tax-Exempt                      [___]%
Money Market Fund

         The following chart sets forth the names, addresses and percentage ownership of those shareholders known to the Trust as owning beneficially 5% or more of the outstanding Institutional Class Shares of any Fund as of [INSERT DATE]:


                                         Name and Address                                             %
               Fund                      of Beneficial Owner                                      Ownership
               ----                      -------------------                                      ---------
LEADER Growth & Income Fund -            ISTCO A Partnership                                      [96.86]%
Investor Shares                          P.O. Box 523
                                         Belleville, IL 62222-0523

LEADER Balanced Fund- Investor           ISTCO A Partnership                                       [____]%
Shares                                   P.O. Box 523
                                         Belleville, IL 62222-0523

LEADER Intermediate Government           ISTCO A Partnership                                      [99.60]%
Bond Fund - Investor Shares s            P.O. Box 523
                                         Belleville, IL 62222-0523

LEADER Money Market Fund -               ISTCO A Partnership                                      [92.98]%
Investor Shares                          P.O. Box 523
                                         Belleville, IL 62222-0523

LEADER Tax-Exempt Bond Fund -            ISTCO A Partnership                                      [97.45]%
Investor Shares                          P.O. Box 523
                                         Belleville, IL 62222-0523

                                         Name and Address                                             %
               Fund                      of Beneficial Owner                                      Ownership
               ----                      -------------------                                      ---------
LEADER Growth & Income Fund -            ISTCO A Partnership                                      [96.86]%
Sweep Shares                             P.O. Box 523
                                         Belleville, IL 62222-0523


LEADER Balanced Fund- Sweep              ISTCO A Partnership                                       [____]%
Shares                                   P.O. Box 523
                                         Belleville, IL 62222-0523

LEADER Intermediate Government          ISTCO A Partnership                                       [99.60]%
Bond Fund - Sweep Shares                P.O. Box 523
                                        Belleville, IL 62222-0523

LEADER Money Market Fund -              ISTCO A Partnership                                       [92.98]%
Sweep Shares                            P.O. Box 523
                                        Belleville, IL 62222-0523

LEADER Tax-Exempt Bond Fund -           ISTCO A Partnership                                       [97.45]%
Sweep Shares                            P.O. Box 523
                                        Belleville, IL 62222-0523




                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

All Funds
---------

         The net asset value of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made by BISYS, L.P. as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of that Fund's shares might be materially affected. The New York Stock Exchange is expected to be closed on the following weekdays:
Thanksgiving Day, Christmas Day, New Year's Day, President's Day, Good Friday, Martin Luther King, Jr. Day, Memorial Day, Independence Day and Labor Day. The Money Funds will also be closed on Columbus Day and Veterans' Day.

All Funds (except for the Money Funds)
--------------------------------------

         Equity securities listed on an established securities exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships between securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

Money Funds
-----------

         Under normal market conditions, each of the Money Funds values its portfolio securities at "amortized cost." Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at the maturity date the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of the Fund may at times be more or less than their market value.

         By using amortized cost valuation, each of the Money Funds seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value. It is believed that any difference will normally be minimal. The Trustees monitor quarterly the deviation between each Fund's net asset value per share as determined by using available market quotations and its amortized cost price per share. Union Planters makes such comparisons at least weekly and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for a Fund, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of such Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that a given Money Fund will be able to maintain its net asset value at $1.00.

                              SHAREHOLDER SERVICES

Please see the Prospectus under "Shareholder Information" for additional information regarding services offered by the Funds.

OPEN ACCOUNTS

         A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by BISYS, Inc., the shareholder servicing agent for the Trust. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year, BISYS, Inc. will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

         The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

         The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

SYSTEMATIC WITHDRAWAL PLAN - INVESTOR SHARES ONLY

         A Systematic Withdrawal Plan, referred to in the Prospectus under "Shareholder Information," provides for monthly, quarterly, semiannual or annual withdrawal payments of $50 or more ($100 or more in the case of the Money Funds) from the account of a shareholder provided that the account has a value of at least $5,000 ($10,000 in the case of the Money Funds) at the time the plan is established.

         Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

         Since withdrawal payments represent proceeds from the liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a

Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

CHECK WRITING (INVESTOR SHARES OF MONEY FUNDS ONLY)

         A Money Fund Investor Share shareholder may select the check writing option by completing the relevant section of the application, the signature card and the other related materials included in or attached to the application. Existing shareholders may add check writing to an existing account by contacting BISYS at 1-800-219-4182 to receive the application and related materials. The relevant Fund will send you checks drawn on The Huntington Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $250 or more, except that qualified corporate retirement plans and certain other corporate accounts may write checks for any amount. A minimum account balance, as disclosed in the Prospectus from time to time, may also apply.

         If you use withdrawal checks, you will be subject to The Huntington Bank's rules governing checking accounts. The Money Funds, Union Planters, BISYS and their respective affiliates are in no way responsible for any check writing account established with The Huntington Bank.

         A shareholder may not close its Money Fund account by withdrawal check, because the exact balance of the shareholder's account will not be known until after the check is received by The Huntington Bank.

AUTOMATIC INVESTMENT

         The Trust has an automatic investment plan. A shareholder may authorize automatic monthly transfers of $50 or more from its bank checking or savings account to purchase shares of the Fund (or any other fund of the Trust).

         For an initial investment, shareholders should indicate that they would like to begin an automatic investment plan in the appropriate section of the application. Please indicate the amount of the monthly investment and enclose a check marked "Void" or a deposit slip from your bank account.

         To add the automatic investment plan option to an existing account, please call BISYS at 1-800-219-4182 for an application.

                                   REDEMPTIONS

         The procedures for redemption of Fund shares are summarized in the Prospectus under "Shareholder Information."

         Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. The circumstances under which a signature guarantee will be required are described in the Prospectus.

         If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to BISYS at (800) 219-4182. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (up to $10.00) is deducted.

         In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from BISYS, Inc. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to BISYS, Inc. a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, BISYS, Inc. and Union Planters are not responsible for the authenticity of withdrawal instructions received by telephone where reasonable procedures are followed to verify that telephone instructions are correct.

         The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BISYS, Inc. in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than 10 days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared, which may take up to 10 business days from the purchase date.

         Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule l8f-l under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period. In the event Fund shares are redeemed in kind, the Fund will attempt to distribute liquid securities.

         A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gains or loss. See "Income Dividends, Capital Gains Distributions and Tax Status."

          INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS

         It is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. Please refer to "Dividends and Distributions" in the Prospectus for information regarding the frequency with which each Fund declares and pays dividends.

         Income dividends and capital gains distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gains distributions, or both, in cash. The election may be made at any time by submitting a written request directly to BISYS, Inc. In order for a change to be in effect for any dividend or distribution, it must be received by BISYS, Inc. on or before the record date for such dividend or distribution.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock or securities;
(ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. Government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, with no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and which are engaged in the same, similar or related trades and businesses. To satisfy these conditions, the Funds may be limited in their ability to use certain investment techniques and may be required to liquidate assets to distribute income. Moreover, some investment techniques used by the Funds may change the character and amount of income recognized by the Funds. As a regulated investment company, each Fund will not be subject to federal income tax on income paid on a timely basis to its shareholders in the form of dividends or capital gain distributions.

         If a Fund does not qualify for taxation as a regulated investment company for any taxable year, such Fund's income will be subject to corporate income taxes imposed at the Fund level, and all distributions from earnings and profits, including distributions of net exempt-interest income and net capital gain (i.e., the excess, if any, of net long-term capital gain over net short-term capital loss), will be taxable to shareholders as ordinary income. In addition, in order to re-qualify for taxation as a regulated investment company, such Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" (as defined in the Code) over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

         Each of the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund will be qualified to pay "exempt-interest dividends" to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations, the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. Because Fund expenses attributable to earning tax-exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of the Fund's net tax-exempt and taxable income may be considered as paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion represents a return of the Fund's capital). Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after that basis has been reduced to zero, will constitute capital gains to such shareholder (assuming that such shareholder held its shares as a capital asset).

         If a shareholder incurs or continues indebtedness to purchase or carry shares of either of the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund, that portion of interest paid or accrued on such indebtedness that equals the total interest paid or accrued on the indebtedness, multiplied by the percentage of the relevant Fund's total distributions (not including distributions from net long-term capital gains) paid to such shareholder that are exempt-interest dividends, is not deductible for federal income tax purposes. The Internal Revenue Service may consider the purchase of shares to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

         Each shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends would retain the exclusion from tax if such shareholder were treated as a "substantial user" or a "related person", as those terms are defined in the Code, with respect to facilities financed through any of the tax-exempt obligations held by the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund. In addition, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund may have on the taxation of your benefits.

Shareholders of each Fund will be subject to federal income taxes on distributions made by each Fund, whether received in cash or additional shares of the Fund, as described herein and in the Prospectus. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Shareholders of each Fund will be subject to federal income taxes on distributions made by each Fund, whether received in cash or additional shares of the Fund, as described herein and in the Prospectus. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent, respectively). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. If a shareholder sells Tax-Exempt Bond Fund shares held for six months or less at a loss, the loss will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to the shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

         Dividends and distributions on a Fund's shares are generally subject to a federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         Generally a Fund may designate dividends eligible for the dividends-received deduction only to the extent that such dividends are derived from dividends paid to the Fund with respect to which the Fund could have taken the dividends-received deduction if it had been a regular corporation. The dividends-received deduction is not available to non-corporate shareholders, Subchapter S corporations or corporations who do not hold their shares for a least 46 days during the 90-day period beginning on the date that is 45 days before the ex-dividend date.

         Redemptions, sales and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Provided the shareholder holds the shares as a capital asset, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise, the gain on the redemption, sale or exchange of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as a long-term capital loss if the shares have been held for more than 12 months, and otherwise as short-term capital loss. No loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

         A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

         If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to such Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Such Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

         A Fund's investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, such Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate such Fund's recognition of ordinary income and may affect the timing or amount of such Fund's distributions.

         A Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

         Dividends and distributions also may be subject to state and local taxes. To the extent distributions consist of interest from securities of the U.S. Government and certain of its agencies and instrumentalities, they may be exempt from state and local income taxes. Interest from obligations that are merely guaranteed by the U.S. Government or one of its agencies generally is not entitled to this exemption. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

         The foregoing discussion relates solely to U.S. investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 31% United States withholding tax (or a reduced rate of withholding provided by treaty).

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

                             PERFORMANCE INFORMATION

         Each Fund may from time to time include its total return and/or yield in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Morningstar, Donoghue or Lipper Analytical Services as having the same investment objectives.

         Each Fund may make reference in its advertising and sales literature to awards, citations and honor bestowed on it or Union Planters by industry organizations and other observers and raters, including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the selection process, including, but not limited to, the scores and categories in which the Fund excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Fund competed for the award, honor or citation.

TOTAL RETURN. Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (or for such shorter periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent]= ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. Each Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

YIELD. Each Fund's yield, as it may appear in advertisements or written sales material, represents the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the "base period"). Current yield for the base period (for example, seven calendar days in the case of the Magna Money Market Fund) is calculated by dividing (i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 to determine the net income on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $1, in order to state the current yield as a percentage. Yield may also be calculated on a compound basis ("effective" or "compound" yield) which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period.

         Yield is calculated without regard to realized and unrealized gains and losses. A Fund's yield will vary depending on prevailing interest rates, operating expenses and the quality, maturity and type of instruments held in the Fund's portfolio. Consequently, no yield quotation should be considered as representative of what a Fund's yield may be for any future period. A Fund's yields are not guaranteed.

         Shareholders comparing Fund yield with that of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should consider such things as liquidity, minimum balance requirements, check writing privileges, the differences in the periods and methods used in the calculation of the yields being compared, and the impact of taxes on alternative types of investments.

         Yield information may be useful in reviewing a Fund's performance and providing a basis for comparison with other investment alternatives. However, unlike bank deposits, traditional corporate or municipal bonds or other investments which pay a fixed yield for a stated period of time, money market and tax exempt money market fund yields fluctuate.

         The table below sets forth the average annual total return of each Fund's Institutional Shares for the one year period ending August 31, 2000, and for the period from the commencement of the Funds' operations until August 31, 2000. Investor Shares and Sweep Shares commenced operations in September 2000, and therefore have not performance information as of the date of this Statement. Investor Shares and Sweep Shares bear higher annual fund operating expenses than Institutional Shares. As a result, total returns for Investor and Sweep Shares would have lower during each period shown. In addition, Investor Shares are subject to a sales load, payment of which would have further lowered performance as indicated below.

AVERAGE ANNUAL RETURN OF FUND SHARES FOR THE PERIODS LISTED

Assuming MAXIMUM sales load (applicable to Investor Shares only):
--------------------------------------------------------------------------------

                                             Total Return                Total Return              Total Return
FUND                                         (One Year)                  (Three Year)           (Since Inception)
-------------------------------------------------------------------------------------------------------------
LEADER Growth & Income Fund                   [      ]%                    [      ]%                [      ]%
(commencement of operations:
September 1, 1994)
(maximum load:  5.50%)
-------------------------------------------------------------------------------------------------------------
LEADER Intermediate Government                [      ]%                    [      ]%               [      ]%
Bond Fund (commencement of
operations: September 1, 1994)
(maximum load:  4.75%)
-------------------------------------------------------------------------------------------------------------
Assuming NO sales load (0.00%):
-------------------------------------------------------------------------------------------------------------

                                             Total Return           Total Return                    Total Return
FUND                                          (One Year)            (Three Year)               (Since Inception)
-------------------------------------------------------------------------------------------------------------
LEADER Growth & Income Fund                   [      ]%                    [      ]%                 [      ]%
(commencement of operations:
September 1, 1994)
-------------------------------------------------------------------------------------------------------------
LEADER Intermediate Government                [      ]%                    [      ]%                 [      ]%
Bond Fund (commencement of
operations: September 1, 1994)
-------------------------------------------------------------------------------------------------------------


YIELD FOR LEADER MONEY MARKET FUND

           The table below sets forth the LEADER Money Market Fund's yield and total effective yield, in each case based on the seven days ended August 31, 2000:

Magna Money Market Fund                  Yield            Effective Yield
                                         -----            ---------------
                                       [      ]%              [      ]%

                                   APPENDIX A

                     DESCRIPTION OF CERTAIN FUND INVESTMENTS

         Obligations Backed by Full Faith and Credit of the U.S. Government -- are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration.

         Other U.S. Government Obligations -- are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

         Repurchase Agreements -- are agreements by which the Fund purchases a security (usually a U.S. Government Obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

         Certificates of Deposit -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Bankers' Acceptances -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

         Yankee dollar Obligations -- obligations of U.S. branches of foreign banks.

         Commercial Obligations -- include bonds and notes issued by corporations in order to finance longer-term credit needs. (See Appendix B.)

                                                                      APPENDIX B

                     DESCRIPTION OF BOND RATINGS ASSIGNED BY
                        STANDARD & POOR'S CORPORATION AND
                         MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S CORPORATION

Corporate Bonds
---------------

                                       AAA

         This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                       AA

         Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                        A

         Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                       BBB

         Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher-rated categories.

                                 BB, B, CCC, CC

         Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper
----------------

         Commercial paper rated A-1 by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. Their reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted "A-1+."

                                        C

         The rating C is reserved for income bonds on which no interest is being paid.

                                        D

         Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

Corporate Bonds
---------------

                                       Aaa

         Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

         Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

         Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                       Baa

         Bonds that are rated Baa are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                       Ba

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest

                                       Ca

         Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

         Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1.   An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

Commercial Paper
----------------

         The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

                               LEADER MUTUAL FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                           INSTITUTIONAL CLASS SHARES

                                 JANUARY 1, 2001

         This Statement of Additional Information (this "Statement of Additional Information" or this "Statement") is not a prospectus. This Statement of Additional Information relates to the LEADER Mutual Funds (the "Trust") Prospectus (Institutional Class Shares), dated January 1, 2001(the "Prospectus"), and should be read in conjunction therewith. The contents of the Prospectus are hereby incorporated into this Statement of Additional Information. A copy of the Prospectus may be obtained free of charge by writing to LEADER Mutual Funds, P.O. Box 182754, Columbus, OH 43218-2784, or calling
(800) 219-4182.

         The Trust's audited financial statements for the fiscal year ended August 31, 2000 included in the Trust's Annual Report are hereby incorporated into this Statement of Additional Information. Copies of the Trust's Annual Report are available without charge upon request from LEADER Mutual Funds, P.O. Box 182754, Columbus, Ohio 43218-2754, or by calling (800) 219-4182.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS..................................................................1

INVESTMENT RESTRICTIONS...........................................................................................7

ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS..............................................13

MANAGEMENT OF THE TRUST..........................................................................................29

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................33

PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................37

DESCRIPTION OF THE TRUST.........................................................................................39

RECORD AND BENEFICIAL OWNERS OF 5% OR
         MORE OF THE FUND'S SHARES...............................................................................42

NET ASSET VALUE AND PUBLIC OFFERING PRICE........................................................................44

SHAREHOLDER SERVICES.............................................................................................46

REDEMPTIONS......................................................................................................46

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS.....................................................48

PERFORMANCE INFORMATION..........................................................................................53

APPENDIX A......................................................................................................A-1

DESCRIPTION OF CERTAIN FUND INVESTMENTS.........................................................................A-1

APPENDIX B......................................................................................................B-1

DESCRIPTION OF BOND RATINGS ....................................................................................B-1

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

         The investment objective and policies of each Fund (a "Fund") of LEADER Mutual Funds are summarized in the Trust's Prospectus. The investment policies set forth in the Prospectus and in this Statement of Additional Information may be changed by Union Planters Bank, National Association ("Union Planters"), the Funds' adviser, subject to review and approval by the Board of Trustees of the Trust (the "Board of Trustees"), without shareholder approval, except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which 50% or more of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The investment objectives of each of the Growth & Income Fund and Intermediate Government Bond Fund are fundamental.

         There is no assurance that any Fund will achieve its investment objective. The Funds are permitted to invest in a variety of different securities and instruments, subject to the policies and limitations set forth in the Prospectus and this Statement of Additional Information. The Funds are not required, however, to use all of the different investment instruments and techniques described in the Prospectus or this Statement of Additional Information. At any particular time, each Fund's assets will consist of investments that Union Planters believes are appropriate for that Fund under the market and economic conditions in effect at that time, consistent with the Fund's investment objectives and policies.

Growth & Income Fund
--------------------

         As described in the Prospectus, the investment objective of the Growth & Income Fund is to seek long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends (or interest, in the case of certain convertible securities). Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Fund may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income. The Fund may invest a portion of its assets in securities of foreign issuers traded in U.S. securities markets, which may subject it to special risks. The Fund allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

         In addition, the Fund may invest up to 10% of its total assets in debt obligations with maturities of longer than one year at the time of purchase, including U.S. Government Securities (as defined below in the Section entitled "U.S. Government Securities"), high grade bonds and notes of non-governmental issuers and other fixed income securities generally suitable for investment by the Intermediate Government Bond Fund. The Fund may also invest in repurchase agreements, and may engage in options transactions for hedging purposes.

Balanced Fund
-------------

         As described in the Prospectus, the investment objective of the Balanced Fund is to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. The Fund invests in a combination of equity securities (such as stocks), fixed income securities (such as bonds) and money market instruments in relative proportions that Union Planters believes will offer attractive returns consistent with the Fund's objectives. Under normal market conditions, the Fund invests at least 25% of its total assets in fixed income securities and no more than 75% of its total assets in equity securities. The allocation of assets will vary with market conditions that may make equity securities, fixed income securities or money market instruments more or less attractive.

         The Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities.

         The Fund's investment in fixed income securities will consist mainly of investment-grade bonds, but the Fund may invest in any kind of debt security issued by private corporations or the U.S. Government. With respect to its investment in bonds, the Fund will invest primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (that is, rated Aaa, Aa, A or Baa by Moody's Investors Services, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poors Rating Service ("Standard & Poor's") or Fitch Investors Service, Inc."("Fitch")) or unrated issues deemed by Union Planters to be of comparable quality.

         If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intent to hold more than 10% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

         Because the Balanced Fund invests in a combination of stocks and bonds, this Fund may invest in any of the types of securities in which either the Growth & Income Fund (as described above) or the Intermediate Government Bond Fund (as described below) may invest

Intermediate Government Bond Fund
---------------------------------

         As described in the Prospectus, the investment objective of the Intermediate Government Bond Fund is to achieve current income consistent with preservation of capital. The Fund pursues this objective by investing in a portfolio consisting primarily of U.S. Government Securities, and high grade bonds and notes of non-governmental issuers. Under normal circumstances, the Fund will invest at least 65% of its total assets in U.S. Government Securities, which include all securities issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Repurchase agreements that are fully collateralized by U.S. Government Securities will be treated as U.S. Government Securities for the purpose of this 65% test. U.S. Government Securities include certain mortgage-backed securities. The Fund seeks to maintain a dollar-weighted average portfolio maturity of between three and ten years, but may purchase individual securities with longer or shorter maturities. For purposes of computing average maturity, (1) securities that are subject to call, refund or redemption will be treated as maturing on the ultimate maturity date unless Union Planters believes it is probable that the issuer of the security will take advantage of the call, refund or redemption provision (in which case the date of such probable call, refund or redemption will be treated as the maturity date), (2) new issues by the Government National Mortgage Association ("GNMA") or the Federal National Mortgage Association ("FNMA"), which typically have a 30-year stated maturity, will be treated as having a 12-year maturity unless Union Planters believes, based on publicly available information from a nationally recognized source, that the issue will have a longer or shorter average life, and (3) certain nominally long-term securities will be deemed to have a shorter-maturity because of the existence of a demand feature exercisable by the Fund prior to the stated maturity.

         The securities in which the Fund invests include, but are not limited to:

X direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;

X obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") or the Tennessee Valley Authority;

X corporate debt obligations having floating or fixed rates of interest and rated in one of the three highest categories by an NRSRO (that is, rated Aaa, Aa or A by Moody's or AAA, AA or A by Standard & Poor's or Fitch or which are not rated but are of comparable quality in the judgment of Union Planters;

X asset-backed securities rated A or higher by an NRSRO, which may include, but are not limited to, interests in pools of receivables such as motor vehicle installment purchase obligations and credit card receivables;

X        mortgage-backed securities;

X        collateralized mortgage obligations; and

X        repurchase agreements collateralized by eligible investments.

If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

         The Fund may also engage in options transactions for hedging purposes.

Tax-Exempt Bond Fund
--------------------

         As noted in the Prospectus, the Fund normally invests at least 80% of its total assets in obligations producing income exempt from federal income taxation, including municipal bonds, note and commercial paper issued by states and other local government that are exempt from federal taxes. For additional information on the Fund's investment in tax-exempt securities, see the Section below entitled "Tax-exempt Securities".

         The Tax-Exempt Bond Fund may also invest in any of the securities and other instruments described above with respect to the Intermediate Government Bond Fund, including municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes as well as U.S. Government Securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax). As a result, a portion of the income earned by the Tax-Exempt Bond Fund may not be exempt from federal income taxation when distributed to shareholders.

Short Term Bond Fund
--------------------


         As described in the Prospectus, the Short Term Bond Fund seeks to provide a high level of current income consistent with the preservation of capital. The Fund invests primarily in investment-grade bonds (that is, those rated at least Baa or BBB, or determined by Union Planters to be of comparable quality). The types of securities that the Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities, as well as any other securities in which the Intermediate Government Bond Fund may invest (as described above). The Fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.


         If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intent to hold more than 10% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

Money Market Fund, Treasury Money Market Fund and Tax-Exempt Money Market Fund
------------------------------------------------------------------------------
(each a "Money Fund" and collectively, the "Money Funds")
---------------------------------------------------------

         Each Money Fund will invest only in securities that Union Planters, acting under guidelines established by the Board of Trustees, has determined are of high quality and present minimal credit risk. For a description of certain money market instruments in which the Money Funds may invest, and the related descriptions of the ratings of Standard & Poor's and Moody's, see Appendices A and B to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities. For additional information on the Tax-Exempt Money Market Fund's investment in tax-exempt securities, see the Section below entitled "Tax-exempt Securities".

         As described in the Prospectus, the Money Market Fund's investments may include certain U.S. dollar-denominated obligations of foreign banks or of foreign branches and subsidiaries of U.S. banks, which may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when Union Planters believes the risks are minimal.

         Considerations of liquidity, safety and preservation of capital may preclude the Money Funds from investing in money market instruments paying the highest available yield at a particular time. Each Money Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Money Fund may also invest to take advantage of what are believed to be temporary disparities in the yields of the different segments of the high quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Money Funds, may result in frequent changes in each Money Fund's portfolio. There are usually no brokerage commissions as such paid by the Money Funds in connection with the purchase of securities of the type in which each Money Fund invests.

         As described in the Prospectus, all of the investments of each of the Money Funds will, at the time of investment, have remaining maturities of 397 days or less. The average maturity of the each of the Money Fund's portfolio securities based on dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security by a Money Fund results in a dollar-weighted average portfolio maturity for such Fund in excess of 90 days, the Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments that are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of (i) the period remaining until the next readjustment of the interest rate and (ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. Government Securities, are treated as having a maturity of one day.

         The value of the securities held by the Money Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security was held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of a Money Fund's shares could require the sale of portfolio investments at a time when a sale might not be desirable.

         After purchase by a Money Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such a Fund. Neither event will necessarily require a sale of such security by such a Fund. However, such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or Standard & Poor's (or another NRSRO approved by the Securities and Exchange Commission (the "SEC")) may change as a result of changes in such organizations or their rating systems, each Fund will, in accordance with standards approved by the Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus. For additional information regarding certain of the Tax-Exempt Money Market Fund's investments, see "Tax-exempt Securities" in this Statement.

                             INVESTMENT RESTRICTIONS

Investment Restrictions - All Funds except the Money Funds
----------------------------------------------------------

         In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of each Fund other than a Money Fund (and those marked with an asterisk are fundamental policies of each Fund):

         Each such Fund will not:

                  (1) Invest in companies for the purpose of exercising control or management.

                  *(2) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

                  *(3) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

                  *(4) Make loans. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or of a type commonly purchased by financial institutions, is considered the making of a loan.)

                  (5) Except for the Tax-Exempt Bond Fund, purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

                  (6) Invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations.

                  (7) Except for the Tax-Exempt Bond Fund, acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

                  (8) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction. (Under the Investment Company Act of 1940 (the "1940 Act"), each Fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value); or (c) own more than 3% of the outstanding voting stock of any one investment company.)

                  (9) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by restriction (12) below. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

                  (10) Purchase or retain securities of an issuer if officers and trustees of the Trust and officers and directors of its investment adviser who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities.

                  *(11) Purchase any security (other than U.S. Government Securities) if, as a result, 25% or more of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

                  *(12) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

                  *(13) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

                  (14) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Union Planters or its affiliates or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

                  (15) Purchase any illiquid security if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities; provided, however, that no more than 10% of the Fund's total assets may be invested in the aggregate in (1) restricted securities, (2) securities of companies that (with predecessor companies) have a record of less than three years of continuous operations and (3) securities that are not readily marketable.

                    (16) Write or purchase puts, calls or combinations of both except that each Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) write, purchase and sell put and call options on securities, securities indices or futures contracts and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

                  *(17) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (9) above; any borrowing permitted by restriction (12) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

         Each Fund intends, based on the views of the staff of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to 15% of such Fund's net assets.

         Although authorized to invest in restricted securities, each Fund, as a matter of non- fundamental operating policy, currently does not intend to invest in such securities in the coming year. Although authorized to make short sales subject to the condition specified in restriction (13) above, each Fund as a matter of non-fundamental operating policy currently does not intend to make such short sales in the coming year. Although authorized under restriction (16) above to write, purchase and sell put and call options on currencies and to enter into currency forward contracts, each Fund, as a matter of non-fundamental operating policy, currently does not intend to do so in the coming year.

Investment Restrictions - The Money Funds
-----------------------------------------

         The following is a list of the Money Funds' investment restrictions. The restrictions set forth in the numbered paragraphs marked with an asterisk are fundamental policies and, accordingly, will not be changed by a Money Fund without the consent of the holders of a majority of the outstanding voting securities of such Fund.

         Each Money Fund will not:

         (1) Purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves.

         *(2) Purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

         *(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales.

         (4) Acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities.

         *(5) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment), in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower.

         (6) Pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost).

         *(7) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its objective and investment policies. This restriction does not apply to repurchase agreements.

         *(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contractors or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts.

         *(9) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

         (10) Make investments for the purpose of exercising control or management.

         (11) Participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Union Planters to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities).

         (12) Write or purchase puts, calls or combinations thereof; except that the Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, and (2) write, purchase and sell put and call options on securities, securities indices, futures contracts and currencies.

         *(13) Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variational margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

         A Money Fund will not purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid.

         The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Money Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.

         Except as otherwise stated, all percentage limitations set forth in this Statement of Additional Information and/or the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

         Each Fund is a "diversified" fund as such term is defined under the 1940 Act. This means that it is a fundamental policy of each Fund, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. The Money Funds are subject to additional diversification requirements pursuant to Rule 2a-7 under the 1940 Act.

                        ADDITIONAL INFORMATION REGARDING
                       FUND INVESTMENTS AND RELATED RISKS

U.S. GOVERNMENT SECURITIES

   As described in the Prospectus, each Fund may invest in U.S. Government Securities. The term "U.S. Government Securities" includes direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, the GNMA, the FHLMC, the FNMA, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.

         - U.S. Treasury Bills--Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

         - U.S. Treasury Notes and Bonds--Direct obligations of the United States Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.
                  S. Government.

         - "Ginnie Maes"--Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

         - "Fannie Maes"--The FNMA is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         - "Freddie Macs"--The FHLMC is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent interests in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U. S. Government.

         As described in the Prospectus, U.S. Government Securities do not involve the credit risks associated with investments in other types of fixed income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed income securities. Like other fixed income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

TAX-EXEMPT SECURITIES

         As used in this Statement, the term "tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the appropriate state's personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

         Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

         In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

         The Tax-Exempt Money Market Fund may invest in tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities will be exempt from federal income tax to the same extent as interest on the tax-exempt securities. The Tax-Exempt Money Market Fund may also invest in tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Tax-Exempt Money Market Fund in connection with the arrangement. The Tax-Exempt Money Market Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on tax-exempt securities in which it holds such participation interests is exempt from federal income tax.

         When a Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

         The yields on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by a Fund, an issue of tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by such Fund. Neither event will require the elimination of an investment from the Fund's portfolio, but Union Planters will consider such an event in its determination of whether the Fund should continue to hold an investment in its portfolio.

WHEN-ISSUED SECURITIES

         Each Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

CONVERTIBLE SECURITIES

         The Growth & Income Fund and the Balanced Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security will normally also provide a fixed income stream. For this reason, a convertible security may not decline in price as rapidly as the underlying common stock.

         Union Planters will select convertible securities to be purchased by the Growth & Income Fund and the Balanced Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Neither the Growth & Income Fund nor the Balanced Fund will generally purchase any convertible security that is rated below BBB by Standard & Poor's or Baa by Moody's (or that is unrated but determined by Union Planters to be comparable in quality to securities rated below BBB or Baa), if as a result of such purchase more than 5% of such Fund's total assets would be invested in such securities. Securities rated BBB or Baa or lower (and comparable unrated securities) have speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer of these securities to make principal and interest payments than is the case with higher quality securities.

ZERO COUPON BONDS

         The Intermediate Government Bond Fund, the Tax-Exempt Bond Fund and the Short Term Bond Fund may each invest in zero coupon bonds. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy a requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement. The Funds will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

LOANS OF PORTFOLIO SECURITIES

         Each Fund may lend its portfolio securities to broker-dealers under contracts calling for cash or eligible liquid securities as collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds, subject to the investment restrictions listed above. Any voting rights, or rights to consent, relating to securities loaned pass to the borrowers. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans. If the borrower of the security does not redeliver the loaned securities as required by the terms of the loan, the Fund has rights to sell the collateral. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the collateral while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

OPTIONS

         Each Fund may engage in options transactions for hedging purposes.

         An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange. The Funds may engage in both types of options.

         If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

         The successful use of options depends in part on the ability of Union Planters to forecast correctly the direction and extent of interest rate or stock price movements within a given time frame. To the extent interest rates or stock prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or stock prices move during the period that the Fund holds options positions, the Fund will pay the cost of acquiring those positions (brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

         An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While each Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, a Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of exchange-listed options by the Options Clearing Corporation or other clearing organization.

         The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of each Fund's investment restriction prohibiting it from investing more than 15% of its net assets in illiquid securities. The Funds intend to comply with this position.

FUTURES AND RELATED OPTIONS TRANSACTIONS

         A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without actually delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

         Each Fund (except for the Money Funds) may buy or sell futures contracts relating to U.S. Government Securities, and may buy or sell options on such futures contracts. In addition, the Growth & Income Fund and the Balanced Fund may buy or sell futures contracts relating to stock indexes, and may buy or sell options on such futures contracts.

         These Funds may use futures contracts to "hedge" against the adverse effects of broad movements in the securities markets or changes in the value of specific securities. For example, to protect against the fall in the value of its investments in long-term debt securities that would result from an increase in interest rates, the Intermediate Government Bond Fund might sell futures contracts with respect to U.S. Government Securities. Then if interest rates do rise and the value of the securities declines, the value of the futures contracts should increase. Likewise, if the Intermediate Government Bond Fund holds cash reserves and short-term investments and Union Planters expects interest rates to fall, the Fund might purchase futures contracts on U.S. Government Securities. If, as expected, the market value both of long-term debt securities and futures contracts with respect thereto increases, the Fund would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. The Growth & Income Fund and the Balanced Fund could make similar use of stock index futures, to hedge against broad movements in stock market values.

         Options on futures contracts may also be used for hedging. For example, if the value of the Intermediate Government Bond Fund's portfolio securities is expected to decline as a result of an increase in interest rates, the Fund might purchase put options on futures contracts rather than selling futures contracts. Similarly, to hedge against an anticipated increase in the price of long-term debt securities, the Fund might purchase call options as a substitute for the purchase of futures contracts.

         When a Fund enters into a futures contract, it is required to deposit with the broker as "initial margin" an amount of cash or short-term U.S. Government Securities equal to approximately 5% of the contract amount. That amount is adjusted by payments to or from the broker ("variation margin") as the value of the contract changes. The Funds will not purchase or sell futures contracts or related options if as a result a Fund's initial margin deposits plus premiums paid for outstanding related options would be greater than 5% of such Fund's total assets. Further information concerning futures contracts and options on futures contracts is set forth below.

         Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of commodity or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying commodity or financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges--known as "contract markets"-- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, it realizes a loss.

         The purchase of (that is, assuming a long position in) or sale of (that is, assuming a short position in) a futures contract differs from the purchase or sale of a security or an option, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

         Each Fund (except for the Money Funds) may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities. Each such Fund may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline could be reduced without employing futures as a hedge by selling long-term debt securities or equity securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce a Fund's average yield (with respect to futures on debt securities) as a result of the shortening of maturities. The sale of futures contracts provides an alternative means of hedging a Fund against a decline in the value of its investments in debt or equity securities. As such values decline, the value of a Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the securities that are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of debt or equity securities. Employing futures as a hedge may also permit a Fund to assume a defensive posture without reducing its yield on its investments.

         Stock Index Futures. A stock index assigns relative values to the common stocks included in the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

         The Growth & Income Fund and the Balanced Fund may engage in transactions in stock index futures contracts only for hedging purposes. Examples of the use of such contracts for hedging purposes include (1) the sale of a futures contract to offset possible declines in the value of securities the Fund owns and (2) the purchase of a futures contract when the Fund holds cash and seeks to protect against the possibility that the equity markets will rise before the Fund has had the opportunity to invest the cash in equity securities. As discussed below under "Risk Factors in Options and Futures Transactions," the Fund will generally not own (or intend to own) all of the securities in the index that is the subject of the futures contract. Thus, hedging through stock index futures involves significant "correlation risk."

         Call Options on Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities or index, it may be more or less risky than ownership of the futures contract or underlying securities. As with the purchase of a futures contract, the Funds may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

         Put Options on Futures Contracts. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. The Funds may purchase put options on futures contracts to hedge against the risk of rising interest rates or declines in stock market prices. The Funds may purchase put options on futures contracts for the same reasons as they would sell futures contracts.

LIMITATIONS ON THE USE OF OPTIONS AND FUTURES PORTFOLIO STRATEGIES

         The Funds will not "over-hedge;" that is, no Fund will maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts.

         A Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations, CFTC rules and transaction costs.

RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS

         Options Transactions. An exchange-traded option may be closed out only on a national securities exchange (an "Exchange"), which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to realize any profit. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Trust, Union Planters and its affiliates and their other clients may be considered to be such a group. These position limits may restrict the Funds' ability to purchase or sell options on a particular security.

         Futures Transactions. Investment by a Fund in futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged security is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of a futures contract approaches.

         Futures contracts or options thereon may be used to hedge against a possible increase in the price of securities that a Fund anticipates purchasing. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures contract or option that is not offset by a reduction in the price of securities purchased.

         The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

         The successful use of transactions in futures and related options also depends on the ability of Union Planters to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates or stock index levels remain stable during the period in which a futures contract or related option is held by a Fund or such rates or index levels move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

         The Intermediate Government Bond Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Short Term Bond Fund and the Money Funds may invest in various types of asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different classes of debt securities, with some classes entitled to receive regular installments of principal and interest, other classes entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other classes entitled to receive payments of principal and accrued interest only at maturity or upon specified call dates. Different classes of securities will bear different interest rates, which may be fixed or floating. Certain classes may be entitled to receive only interest, or only principal; the value of these classes may fluctuate dramatically during periods when market interest rates are changing.

         Because the loans held in an asset pool often may be prepaid without penalty or premium (with prepayments passed through to the holders of the asset-backed securities), asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. For example, prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations ("CMOs") (see below), prepayments may be allocated to one class of securities ahead of other classes, in order to reduce the risk of prepayment for the other classes. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by a Fund, which would be taxed as ordinary income when distributed to shareholders.

         CMOs are bonds issued by single purpose finance subsidiaries or trusts established by financial institutions, government agencies, brokerage firms or companies related to the construction industry. CMOs purchased by the Fund may be:

         - collateralized by pools of mortgages in which every mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

         - collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer of the CMO and such guarantee is collateralized by government securities; or

         - securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

         No Fund will invest more than 25% of its total assets in CMOs.

         A Fund may invest in non-mortgage related asset-backed securities, including interests in pools of receivables, such as credit card or other accounts receivable, student loans or motor vehicle and other installment purchase obligations and leases. The securities, which are generally issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to collateralized mortgage obligations and mortgage pass-through securities. Like mortgage-backed securities, other asset-backed securities are typically subject to substantial prepayment risk.

         Many mortgage-backed securities are issued or guaranteed by a U.S. Government agency or instrumentality, such as GNMA, FNMA or FHLMC; they are treated as U.S. Government Securities for purposes of the Intermediate Government Bond Fund's policy of normally investing at least 65% of its total assets in U.S. Government Securities. For purposes of this policy, this Fund will not treat as a U.S. Government Security any mortgage or other asset-backed security that is not issued or guaranteed by a U.S. Government agency, authority or instrumentality (even if the underlying mortgages or other assets are Government-guaranteed). These non-U.S. Government mortgage-backed or other asset-backed securities will constitute less than 25% of the Intermediate Government Bond Fund's total assets, and together with any other assets that are not U.S. Government Securities will normally constitute less than 35% of the Fund's total assets.

         The credit characteristics of mortgage-backed and other asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities (other than those issued or guaranteed by a U.S. Government agency or instrumentality) depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

         Each Fund may invest up to 10% of its total assets in securities of other investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other operating expenses of that investment company, which are in addition to the management fees the Fund pays Union Planters and the Fund's other expenses.

         Pursuant to the terms of an exemptive order received by the Trust from the SEC, the Growth & Income Fund, the Balanced Fund, the Intermediate Government Bond Fund, the Tax-Exempt Bond Fund and the Short Term Bond Fund may each purchase and redeem shares of the Money Funds. Any such investments will result in Union Planters receiving management fees from both the investing Fund and the relevant Money Fund. Any such investments will also count toward the investing Fund's 10% limitation described above.

                             MANAGEMENT OF THE TRUST

The Trustees and officers of the Trust and their principal occupations during the past five years are as follows (an asterisk indicates a Trustee who is an "interested person" of the Trust as defined in the 1940 Act):



                                                                                           PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                   POSITION WITH THE TRUST                         DURING THE PAST FIVE YEARS
---------------------                   -----------------------                         --------------------------
Robert R. Archibald, Ph.D (51)          Trustee                                         President, Missouri
Missouri Historical Society                                                             Historical Society
P.O. Box 11940
St. Louis, MO  63112-0940

Earl E. Lazerson (68)                   Trustee                                         Director, National Stockyards;
5 Hidden Valley Lane                                                                    Director, AAA of Missouri;
Edwardsville, IL  62022                                                                 President (until 1993) and
                                                                                        Professor (until 1994), So.
                                                                                        Illinois University at Edwardsville

Brad L. Badgley* (48)                   Trustee                                         Attorney, Heiligenstein &
Heiligenstein & Badgley PC                                                              Badgley, PC; Director, Magna
30 Public Square                                                                        Trust Company (an affiliate of
Belleville, Illinois 62220                                                              Magna Bank, N.A., which merged
                                                                                        into Union Planters in 1998)
                                                                                        (until 1997); Director, Banc
                                                                                        Star One (1995 to present)

Robert E. Saur (56)                     Trustee                                         President and Owner, Conrad Properties
750 S. Hanley Street                                                                    Corp. (real estate); Director,
Clayton, MO 63105                                                                       Enterbank Holding Company

Harry R. Maier* (53)                    Trustee                                         Chief Executive Officer,
118 Sun Lake Dr.                                                                        Memorial Hospital
Belleville, IL 62221                                                                    Belleville, Illinois

Neil Seitz (56)                         Trustee                                         Dean, School of Business, Saint
School of Business                                                                      Louis University; Professor, Saint
Saint Louis University                                                                  Louis University (until 1993)
3674 Lindell Blvd.
St. Louis, MO 63108

Walter B. Grimm (55)                             President                 Senior Vice President, BISYS Fund
BISYS Fund Services                                                        Services, L.P. ("BISYS, L.P.");
3435 Stelzer Road                                                          President, Leigh Investments Consulting
Columbus, Ohio 43219                                                       (investments firm)

Charles L. Booth (40)                            Vice President            Vice President, BISYS
BISYS Fund Services                                                        Fund Services, Inc. ("BISYS, Inc.")
3435 Stelzer Road
Columbus, Ohio 43219

Gary Tenkman (30)                                Treasurer                 From April 1998 to present, employee of
3435 Stelzer Road                                                          BISYS, L.P.; from September 1990 to
Columbus, Ohio 43219                                                       April 1998, employee of Ernst & Young
                                                                           LLP

R. Jeffrey Young (36)                            Secretary                 Vice President, BISYS, Inc.
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

Alaina V. Metz (32)                              Assistant                 Chief Administrator, Administrative and
BISYS Fund Services                              Secretary                 Regulatory Services, BISYS, L.P.
3435 Stelzer Road
Columbus, Ohio 43219

Warren Leslie (38)                               Assistant                 From May 1995 to present, employee of
BISYS Fund Services                              Secretary                 BISYS, L.P.; from April 1988 to May
3435 Stelzer Road                                                          1995, employee of American Express
Columbus, Ohio 43219


-----------------------

* Trustee who is an "interested person" (as defined in the 1940 Act) of the Trust. Mr. Maier and Mr. Badgley are "interested persons" by reason of owning shares of Union Planters Corporation, the ultimate parent company of Union Planters.




         Previous positions of officers of the Trust during the past five years with BISYS, L.P. or its affiliates are omitted if not materially different from their current positions. Mr. Grimm was first elected by the Trustees to serve in the office noted above in January 1997. Ms. Metz and Mr. Booth were first elected by the Trustees to serve in the offices noted above in October 1997. Messrs.

Tenkman and Leslie were first elected by the Trustees to serve in offices noted in April 1999. Mr. Young was first elected by the Trustees to serve in the offices noted above in July 2000. Each officer of the Trust serves at the pleasure of the Trustees until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified.

         The Trust pays no compensation to its officers. Each Trustee is compensated at the rate of $5,000 per annum plus $500 for each meeting of the Trustees he or she attends. These costs are spread across all Funds of the Trust, and are allocated to each Fund pro rata based on their relative average net assets for the relevant fiscal period. The Trust provides no pension or retirement benefits to Trustees, but has adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

         The following table sets forth the amount of the compensation paid (or deferred in lieu of current payment) by the Trust during its fiscal year ended August 31, 2000 to the persons who served as Trustees during all or any portion of such fiscal year:

                                        TOTAL
                                        COMPENSATION
PERSON                                  FROM TRUST
------                                  ------------
Robert R. Archibald                     $7000
Brad L. Badgley                         $7000
Earl E. Lazerson                        $7000
Harry R. Maier                          $7000
Robert E. Saur                          $7000
Neil Seitz                              $7000


         As of December _____, 2000, the Trustees and officers of the Trust beneficially owned as a group less than 1% of the outstanding shares of each Fund.

         Each of the Trust, Union Planters, and BISYS, L.P.., the Trust's Distributor, has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

         Under the Trust's Declaration of Trust (as defined below) and Massachusetts law, the Board of Trustees has ultimate responsibility for the management of the Funds. Under the relevant agreements, the Trustees supervise the performance of the Funds' adviser, custodian and other service-providers.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

         Under a separate investment advisory agreement with each Fund (each, an "Advisory Agreement"), Union Planters provides investment advice for, and supervises the investment programs of, the Funds. Union Planters, located at 1401 South Brentwood Boulevard, St. Louis, Missouri 63144, is a wholly-owned subsidiary of Union Planters Holding Corporation, itself a wholly-owned subsidiary of Union Planters Corporation, a Tennessee corporation and a bank holding company. Union Planters Corporation, headquartered in Memphis, Tennessee, is one of the largest banking organizations in the country, with total assets of approximately $33 billion. Through their offices in twelve states, Union Planters Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.

         Each of the Funds pays Union Planters an annual investment advisory fee based on a percentage of the Fund's average daily net assets. Pursuant to Union Planters' agreement to reduce its advisory fees through December 31, 2000, such fees are as follows: Intermediate Government Bond Fund, 0.40%; Growth & Income Fund, 0.50%; Tax-Exempt Bond Fund, 0.30%; Money Market Fund, 0.17% (through August 31, 2000) and 0.20% thereafter through December 31, 2000. Without any further waivers or reductions, each Fund's advisory fees will be as follows, effective January 1, 2001: Intermediate Government Bond Fund, 0.50%; Short Term Bond Fund, 0.55%; Growth & Income Fund, 0.75%; Balanced Fund, 0.80%; Tax-Exempt Bond Fund, 0.50%; and each Money Fund, 0.40%.

         Each Advisory Agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an Advisory Agreement must be approved (i) by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, or by Union Planters upon ninety days' written notice, and terminates automatically in the event of its assignment. In addition, each Advisory Agreement will automatically terminate if the Trust or the Fund shall at any time be required by Union Planters to eliminate all reference to the word "LEADER" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Union Planters.

         Each Advisory Agreement provides that Union Planters shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Union Planters and its affiliates also provide investment advice to numerous other corporate and fiduciary clients. These other clients sometimes invest in securities in which the Funds also invest. If a Fund and such other clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the Trustees that the desirability of retaining Union Planters as adviser for the Funds outweighs the disadvantages, if any, which might result from these practices.

         During the last three fiscal years, each Fund paid the following amounts as investment advisory fees to Union Planters (including all amounts paid by the Fund to Magna Bank, N.A., which served as investment adviser to each Fund from inception through October 1998, when Magna Bank, N.A. merged with and into Union Planters), pursuant to the relevant Advisory Agreement:


                                     FISCAL       GROSS (BEFORE                             NET (AFTER
                                   YEAR ENDED       VOLUNTARY                               VOLUNTARY
         FUND                        AUG. 31       REDUCTION)            REDUCTION          REDUCTION)
         ----                        -------       ----------            ---------          ----------
LEADER Growth & Income Fund            1998        $596,301             $198,767                $397,534

                                       1999        $967,691             $322,563                $645,128

                                       2000        $[______]            $_______]               $[______]

LEADER Intermediate Government         1998        $338,078             $67,615                 $270,463
Bond Fund
                                       1999        $387,178             $77,435                 $309,743

                                       2000        $[______]            $[______]               $[______]

LEADER Money Market Fund               1999        $96,163              $55,293                 $40,870

                                       2000        $[______]            $[______]               $[______]

Tax-Exempt Bond Fund                   2000        $[______]            $[______]               $[______]


ADMINISTRATOR

         BISYS Fund Services, L.P.., under an agreement with the Trust (the "Administration Agreement"), provides management and administrative services to the Funds, and, in general, supervises the operations of the Trust. BISYS, L.P. does not provide investment advisory services. As part of its duties, BISYS, L.P. provides office space, equipment and clerical personnel for managing and administering the affairs of the Trust. BISYS, L.P. supervises the provision of custodial, auditing, valuation, bookkeeping, legal, and dividend disbursing services and provides other management and administrative services. The Trust pays BISYS, L.P. a fee for its services to each Fund at the annual rate of 0.20% of the Trust's average daily net assets.

         For the fiscal year ended August 31, 2000, pursuant to the terms of the Administration Agreement, the Growth & Income Fund paid BISYS, L.P. $[_____], the Intermediate Government Bond Fund paid BISYS, L.P. $[_____], the Tax-Exempt Bond Fund paid BISYS, L.P. $[_____], the Money Market Fund paid BISYS, L.P. $[_____] (which is $[_____] less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17%). For the fiscal year ended August 31, 1999, pursuant to the terms of the Administration Agreement, the Growth & Income Fund paid BISYS, L.P. $257,852, the Intermediate Government Bond Fund paid BISYS, L.P. $154,873, and the

Money Market Fund paid BISYS, L.P. $40,867 (which is $7,212 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17%). For the fiscal year ended August 31, 1998, pursuant to the terms of the Administration Agreement, the Growth & Income Fund paid BISYS, L.P. $158,698, and the Intermediate Government Bond Fund paid BISYS, L.P. $134,948. For the period June 2, 1997 (the date the Trust entered into this agreement with BISYS, L.P.) through August 31, 1997, pursuant to the terms of the Administration Agreement, the Growth & Income Fund paid BISYS, L.P. $29,572, and the Intermediate Government Bond Fund paid BISYS, L.P. $27,878. Prior to June 2, 1997, Ernst Asset Management Corporation ("EAMC") provided management and administrative services to the Funds. For the period September 1, 1996 through June 1, 1997, the Growth & Income Fund and the Intermediate Bond Fund paid EAMC $70,951 and $87,869, respectively.

ADMINISTRATIVE SERVICES PLAN

         Institutional Shares of each Fund adopted an Administrative Services Plan (the "Service Plan") effective as of September 1, 2000, as described in the Prospectus. This Statement contains additional information that may be of interest to investors.

         Continuance of the Service Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees that are not "interested persons" of the Funds. All material amendments to the Service Plan must be approved by the Trustees and the "disinterested" Trustees. The Service Plan may be amended to increase or otherwise change the costs Institutional Shares bear for services covered by the Service Plan without shareholder vote. The Service Plan may be terminated without penalty, at any time, by a majority of the disinterested Trustees. The Trust may compensate financial institutions that have entered into servicing agreements with the Trust pursuant to the Service Plan for providing a range of administrative support services to certain Fund shareholders that may also be customers of the financial institution.

TRUST EXPENSES

         The Trust pays the compensation of its Trustees; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and Trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds;

the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.


         Custodial Arrangements. Prior to September 22, 2000, The Fifth Third Bank, located at Fifth Third Center, Cincinnati, Ohio 45263, was the custodian for the Growth & Income Fund, Intermediate Government Bond Fund, Tax-Exempt Bond Fund and Money Market Fund. Union Planters succeeded The Fifth Third Bank as custodian for such Funds on September 22, 2000. Union Planters has served as the custodian for the Treasury Money Market Fund, Tax-Exempt Money Market Fund, Balanced Fund and Short Term Bond Fund since inception. As custodian, Union Planters holds in safekeeping securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, the custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Pursuant to an agreement with the Trust, the custodian receives compensation from each Fund for such services based upon a percentage of each Fund's average daily net assets.


         Independent Accountants. The Funds' independent accountants are [___________], [_____________________]. [_______________] conducts an annual audit of the Trust's financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation. Prior to October ___, 2000, [___________], [_________________], served as the Trust's independent accountants.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Transactions on U.S. stock exchanges and other agency transactions for the account of a Fund involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

It is anticipated that most purchases and sales of securities by the Funds (except for the Growth & Income Fund and the Balanced Fund) will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, only the Growth & Income Fund and the Balanced Fund will ordinarily pay significant brokerage commissions with respect to securities transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934 (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Union Planters or its affiliates receive brokerage and research services and other similar services from many broker-dealers with which Union Planters places the Funds' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, newspapers, magazines, pricing services, quotation services, news services, timing services and personal computers utilized by Union Planters' or its affiliates' portfolio managers and analysts. Some of these services are of value to Union Planters and its affiliates in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds are not reduced because Union Planters and its affiliates receive these services, even though Union Planters might otherwise be required to purchase some of these services for cash.

         Union Planters places all orders for the purchase and sale of portfolio investments for the Funds. In doing so, Union Planters uses its best efforts to obtain for each Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Union Planters, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, Union Planters may cause each Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Union Planters or its affiliates an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker would have charged for effecting that transaction. Union Planters' authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Trust's Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Union Planters will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trust's Trustees may determine, Union Planters considers sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

         Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust, such as BISYS, may not serve as the Funds' dealer in connection with such transactions.

         During the fiscal years ended August 31, 1998, August 31, 1999, and August 31, 2000, the Trust paid, on behalf of the Growth & Income Fund, $31,137, $51,122, and $[____], respectively, in brokerage commissions. No such commissions were paid to the Trust.

                            DESCRIPTION OF THE TRUST

         The Trust, registered as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated April 28, 1994. The Trust is currently divided into eight separate series - one for each of the Growth & Income Fund, the Balanced Fund, the Intermediate Government Bond Fund, the Tax-Exempt Bond Fund, the Short Term Bond Fund, the Money Market Fund, the Treasury Money Market Fund, and the Tax-Exempt Money Market Fund.

SERIES AND CLASSES OF SHARES

         The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares, in multiple series. Each Fund represents a separate series of shares. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Although the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of more than one Fund.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. The Trustees have designated and authorized the issuance of three different classes of shares for each Money Fund--"Institutional Shares" (formerly "Class A Shares"), "Investor Shares" and "Sweep Shares." The Trustees have designated and authorized the issuance of two classes of shares for each of the other Funds of the Trust--"Institutional Shares" (formerly "Class A Shares"), and "Investor Shares." The Trust may at a future date offer different classes of shares of each Fund with different sales charge arrangements. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (a new "Fund").

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by a vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders.

VOTING RIGHTS

         As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

         The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule l8f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the Advisory Agreement relating to that series.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the relevant Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

RECORD AND BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES

         The table below shows the percentage of shares that were owned of record by Union Planters as of December ___, 2000; all of such shares were held for the benefit of accounts for which Union Planters acts as Trustee or custodian. Owners of 25% or more of the outstanding shares of a Fund may be presumed to "control" that Fund, as that term is defined under the 1940 Act.

LEADER Growth & Income Fund            [___]%
LEADER Balanced Fund                   [___]%
LEADER Intermediate Government         [___]%
Bond Fund
LEADER Tax-Exempt                      [___]%
Bond Fund
LEADER Short Term                      [___]%
Bond Fund
LEADER Money Market Fund               [___]%
LEADER Treasury Money                  [___]%
Market Fund
LEADER Tax-Exempt                      [___]%
Money Market Fund

         The following chart sets forth the names, addresses and percentage ownership of those shareholders known to the Trust as owning beneficially 5% or more of the outstanding Institutional Class Shares of any Fund as of [INSERT DATE], 2000:


                                         Name and Address                                             %
           Fund                          of Beneficial Owner                                      Ownership
           ----                          -------------------                                      ---------

LEADER Growth & Income Fund -            ISTCO A Partnership                                      [96.86]%
Instutional Shares                       P.O. Box 523
                                         Belleville, IL  62222-0523

LEADER Balanced Fund-                    ISTCO A Partnership                                       [____]%
Instutional Shares                       P.O. Box 523
                                         Belleville, IL  62222-0523

LEADER Intermediate Government           ISTCO A Partnership                                      [99.60]%
Bond Fund - Instutional Shares           P.O. Box 523
                                         Belleville, IL  62222-0523

LEADER Money Market Fund -               ISTCO A Partnership                                      [92.98]%
Instutional Shares                       P.O. Box 523
                                         Belleville, IL  62222-0523

LEADER Tax-Exempt Bond Fund -            ISTCO A Partnership                                      [97.45]%
Instutional Shares                       P.O. Box 523
                                         Belleville, IL  62222-0523

LEADER Treasury Money Market             ISTCO A Partnership                                        [___]%
Fund- Instutional Shares                 P.O. Box 523
                                         Belleville, IL  62222-0523
LEADER Short Term Bond Fund -            ISTCO A Partnership                                        [___]%
Instutional Shares                       P.O. Box 523
                                         Belleville, IL  62222-0523


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

All Funds
---------

         The net asset value of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made by BISYS, L.P. as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of that Fund's shares might be materially affected. The New York Stock Exchange is expected to be closed on the following weekdays:
Thanksgiving Day, Christmas Day, New Year's Day, President's Day, Good Friday, Martin Luther King, Jr. Day, Memorial Day, Independence Day and

Labor Day. The Money Funds will also be closed on Columbus Day and Veterans'
Day.

All Funds (except for the Money Funds)
--------------------------------------

         Equity securities listed on an established securities exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships between securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

Money Funds
-----------

         Under normal market conditions, each of the Money Funds values its portfolio securities at "amortized cost." Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at the maturity date the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of the Fund may at times be more or less than their market value.

         By using amortized cost valuation, each of the Money Funds seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value. It is believed that any difference will normally be minimal. The Trustees monitor quarterly the deviation between each Fund's net asset value per share as determined by using available market quotations and its amortized cost price per share. Union Planters makes such comparisons at least weekly and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for a Fund, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of such Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that a given Money Fund will be able to maintain its net asset value at $1.00.

                              SHAREHOLDER SERVICES

Please see the Prospectus under "Shareholder Information" for additional information regarding services offered by the Funds.

OPEN ACCOUNTS

         A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by BISYS, Inc., the shareholder servicing agent for the Trust. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year, BISYS, Inc. will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

         The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

         The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

                                   REDEMPTIONS

         The procedures for redemption of Fund shares are summarized in the Prospectus under "Shareholder Information."

         Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. The circumstances under which a signature guarantee will be required are described in the Prospectus.

         If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to BISYS, Inc. at (800) 219-4182. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (up to $10.00) is deducted.

         In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from BISYS, Inc. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to BISYS, Inc. a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, BISYS, L.P., BISYS, Inc. and Union Planters are not responsible for the authenticity of withdrawal instructions received by telephone where reasonable procedures are followed to verify that telephone instructions are correct.

         The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BISYS, Inc. in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than 10 days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared, which may take up to 10 business days from the purchase date.

         Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule l8f-l under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period. In the event Fund shares are redeemed in kind, the Fund will attempt to distribute liquid securities.

         A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gains or loss. See "Income Dividends, Capital Gains Distributions and Tax Status."

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS

         It is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. Please refer to "Dividends and Distributions" in the Prospectus for information regarding the frequency with which each Fund declares and pays dividends.

         Income dividends and capital gains distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gains distributions, or both, in cash. The election may be made at any time by submitting a written request directly to BISYS, Inc.. In order for a change to be in effect for any dividend or distribution, it must be received by BISYS, Inc. on or before the record date for such dividend or distribution.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock or securities; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. Government Securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, with no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and which are engaged in the same, similar or related trades and businesses. To satisfy these conditions, the Funds may be limited in their ability to use certain investment techniques and may be required to liquidate assets to distribute income. Moreover, some investment techniques used by the Funds may change the character and amount of income recognized by the Funds. As a regulated investment company, each Fund will not be subject to federal income tax on income paid on a timely basis to its shareholders in the form of dividends or capital gain distributions.

         If a Fund does not qualify for taxation as a regulated investment company for any taxable year, such Fund's income will be subject to corporate income taxes imposed at the Fund level, and all distributions from earnings and profits, including distributions of net exempt-interest income and net capital gain (i.e., the excess, if any, of net long-term capital gain over net short-term capital loss), will be taxable to shareholders as ordinary income. In addition, in order to re-qualify for taxation as a regulated investment company, such Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" (as defined in the Code) over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

         Each of the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund will be qualified to pay "exempt-interest dividends" to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations, the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. Because Fund expenses attributable to earning tax-exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of the Fund's net tax-exempt and taxable income may be considered as paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion represents a return of the Fund's capital). Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after that basis has been reduced to zero, will constitute capital gains to such shareholder (assuming that such shareholder held its shares as a capital asset).

         If a shareholder incurs or continues indebtedness to purchase or carry shares of either of the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund, that portion of interest paid or accrued on such indebtedness that equals the total interest paid or accrued on the indebtedness, multiplied by the percentage of the relevant Fund's total distributions (not including distributions from net long-term capital gains) paid to such shareholder that are exempt-interest dividends, is not deductible for federal income tax purposes. The Internal Revenue Service may consider the purchase of shares to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

         Each shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends would retain the exclusion from tax if such shareholder were treated as a "substantial user" or a "related person", as those terms are defined in the Code, with respect to facilities financed through any of the tax-exempt obligations held by the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund. In addition, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund may have on the taxation of your benefits.

         Shareholders of each Fund will be subject to federal income taxes on distributions made by each Fund, whether received in cash or additional shares of the Fund, as described herein and in the Prospectus. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent, respectively). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. If a shareholder sells Tax-Exempt Bond Fund shares held for six months or less at a loss, the loss will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to the shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

         Dividends and distributions on a Fund's shares are generally subject to a federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         Generally a Fund may designate dividends eligible for the dividends-received deduction only to the extent that such dividends are derived from dividends paid to the Fund with respect to which the Fund could have taken the dividends-received deduction if it had been a regular corporation. The dividends-received deduction is not available to non-corporate shareholders, Subchapter S corporations or corporations who do not hold their shares for a least 46 days during the 90-day period beginning on the date that is 45 days before the ex-dividend date.

         Redemptions, sales and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Provided the shareholder holds the shares as a capital asset, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise, the gain on the redemption, sale or exchange of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as a long-term capital loss if the shares have been held for more than 12 months, and otherwise as short-term capital loss. No loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

         A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

         If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to such Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Such Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

         A Fund's investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, such Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate such Fund's recognition of ordinary income and may affect the timing or amount of such Fund's distributions.

         A Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

         Dividends and distributions also may be subject to state and local taxes. To the extent distributions consist of interest from securities of the U.S. Government and certain of its agencies and instrumentalities, they may be exempt from state and local income taxes. Interest from obligations that are merely guaranteed by the U.S. Government or one of its agencies generally is not entitled to this exemption. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

         The foregoing discussion relates solely to U.S. investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 31% United States withholding tax (or a reduced rate of withholding provided by treaty).

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

                             PERFORMANCE INFORMATION

         Each Fund may from time to time include its total return and/or yield in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Morningstar, Donoghue or Lipper Analytical Services as having the same investment objectives.

         Each Fund may make reference in its advertising and sales literature to awards, citations and honor bestowed on it or Union Planters by industry organizations and other observers and raters, including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the selection process, including, but not limited to, the scores and categories in which the Fund excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Fund competed for the award, honor or citation.

TOTAL RETURN. Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (or for such shorter periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent]= ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. Each Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

YIELD. Each Fund's yield, as it may appear in advertisements or written sales material, represents the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the "base period"). Current yield for the base period (for example, seven calendar days in the case of the Magna Money Market Fund) is calculated by dividing (i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 to determine the net income on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $1, in order to state the current yield as a percentage. Yield may also be calculated on a compound basis ("effective" or "compound" yield) which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period.

         Yield is calculated without regard to realized and unrealized gains and losses. A Fund's yield will vary depending on prevailing interest rates, operating expenses and the quality, maturity and type of instruments held in the Fund's portfolio. Consequently, no yield quotation should be considered as representative of what a Fund's yield may be for any future period. A Fund's yields are not guaranteed.

         Shareholders comparing Fund yield with that of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should consider such things as liquidity, minimum balance requirements, check writing privileges, the differences in the periods and methods used in the calculation of the yields being compared, and the impact of taxes on alternative types of investments.

         Yield information may be useful in reviewing a Fund's performance and providing a basis for comparison with other investment alternatives. However, unlike bank deposits, traditional corporate or municipal bonds or other investments which pay a fixed yield for a stated period of time, money market and tax exempt money market fund yields fluctuate.

         The table below sets forth the average annual total return of each Fund for the one year period ending August 31, 2000, and for the period from the commencement of the Funds' operations until August 31, 2000. The performance shown is for Class A Shares of the Funds. Institutional Shares are the continuation of the Class A Shares, the sole class of shares offered by the Funds prior to September 1, 2000, when the Class A Shares were redesignated "Institutional Shares."

AVERAGE ANNUAL RETURN OF FUND SHARES FOR THE PERIODS LISTED

--------------------------------------------------------------------------------------------------------------------
                                             Total Return                 Total Return          Total Return
FUND                                          (One Year)                  (Three Year)        (Since Inception)
--------------------------------------------------------------------------------------------------------------------
LEADER Growth & Income Fund                    [_____]%                     [_____]%               [_____]%
(commencement of operations:
September 1, 1994)
--------------------------------------------------------------------------------------------------------------------
LEADER Intermediate Government                 [_____]%                     [_____]%               [_____]%
Bond Fund (commencement of
operations: September 1, 1994)
--------------------------------------------------------------------------------------------------------------------

LEADER Tax-Exempt Bond                         [_____]%                       N/A                  [_____]%
Fund (commencement of
operations: [_____])
--------------------------------------------------------------------------------------------------------------------


YIELD FOR LEADER MONEY MARKET FUND

           The table below sets forth the LEADER Money Market Fund's yield and total effective yield, in each case based on the seven days ended August 31, 2000:

LEADER Money Market Fund             Yield              Effective Yield
                                     -----              ---------------
                                     [----]%               [----]%


TAX EFFECTIVE YIELD OF THE TAX-EXEMPT BOND FUND

                                   APPENDIX A
                                   ----------

                     DESCRIPTION OF CERTAIN FUND INVESTMENTS
                     ---------------------------------------


         Obligations Backed by Full Faith and Credit of the U.S. Government -- are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration.

         Other U.S. Government Obligations -- are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

         Repurchase Agreements -- are agreements by which the Fund purchases a security (usually a U.S. Government Obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

         Certificates of Deposit -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Bankers' Acceptances -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

         Yankee dollar Obligations -- obligations of U.S. branches of foreign banks.

         Commercial Obligations -- include bonds and notes issued by corporations in order to finance longer-term credit needs. (See Appendix B.)

                                                                      APPENDIX B

                     DESCRIPTION OF BOND RATINGS ASSIGNED BY
                        STANDARD & POOR'S CORPORATION AND
                         MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S CORPORATION

Corporate Bonds
---------------

                                       AAA

         This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                       AA

         Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                        A

         Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                       BBB

         Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher-rated categories.

                                 BB, B, CCC, CC

         Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper
----------------

         Commercial paper rated A-1 by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. Their reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted "A-1+."

                                        C

         The rating C is reserved for income bonds on which no interest is being paid.

                                        D

         Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

Corporate Bonds
---------------

                                       Aaa

         Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

         Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

         Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                      Baa

         Bonds that are rated Baa are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                       Ba

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest

                                       Ca

         Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

         Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

Commercial Paper
----------------

         The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Part C.  OTHER INFORMATION

Item 23.          Exhibits

                  Exhibits:


                  a.                Agreement and Declaration of Trust.(1).
                                    Amendment No. 1 to Agreement and Declaration of Trust.(8)


                  b.                By-Laws.(1)

                  c.                None.

                  d. Forms of Investment Advisory Agreements for each of LEADER Growth & Income Fund (formerly Magna Growth & Income Fund) and LEADER Intermediate Government Bond Fund (formerly Magna Intermediate Government Bond
                                    Fund).(3) Form of Investment Advisory
                                    Agreement for LEADER Money Market Fund
                                    (formerly Magna Money Market Fund).(4) Form of Investment Advisory Agreement for LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund).(5) Form of Investment Advisory Agreements for LEADER Treasury Money Market Fund.(8) Form of Investment Advisory Agreement for LEADER Tax-Exempt Money Market Fund.(8) Forms of Investment Advisory Agreements for each of LEADER Balanced Fund and LEADER Short Term Bond Fund.

                  e. Forms of Distribution Agreement for each of LEADER Growth & Income Fund (formerly
                                    Magna Growth & Income Fund) and LEADER
                                    Intermediate Government Bond Fund (formerly
                                    Magna Intermediate Government Bond Fund).(2)
                                    Form of Amendment to Distribution

--------------------
     (1) Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on December 20, 1996.

     (2) Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on December 18, 1997.

     (3) Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange

                                    Agreement for LEADER Money Market Fund
                                    (formerly Magna Money Market Fund).(4) Form of Amendment to Distribution Agreement for LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund).(5) Form of Amendment to Distribution Agreement for LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8) Form of Amendment to Distribution Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.

                  f.                None.

                  g. Form of Custodian Agreement for LEADER Growth & Income Fund (formerly Magna Growth & Income Fund) and LEADER Intermediate Government Bond Fund (formerly Magna Intermediate Government Bond Fund).(2) Form of Amendment to Custodian Agreement for LEADER Money Market Fund (formerly Magna Money Market Fund).(4) Form of Amendment to Custodian Agreement for LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond
                                    Fund).(5) Form of Custodian Agreement for
                                    LEADER Growth and Income Fund (formerly
                                    Magna Growth and Income Fund) LEADER
                                    Intermediate Government Bond Fund (formerly
                                    Magna Intermediate Government Bond Fund)
                                    LEADER Tax-Exempt Bond Fund (formerly Magna
                                    Tax-Exempt Bond Fund) LEADER Money Market
                                    Fund (formerly Magna Money Market Fund),
                                    LEADER Treasury Money Market Fund and LEADER
                                    Tax-Exempt Money Market Fund.(8) Form of
                                    Amendment to Custodian Agreement for LEADER
                                    Balanced Fund and LEADER Short Term Bond
                                    Fund.

                  h.(i)             Form of Administration Agreement for
                                    LEADER Growth & Income Fund (formerly
                                    Magna Growth & Income Fund) and LEADER
                                    Intermediate Government Bond Fund (formerly
                                    Magna Intermediate Government Bond Fund).(2)
                                    Form of Amendment to Administration
                                    Agreement for LEADER Money Market Fund
                                    (formerly Magna Money


--------------------
Commission on November 30, 1998.

     (4) Incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on March 15, 1999.

     (5) Incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on October 18, 1999.

     (6) Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on December 30, 1999.

                                    Market Fund).(4) Form of Amendment to
                                    Administration Agreement for LEADER
                                    Tax-Exempt Bond Fund (formerly Magna
                                    Tax-Exempt Bond Fund.(5) Form of Amendment to Administration Agreement for LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8) Form of Amendment to Administration Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.

                  h.(ii) Form of Transfer Agent Agreement for LEADER Growth & Income Fund (formerly Magna Growth & Income Fund) and LEADER Intermediate Government Bond Fund (formerly Magna Intermediate Government Bond Fund).(2) Form of Amendment to Transfer Agent Agreement for LEADER Money Market Fund (formerly Magna Money Market Fund).(4) Form of Amendment to Transfer Agent for LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund.(5) Form of Amendment to Transfer Agent Agreement for LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8) Form of Amendment to Transfer Agent Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.

                  h.(iii) Form of Fund Accounting Agreement for LEADER Growth & Income Fund (formerly Magna Growth & Income Fund) and LEADER Intermediate Government Bond Fund (formerly Magna Intermediate Government Bond Fund).(2) Form of Amendment to Fund Accounting Agreement for LEADER Money Market Fund (formerly Magna Money Market Fund).(4) Form of Amendment to Fund Accounting Agreement for LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund).(5) Form of Amendment to Fund Accounting Agreement for LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8) Form of Amendment to Fund Accounting Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.

                  h.(iv)            Form of Notification of Fee Waiver.(6)

                  h.(v) Form of Administrative Services Plan for Institutional Shares and Sweep Shares of each Fund.(8) Form of Amended and Restated Administrative Services Plan (Institutional Shares).

                  h.(vi) Form of Rule 2a-7 Policies and Procedures for the LEADER Money Market Fund (formerly Magna Money Market Fund), LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8)

                  i. Opinion and Consent of Counsel.(2) Form of Opinion and Consent with respect to LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund).(5) Form of Opinion and Consent of Counsel with respect to LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8) Form of Opinion and Consent of Counsel with respect to LEADER Balanced Fund and LEADER Short Term Bond Fund.

                  j.                Consent of Independent Accountant.

                  k.                None.

                  l. Form of Organizational Expense Reimbursement Agreement(2); Letter regarding sale of initial shares.(2)

                  m. Form of LEADER Mutual Funds Distribution and Service Plan for Investor Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

                  n. Form of LEADER Mutual Funds Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940.

                  o. Powers of Attorney of Robert A. Archibald, Earl E. Lazerson, Robert E. Saur, Harry R. Maier, Neil Seitz and Brad L.
                                    Badgley.(3)

                  p. Form of Code of Ethics for each of LEADER Mutual Funds and Union Planters Bank, N.A.
                                    (7)

         (7) Incorporated by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on June 30, 2000.


         (8) Incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on June 13, 2000.


Item 24.          Persons Controlled by or under Common Control with Registrant

                  None.

Item 25.          Indemnification

                  See Item 27 of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-78408) filed on July 15, 1994, which is hereby incorporated by reference.

Item 26.          Business and Other Connections of Investment Adviser

                  (a) Union Planters Bank, National Association ("Union Planters"), the adviser of the Registrant, is a national bank. Union Planters is a multi-state national banking association headquartered in Memphis, Tennessee.

                  (b) The name, address and principal occupation of Union Planters' directors and principal executive officers are as follows:

Item 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT
                  ADVISER:

                  (a) Founded in 1869, Union Planters Bank, a national banking association, is a wholly-owned subsidiary of Union Planters Corporation (the "Corporation"), a multi-bank holding company headquartered in

                           Memphis, Tennessee. Union Planters is a commercial bank offering a wide range of banking services to its customers. The adviser has been managing trust assets for over 80 years. As of December 31, 1998, the Trust Group of Union Planters had approximately $10.5 billion under administration, of which it had investment discretion over approximately $3.2 billion.



                                                                          Other Substantial
                                     Position with                        Business, Profession,
Name                                 the Adviser                          Vocation or Employment
----                                 -----------                          ----------------------
Benjamin W. Rawlins, Jr.             Chairman of the Board,               Chairman and Chief Executive
                                     Chief Executive Officer              Officer,
                                                                          Union Planters Corporation
                                                                          7130 Goodlett Farms Pkwy.
                                                                          Memphis, TN 38017

Bobby Durey                          Senior Executive                     Senior Executive Vice President
                                     Vice President and                   and Chief Financial Officer,
                                     Chief Financial Officer              Union Planters Corporation
                                                                          7130 Goodlett Farms Pkwy
                                                                          Memphis, TN 38017

Al Kennebeck                         Senior Executive
                                     Vice President -
                                     Retail Services

Mike Russell                         Senior Executive
                                     Vice President -
                                     Lending & Credit Administration

Lloyd Devaux                         Senior Executive Vice President
                                     and Chief Information Officer
                                     Technology & Operations



Jackson W. Moore                     Director                             President and Chief Operating
                                                                          Officer,
                                                                          Union Planters Corporation
                                                                          7130 Goodlett Farms Pkwy.
                                                                          Memphis, TN 38017

Albert M. Austin                     Director                             Chairman, Cannon, Austin and
                                                                          Cannon, Inc.,
                                                                          6685 Poplar Avenue, #200
                                                                          Germantown, TN 38138

George W. Bryan                      Director                             Chief Executive Officer
                                                                          Sable Enterprises
                                                                          752 Walnut Knoll Lane
                                                                          #207
                                                                          Memphis, TN  38120

James E. Harwood                     Director                             President, Sterling Equities
                                                                          6305 Humphreys Blvd. Suite 207
                                                                          Memphis, TN 38120

                                                                          Other Substantial
                                     Position with                        Business, Profession,
Name                                 the Adviser                          Vocation or Employment
----                                 -----------                          ----------------------

Parnell S. Lewis, Jr.                Director                             River Investments, LLC;
                                                                          P.O. Box 271240
                                                                          Memphis, TN 38167-1240

Dr. V. Lane Rawlins                  Director                             President, Washington State University
                                                                          P.O. Box 64108
                                                                          Pullman, WA 99164

Donald F. Schuppe                    Director                             Retired
                                                                          6448 Wynfrey Place
                                                                          Memphis, TN 38120

David M. Thomas                      Director                             Retired
                                                                          1765 Camellia Drive
                                                                          Greenville, MS 38701

Richard A. Trippeer, Jr.             Director                             President, R.A. Trippeer, Inc.
                                                                          5865 Ridgeway Center Pkwy.
                                                                          Suite 300
                                                                          Memphis, TN 38120

                                                                          Other Substantial
                                     Position with                        Business, Profession,
Name                                 the Adviser                          Vocation or Employment
----                                 -----------                          ----------------------
Spence L. Wilson                     Director                             President, Kemmons Wilson, Inc.
                                                                          Kemmons Wilson, Inc.
                                                                          1629 Winchester Road
                                                                          Memphis, TN 38116







Item 27.          Principal Underwriters


BISYS Fund Services, L.P. ("BISYS") currently serves as administrator and/or distributor to the following investment companies:


Alpine Equity Trust
American Performance Funds
AmSouth Mutual Funds
The BB&T Mutual Funds Group
The Coventry Group
ESC Strategic Funds, Inc.
The Eureka Funds
Governor Funds
Fifth Third Funds
Hirtle Callaghan Trust
HSBC Funds Trust and HSBC Mutual Funds Trust
INTRUST Funds Trust
The Infinity Mutual Funds, Inc.
Solution Funds
Mercantile Mutual Funds, Inc.
Metamarkets.com
Meyers Investment Trust
MMA Praxis Mutual Funds
M.S.D.&T. Funds
Pacific Capital Funds
Republic Advisor Funds Trust
Republic Funds Trust

Sefton Funds Trust
SSgA International Liquidity Fund
Summit Investment Trust
USAllianz Funds
USAllianz Funds Variable Insurance Products Trust
Valenzuela Capital Trust
Variable Insurance Funds
The Victory Portfolios
The Victory Variable Insurance Funds
Vintage Mutual Funds, Inc.

Item 27(b)- Information about Directors and officers of BISYS Fund Services, L.P. is set forth below:



Name                            Position with Underwriter       Position with Fund
----                            -------------------------       ------------------
WC Subsidiary Corporation       Sole Limited Partner            None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.       Sole General Partner            None
3435 Stelzer Road
Columbus, OH 43219


OTHER BISYS DISTRIBUTORS:

In addition to the following officers of the BISYS related distributors listed below, each distributor has additional officers listed to the right ( business address for each person and distributor unless noted otherwise is 3435 Stelzer Road, Columbus, OH 43219 and unless noted otherwise each person holds no position with the Fund):
         Lynn Mangum                        Director
         Dennis Sheehan                     Director
         Kevin Dell                         Vice President/Secretary
         William Tomko                      Sr Vice President
         Michael Burns                      Vice President
         Steve Ludwig                       Compliance Officer
         Robert Tuch                        Assistant Secretary


Item 28.          Location of Accounts and Records

                  The following companies maintain possession of the documents required by the specified rules:

                  (a)      Union Planters Bank, National Association

                           Rule 31a-1(b)(9),(10),(11) and
                            (12),(e) and (f)
                           Rule 31a-2(d) and (e)

                  (b)      The Fifth Third Bank

                           Rule 31a-1(b)(1) - (3), (5) - (9)
                           Rule 31a-2(c)

                  (c)      BISYS Fund Services

                           Rule 31a-1(a), (b)(4),(12), (c) and (d)
                           Rule 31a-2(a) and (c)

Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings

                  None.

                              ********************

                                     NOTICE


         A copy of the Agreement and Declaration of Trust of LEADER Mutual Funds (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant, Leader Mutual Funds (the "Trust"), has caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and the State of Ohio, on the 17th day of October, 2000.

                                      LEADER MUTUAL FUNDS


                                      By:      /s/ Walter B. Grimm
                                               -------------------------
                                               Walter B. Grimm
                                               President

         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Walter B. Grimm
----------------------
Walter B. Grimm
President
Date:


/s/ Gary Tenkman
----------------------
Gary Tenkman
Treasurer (Chief Accounting Officer)
Date:


*BRAD L. BADGLEY
----------------------
Brad L. Badgley
Trustee

*EARL E. LAZERSON            *ROBERT E. SAUR             *NEIL SEITZ
----------------------       ----------------------      ----------------------
Earl E. Lazerson             Robert E. Saur              Neil Seitz
Trustee                      Trustee                     Trustee

*ROBERT R. ARCHIBALD         *HARRY R. MAIER           *By: /s/  Walter B. Grimm
----------------------       ----------------------        ---------------------
Robert R. Archibald          Harry R. Maier                 Walter B. Grimm
Trustee                      Trustee                        Attorney in Fact
                                                            Date:

                                 EXHIBIT INDEX


Exhibit No.         Name of Exhibit
-----------         ---------------


1-D(1)       Forms of Investment Advisory Agreement for LEADER Balanced Fund.

2-D(2)       Form of Investment Advisory Agreement for LEADER Short Term Bond
             Fund.

3-E Form of Amendment to Distribution Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.

4-G Form of Amendment to Custodian Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.

5-H(1) Form of Amendment to Administration Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.

6-H(2) Form of Amendment to Transfer Agent Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.

7-H(3) Form of Amendment to Fund Accounting Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.

8-H(5) Form of Amended and Restated Administrative Services Plan for Institutional Shares.

9-I Form of Opinion and Consent of Counsel with respect to LEADER Balanced Fund and LEADER Short Term Bond Fund.

10-M Form of Amended and Restated LEADER Mutual Funds Distribution and Service Plan for Investor Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

11-N Form of Amended and Restated LEADER Mutual Funds Multi-Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940.